USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Conservative Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Asset-Backed Securities (0.1%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 11/15/22 @ 100	$48	$48
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 10/20/22 @ 100 (a)	25	25
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 9/20/22 @ 100 (a)	56	53
Total Asset-Backed Securities (Cost $130)		126

Collateralized Mortgage Obligations (0.0%)(b)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 9/10/22 @ 100 (c)	26	26
Total Collateralized Mortgage Obligations (Cost $26)		26

Common Stocks (14.3%)
Communication Services (1.0%):
AT&T, Inc.	30,371	533
Comcast Corp. Class A	6,852	248
Omnicom Group, Inc.	3,223	216
The Interpublic Group of Cos., Inc.	17,348	479
Verizon Communications, Inc.	11,239	470
		1,946
Consumer Discretionary (1.2%):
Best Buy Co., Inc.	3,488	247
eBay, Inc.	5,443	240
Garmin Ltd.	689	61
Lennar Corp. Class A	6,836	530
Starbucks Corp.	5,701	479
Target Corp.	3,204	514
Whirlpool Corp.	1,649	258
		2,329
Consumer Staples (0.7%):
Altria Group, Inc.	13,458	607
Philip Morris International, Inc.	4,446	424
Walgreens Boots Alliance, Inc.	7,717	271
		1,302
Energy (0.7%):
EOG Resources, Inc.	2,946	357
Exxon Mobil Corp.	8,767	838
ONEOK, Inc.	1,202	74
		1,269
Financials (1.5%):
Ameriprise Financial, Inc.	2,065	554
Discover Financial Services	3,048	306
JPMorgan Chase & Co.	3,771	429
Regions Financial Corp.	3,386	73
Synchrony Financial	9,954	326
T. Rowe Price Group, Inc.	4,391	527
The Goldman Sachs Group, Inc.	713	237
The Hartford Financial Services Group, Inc.	5,325	343
		2,795
Health Care (2.3%):
Abbott Laboratories	4,740	487
AbbVie, Inc.	2,320	312
Agilent Technologies, Inc.	4,457	572

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Amgen, Inc.	1,890	$454
Bristol-Myers Squibb Co.	2,117	143
Cardinal Health, Inc.	4,426	313
Gilead Sciences, Inc.	10,118	642
Medtronic PLC	4,109	361
Merck & Co., Inc.	3,415	291
Pfizer, Inc.	4,325	196
ResMed, Inc.	347	76
West Pharmaceutical Services, Inc.	1,707	506
		4,353
Industrials (1.2%):
3M Co.	4,186	521
Cintas Corp.	266	108
Cummins, Inc.	294	63
Lockheed Martin Corp.	871	366
Masco Corp.	7,692	391
Robert Half International, Inc.	4,847	373
United Parcel Service, Inc. Class B	2,732	532
		2,354
Information Technology (4.6%):
Accenture PLC Class A	2,103	607
Apple, Inc.	14,457	2,273
Applied Materials, Inc.	2,523	237
Broadcom, Inc.	1,069	534
Cisco Systems, Inc.	8,168	365
HP, Inc.	6,716	193
Intel Corp.	5,878	188
International Business Machines Corp.	2,684	345
KLA Corp.	1,367	470
Lam Research Corp.	405	177
Mastercard, Inc. Class A	294	95
Microsoft Corp.	7,961	2,082
Motorola Solutions, Inc.	597	145
NetApp, Inc.	1,703	123
QUALCOMM, Inc.	1,558	206
Seagate Technology Holdings PLC	1,975	132
Skyworks Solutions, Inc.	1,198	118
Teradyne, Inc.	2,398	203
Visa, Inc. Class A	675	134
		8,627
Materials (0.3%):
LyondellBasell Industries NV Class A	3,867	321
Newmont Corp.	2,433	100
Nucor Corp.	562	75
		496
Real Estate (0.3%):
American Tower Corp.	564	143
Crown Castle, Inc.	673	115
Digital Realty Trust, Inc.	881	109
Equinix, Inc.	80	53
Prologis, Inc.	710	88
		508
Utilities (0.5%):
Evergy, Inc.	894	61
NRG Energy, Inc.	14,827	612

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Southern Co.	3,149	$243
		916
Total Common Stocks (Cost $27,556)		26,895

U.S. Treasury Obligations (2.0%)
U.S. Treasury Notes, 1.63%, 4/30/23 (d)	3,800	3,756
Total U.S. Treasury Obligations (Cost $3,795)		3,756

Exchange-Traded Funds (42.2%)
First Trust TCW Securitized Plus ETF (e)	239,250	5,433
Invesco DB Commodity Index Tracking Fund (f)	22,900	589
Invesco FTSE RAFI Developed Markets ex-US ETF	35,176	1,373
Invesco FTSE RAFI Emerging Markets ETF	86,305	1,566
iShares 7-10 Year Treasury Bond ETF	34,855	3,518
iShares Core MSCI Emerging Markets ETF	70,032	3,394
iShares Core S&P 500 ETF	3,510	1,394
iShares Core S&P Small-Cap ETF	53,418	5,192
iShares Core US Aggregate Bond ETF	50,062	5,042
iShares iBoxx High Yield Corporate Bond ETF	26,332	1,962
iShares JP Morgan USD Emerging Markets Bond ETF	9,378	800
iShares MSCI Canada ETF (e)	27,682	933
iShares MSCI International Momentum Factor ETF	71,831	2,116
iShares MSCI International Quality Factor ETF	81,444	2,486
JPMorgan BetaBuilders Canada ETF	5,192	306
JPMorgan BetaBuilders MSCI U.S. REIT ETF	7,286	655
Schwab Fundamental Emerging Markets Large Co. Index ETF	170,705	4,413
Schwab Fundamental International Large Co. Index ETF	237,343	6,617
Schwab Fundamental International Small Co. Index ETF	50,100	1,525
SPDR Bloomberg High Yield Bond ETF (e)	5,106	469
SPDR Gold Shares (f)	10,284	1,638
SPDR S&P Emerging Markets SmallCap ETF	7,496	375
U.S. Oil Fund LP (e)(f)	8,918	652
Vanguard FTSE All-World ex-U.S. ETF	27,110	1,339
Vanguard FTSE Developed Markets ETF	125,318	5,070
Vanguard Mortgage-Backed Securities ETF	56,777	2,700
Vanguard Real Estate ETF	13,990	1,301
Vanguard S&P 500 ETF	3,507	1,274
Vanguard Short-Term Bond ETF	61,044	4,657
Vanguard Small-Cap Value ETF	11,516	1,843
Vanguard Total Bond Market ETF (e)	49,999	3,730
Vanguard Total Stock Market ETF	11,829	2,349
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	236
Xtrackers USD High Yield Corporate Bond ETF (e)	69,791	2,383
Total Exchange-Traded Funds (Cost $79,328)		79,330

Affiliated Exchange-Traded Funds (40.8%)
VictoryShares ESG Core Plus Bond ETF	681,115	14,910
VictoryShares USAA Core Intermediate-Term Bond ETF	1,251,670	58,658
VictoryShares USAA Core Short-Term Bond ETF	54,683	2,677
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	9,770	389
Total Affiliated Exchange-Traded Funds (Cost $86,549)		76,634

Collateral for Securities Loaned (2.8%)^
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (g)	5,193,116	5,193
Total Collateral for Securities Loaned (Cost $5,193)		5,193
Total Investments (Cost $202,577) — 102.2%		191,960
Liabilities in excess of other assets — (2.2)%		(4,110)
NET ASSETS - 100.00%		$187,850

At August 31, 2022, the Fund's investments in foreign securities were 17.0% of net assets.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $78 thousands and amounted to less than 0.05% of net assets.
(b)	Amount represents less than 0.05% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2022.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments.
(e)	All or a portion of this security is on loan.
(f)	Non-income producing security.
(g)	Rate disclosed is the daily yield on August 31, 2022.

ETF—Exchange-Traded Fund
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	44	9/16/22	$1,541,764	$1,556,239	$14,475
FTSE 100 Index Futures	32	9/16/22	2,695,252	2,708,605	13,353
S&P/Toronto Stock Exchange 60 Index Futures	15	9/15/22	2,793,395	2,661,438	(131,957)
					$(104,129)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	10	9/15/22	$1,136,017	$1,181,444	$(45,427)
Hang Seng Index Futures	9	9/29/22	1,151,212	1,136,625	14,587
Swiss Market Index Futures	21	9/16/22	2,340,908	2,334,432	6,476
Tokyo Price Index Futures	9	9/8/22	1,268,503	1,271,183	(2,680)
					(27,044)

	Total unrealized appreciation				$48,891
	Total unrealized depreciation				(180,064)
	Total net unrealized appreciation (depreciation)				$(131,173)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Conservative Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

						Net Change
			Proceeds	Realized	Capital	in Unrealized
	Fair Value	Purchases	from	Gains	Gain	Appreciation/	Fair Value	Dividend
Cornerstone Moderately Conservative Fund	5/31/2022	at Cost	Sales	(Losses)	Distributions	Depreciation	8/31/2022	Income
VictoryShares ESG Core Plus Bond ETF	$15,102	$400	$(200)	$-	$-	$(392)	$14,910	$115
VictoryShares USAA Core Intermediate-Term Bond ETF	59,452	1,488	(744)	-	-	(1,538)	$58,658	310
VictoryShares USAA Core Short-Term Bond ETF	2,712	-	-	-	-	(35)	$2,677	15
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	436	-	-	-	-	(47)	$389	9
	$77,702	$1,888	$(944)	$-	$-	$(2,012)	$76,634	$449

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.0%)(a)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 11/15/22 @ 100	$21	$22
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 10/20/22 @ 100 (b)	13	13
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 9/20/22 @ 100 (b)	24	23
Total Asset-Backed Securities (Cost $59)		58

Collateralized Mortgage Obligations (0.0%)(a)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 9/10/22 @ 100 (c)	7	6
Total Collateralized Mortgage Obligations (Cost $7)		6

Common Stocks (34.7%)
Communication Services (2.3%):
Alphabet, Inc. Class C (d)	27,531	3,005
AMC Networks, Inc. Class A (d)	2,581	69
AT&T, Inc.	61,397	1,077
Cargurus, Inc. (d)	3,246	61
Comcast Corp. Class A	17,393	629
EchoStar Corp. Class A (d)	5,280	97
iHeartMedia, Inc. Class A (d)	10,538	93
Match Group, Inc. (d)	7,563	428
Sirius XM Holdings, Inc. (e)	126,417	770
TechTarget, Inc. (d)	1,222	79
Thryv Holdings, Inc. (d)	2,767	71
T-Mobile U.S., Inc. (d)	3,288	473
Verizon Communications, Inc.	14,648	612
World Wrestling Entertainment, Inc. Class A	2,346	160
ZipRecruiter, Inc. (d)	3,884	65
		7,689
Consumer Discretionary (3.2%):
Adtalem Global Education, Inc. (d)	1,804	68
AutoNation, Inc. (d)	1,783	222
AutoZone, Inc. (d)	432	916
Best Buy Co., Inc.	6,237	441
Crocs, Inc. (d)	1,349	99
Dick's Sporting Goods, Inc. (e)	904	96
Dillard's, Inc. Class A (e)	251	74
Ford Motor Co.	34,841	531
General Motors Co.	14,351	548
G-III Apparel Group Ltd. (d)	3,298	70
Graham Holdings Co. Class B	275	156
Group 1 Automotive, Inc.	879	157
Harley-Davidson, Inc.	2,618	101
Installed Building Products, Inc.	787	71
KB Home	3,436	98
Kontoor Brands, Inc.	2,786	104
Lennar Corp. Class A	6,429	498
Lithia Motors, Inc.	290	77
Lowe's Cos., Inc.	5,601	1,087
MarineMax, Inc. (d)	1,998	73
McDonald's Corp.	2,141	540
Meritage Homes Corp. (d)	990	78
Murphy USA, Inc.	349	101
O'Reilly Automotive, Inc. (d)	1,314	916
Perdoceo Education Corp. (d)	10,197	118
Signet Jewelers Ltd.	1,156	76

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sonic Automotive, Inc. Class A	3,303	$176
Sturm Ruger & Co., Inc.	1,402	73
Target Corp.	3,059	490
Taylor Morrison Home Corp. (d)	3,153	79
Tesla, Inc. (d)	3,597	991
The Home Depot, Inc.	4,624	1,334
Thor Industries, Inc.	1,104	89
Tupperware Brands Corp. (d)	8,970	101
Williams-Sonoma, Inc.	743	111
Wingstop, Inc.	989	113
Zumiez, Inc. (d)	3,250	84
		10,957
Consumer Staples (1.8%):
Altria Group, Inc.	24,736	1,116
Coca-Cola Consolidated, Inc.	147	70
Colgate-Palmolive Co.	6,280	491
Ingles Markets, Inc. Class A	1,679	147
National Beverage Corp.	2,597	144
Nu Skin Enterprises, Inc. Class A	1,890	77
PepsiCo, Inc.	3,418	589
Philip Morris International, Inc.	5,721	546
Sprouts Farmers Market, Inc. (d)	5,671	164
The Coca-Cola Co.	9,689	598
The Hershey Co.	1,848	415
The Kroger Co.	11,442	549
Tyson Foods, Inc. Class A	6,002	452
Walgreens Boots Alliance, Inc.	13,564	476
WD-40 Co.	503	95
Weis Markets, Inc.	1,389	108
		6,037
Energy (1.7%):
Antero Resources Corp. (d)	3,245	130
Arch Resources, Inc. (e)	795	116
California Resources Corp.	2,829	141
Chevron Corp.	4,180	661
CNX Resources Corp. (d)	3,549	63
ConocoPhillips	6,654	728
Devon Energy Corp.	8,213	580
EOG Resources, Inc.	4,727	573
Exxon Mobil Corp.	16,864	1,612
HF Sinclair Corp.	1,653	87
Marathon Petroleum Corp.	4,634	467
PBF Energy, Inc. Class A (d)	1,445	49
PDC Energy, Inc.	1,808	123
Peabody Energy Corp. (d)	2,695	66
SM Energy Co.	1,864	82
Texas Pacific Land Corp.	71	131
World Fuel Services Corp.	4,915	127
		5,736
Financials (4.9%):
Affiliated Managers Group, Inc.	832	106
AGNC Investment Corp.	6,730	80
American Express Co.	3,126	475
Annaly Capital Management, Inc.	3,774	24
Aon PLC Class A	1,786	499
Artisan Partners Asset Management, Inc. Class A	3,252	110
Bank of America Corp.	21,262	715
Bank of Hawaii Corp.	686	54

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (d)	5,236	$1,470
Blackstone, Inc.	4,502	423
Capital One Financial Corp.	4,904	519
Cathay General Bancorp	5,287	222
Citigroup, Inc.	11,362	555
Cohen & Steers, Inc.	1,254	89
Cowen, Inc. Class A	3,772	145
Cullen/Frost Bankers, Inc.	561	73
Enstar Group Ltd. (d)	651	123
Essent Group Ltd.	4,995	200
FactSet Research Systems, Inc.	1,097	475
International Bancshares Corp.	4,425	185
Jefferies Financial Group, Inc.	3,408	109
JPMorgan Chase & Co.	6,953	791
Lakeland Financial Corp.	1,706	129
M&T Bank Corp.	2,382	433
Marsh & McLennan Cos., Inc.	3,185	514
Mercury General Corp.	3,848	123
MetLife, Inc.	8,614	554
MGIC Investment Corp.	10,620	152
Morgan Stanley	7,098	605
MSCI, Inc.	967	434
NMI Holdings, Inc. Class A (d)	9,856	202
OneMain Holdings, Inc.	3,091	108
Pathward Financial, Inc.	3,879	128
Peoples Bancorp, Inc.	2,367	71
PJT Partners, Inc. Class A	1,730	120
PROG Holdings, Inc. (d)	3,711	69
Prudential Financial, Inc.	5,549	531
Radian Group, Inc.	10,679	225
Raymond James Financial, Inc.	4,118	430
Regions Financial Corp.	21,857	474
SEI Investments Co.	8,098	443
ServisFirst Bancshares, Inc.	2,015	170
Starwood Property Trust, Inc.	3,503	80
Stewart Information Services Corp.	1,892	96
SVB Financial Group (d)	1,129	459
T. Rowe Price Group, Inc.	3,729	447
The Bancorp, Inc. (d)	3,125	74
The Goldman Sachs Group, Inc.	1,850	615
The Progressive Corp.	4,496	551
Unum Group	3,784	143
Wells Fargo & Co.	14,632	640
Western Alliance Bancorp	1,248	96
		16,558
Health Care (6.1%):
AbbVie, Inc.	9,421	1,267
Alkermes PLC (d)	4,886	116
Amedisys, Inc. (d)	1,012	120
AmerisourceBergen Corp.	3,081	452
Amgen, Inc.	6,910	1,660
AMN Healthcare Services, Inc. (d)	1,078	111
Amneal Pharmaceuticals, Inc. (d)	23,545	51
Amphastar Pharmaceuticals, Inc. (d)	1,063	31
Arcus Biosciences, Inc. (d)	3,066	74
Biogen, Inc. (d)	2,537	496
Bristol-Myers Squibb Co.	16,039	1,081
Catalyst Pharmaceuticals, Inc. (d)	7,379	100
Chemed Corp.	241	115
Cigna Corp.	4,013	1,138

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Corcept Therapeutics, Inc. (d)	3,761	$97
CVS Health Corp.	11,363	1,115
DocGo, Inc. (d)	7,167	73
Dynavax Technologies Corp. (d)(e)	4,340	50
Eagle Pharmaceuticals, Inc. (d)	2,025	66
Elevance Health, Inc.	2,284	1,108
Eli Lilly & Co.	4,016	1,210
Emergent BioSolutions, Inc. (d)	2,515	60
Encompass Health Corp.	1,716	83
Exelixis, Inc. (d)	5,464	97
Figs, Inc. Class A (d)	4,991	58
Fulgent Genetics, Inc. (d)	2,016	88
Gilead Sciences, Inc.	8,875	563
Halozyme Therapeutics, Inc. (d)	4,072	166
IDEXX Laboratories, Inc. (d)	1,169	406
Innoviva, Inc. (d)	7,472	98
iTeos Therapeutics, Inc. (d)	3,268	73
Johnson & Johnson	10,020	1,617
Maravai LifeSciences Holdings, Inc. Class A (d)	2,142	45
McKesson Corp.	1,406	516
Medpace Holdings, Inc. (d)	546	81
Merck & Co., Inc.	14,672	1,252
Mettler-Toledo International, Inc. (d)	344	417
Multiplan Corp. (d)	12,052	42
National HealthCare Corp.	1,863	129
Organon & Co.	2,997	86
Owens & Minor, Inc.	3,152	93
Pfizer, Inc.	14,947	676
Prestige Consumer Healthcare, Inc. (d)	1,630	82
QuidelOrtho Corp. (d)	1,363	108
Select Medical Holdings Corp.	3,411	87
Supernus Pharmaceuticals, Inc. (d)	3,616	124
Tenet Healthcare Corp. (d)	2,001	113
Thermo Fisher Scientific, Inc.	1,014	553
United Therapeutics Corp. (d)	568	129
UnitedHealth Group, Inc.	3,178	1,650
Vanda Pharmaceuticals, Inc. (d)	7,906	84
Waters Corp. (d)	1,361	406
		20,513
Industrials (3.8%):
3M Co.	7,679	955
ACCO Brands Corp.	14,319	85
AGCO Corp.	683	74
Allison Transmission Holdings, Inc.	4,733	172
American Woodmark Corp. (d)	2,139	111
ArcBest Corp.	996	80
Atkore, Inc. (d)	1,227	104
Boise Cascade Co.	2,397	149
Cimpress PLC (d)	1,716	58
CoreCivic, Inc. (d)	6,312	60
Crane Holdings Co.	472	44
Cummins, Inc.	2,386	514
EMCOR Group, Inc.	1,020	121
Fastenal Co.	9,228	464
FedEx Corp.	2,406	507
General Dynamics Corp.	4,380	1,003
GrafTech International Ltd.	7,447	44
Hillenbrand, Inc.	1,297	54
HNI Corp.	2,040	65
Illinois Tool Works, Inc.	2,436	475

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kelly Services, Inc. Class A	3,927	$63
Kforce, Inc.	1,263	69
Lockheed Martin Corp.	3,809	1,600
ManpowerGroup, Inc.	1,586	116
Masco Corp.	8,851	450
Masonite International Corp. (d)	1,210	99
Matson, Inc.	1,373	101
MDU Resources Group, Inc.	5,622	169
MSC Industrial Direct Co., Inc.	1,964	156
Mueller Industries, Inc.	2,854	180
Northrop Grumman Corp.	950	454
Otis Worldwide Corp.	6,036	436
PACCAR, Inc.	5,634	493
Republic Services, Inc.	3,041	434
Rush Enterprises, Inc. Class A	3,008	142
Saia, Inc. (d)	337	70
Steelcase, Inc. Class A	6,952	78
The GEO Group, Inc. (d)	11,069	91
The Timken Co.	2,348	148
The Toro Co.	497	41
Triton International Ltd.	2,376	142
Union Pacific Corp.	2,334	524
United Parcel Service, Inc. Class B	3,288	640
W.W. Grainger, Inc.	865	480
Waste Management, Inc.	2,772	469
Zurn Elkay Water Solutions Corp.	3,312	91
		12,875
Information Technology (7.5%):
Accenture PLC Class A	2,016	581
Adobe, Inc. (d)	1,457	544
Amkor Technology, Inc.	7,375	148
Apple, Inc.	33,598	5,282
Applied Materials, Inc.	5,330	501
Automatic Data Processing, Inc.	1,973	482
Avid Technology, Inc. (d)	2,695	74
Badger Meter, Inc.	1,029	97
Broadcom, Inc.	2,371	1,183
Ciena Corp. (d)	1,738	88
Cisco Systems, Inc.	27,990	1,252
Cognizant Technology Solutions Corp. Class A	7,782	492
CSG Systems International, Inc.	2,858	165
Diodes, Inc. (d)	1,276	91
DXC Technology Co. (d)	3,240	80
Ebix, Inc. (e)	2,339	61
EVERTEC, Inc.	2,999	101
Fair Isaac Corp. (d)	991	445
Fortinet, Inc. (d)	5,722	279
HP, Inc.	30,670	881
Intel Corp.	16,920	540
International Business Machines Corp.	4,599	591
Intuit, Inc.	1,069	462
Jabil, Inc.	1,708	103
Kulicke & Soffa Industries, Inc.	1,429	60
Lattice Semiconductor Corp. (d)	2,351	127
Lumentum Holdings, Inc. (d)	1,123	94
Manhattan Associates, Inc. (d)	692	98
Maximus, Inc.	1,473	89
Methode Electronics, Inc.	3,307	134
Micron Technology, Inc.	8,828	499
Microsoft Corp.	15,459	4,042

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MKS Instruments, Inc.	897	$89
Motorola Solutions, Inc.	1,806	440
NCR Corp. (d)	3,060	95
Oracle Corp.	7,943	589
Palo Alto Networks, Inc. (d)	781	435
Paychex, Inc.	3,326	410
Perficient, Inc. (d)	1,173	92
QUALCOMM, Inc.	7,960	1,053
Qualys, Inc. (d)	1,015	154
Sanmina Corp. (d)	2,610	127
SPS Commerce, Inc. (d)	899	110
Synaptics, Inc. (d)	609	70
Teradata Corp. (d)	1,772	58
Texas Instruments, Inc.	6,850	1,132
The Hackett Group, Inc.	4,379	90
TTEC Holdings, Inc.	1,040	54
VeriSign, Inc. (d)	2,370	432
Vishay Intertechnology, Inc.	5,421	107
Xperi Holding Corp.	5,350	85
		25,288
Materials (1.5%):
Avery Dennison Corp.	2,389	439
CF Industries Holdings, Inc.	4,945	512
Commercial Metals Co.	2,360	96
Corteva, Inc.	7,671	471
Greif, Inc. Class A	1,938	130
Huntsman Corp.	2,562	72
Linde PLC	1,783	504
Louisiana-Pacific Corp.	3,324	180
LyondellBasell Industries NV Class A	6,134	509
Nucor Corp.	7,489	995
Ramaco Resources, Inc.	3,880	41
Reliance Steel & Aluminum Co.	751	141
Sealed Air Corp.	8,152	439
The Sherwin-Williams Co.	2,124	493
Tronox Holdings PLC Class A	4,189	61
United States Steel Corp.	2,933	67
Warrior Met Coal, Inc.	2,556	83
		5,233
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	378	58
American Homes 4 Rent Class A	855	30
American Tower Corp.	1,251	318
AvalonBay Communities, Inc.	376	76
Boston Properties, Inc.	400	32
Camden Property Trust	263	34
CBRE Group, Inc. Class A (d)	905	71
Crown Castle, Inc.	1,183	202
CubeSmart	2,102	97
Digital Realty Trust, Inc.	759	94
Duke Realty Corp.	1,007	59
Equinix, Inc.	241	158
Equity LifeStyle Properties, Inc.	467	33
Equity Residential	958	70
Essex Property Trust, Inc.	175	46
Extra Space Storage, Inc.	360	72
First Industrial Realty Trust, Inc.	1,825	92
Franklin Street Properties Corp.	12,562	35
Gaming and Leisure Properties, Inc.	1,545	75

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Healthcare Realty Trust, Inc.	1,047	$25
Healthpeak Properties, Inc.	1,454	38
Host Hotels & Resorts, Inc.	1,905	34
Invitation Homes, Inc.	1,531	56
Iron Mountain, Inc.	779	41
Kimco Realty Corp.	4,921	104
LTC Properties, Inc.	1,829	82
Medical Properties Trust, Inc.	1,587	23
Mid-America Apartment Communities, Inc.	308	51
National Health Investors, Inc.	2,031	133
Office Properties Income Trust	2,774	49
Omega Healthcare Investors, Inc.	2,866	94
One Liberty Properties, Inc.	1,831	44
Prologis, Inc.	2,020	251
Public Storage	425	141
Realty Income Corp.	1,440	98
Regency Centers Corp.	412	25
Rexford Industrial Realty, Inc.	2,197	137
Ryman Hospitality Properties, Inc. (d)	1,239	102
SBA Communications Corp.	295	96
Simon Property Group, Inc.	886	90
SITE Centers Corp.	7,123	92
SL Green Realty Corp.	1,378	61
Sun Communities, Inc.	301	46
Tejon Ranch Co. (d)	3,100	49
Terreno Realty Corp.	1,332	81
UDR, Inc.	801	36
Ventas, Inc.	1,061	51
VICI Properties, Inc.	2,835	94
Vornado Realty Trust	439	12
Welltower, Inc.	1,118	86
Weyerhaeuser Co.	2,021	69
WP Carey, Inc.	480	40
Zillow Group, Inc. Class C (d)	603	20
		4,103
Utilities (0.7%):
American States Water Co.	1,937	161
DTE Energy Co.	3,609	470
Exelon Corp.	10,062	442
Montauk Renewables, Inc. (d)(e)	4,886	87
NorthWestern Corp.	2,637	139
Otter Tail Corp.	2,371	179
The AES Corp.	20,582	524
UGI Corp.	10,069	398
		2,400
Total Common Stocks (Cost $103,017)		117,389

U.S. Treasury Obligations (0.5%)
U.S. Treasury Notes, 1.63%, 4/30/23 (f)	1,567	1,549
Total U.S. Treasury Obligations (Cost $1,575)		1,549

Exchange-Traded Funds (51.5%)
Invesco DB Commodity Index Tracking Fund (d)(e)	28,600	736
Invesco FTSE RAFI Developed Markets ex-US ETF	43,991	1,717
Invesco FTSE RAFI Emerging Markets ETF	240,641	4,368
iShares 7-10 Year Treasury Bond ETF	11,250	1,136
iShares Core MSCI EAFE ETF	103,179	6,014
iShares Core MSCI Emerging Markets ETF	297,612	14,422
iShares Core S&P 500 ETF	45,540	18,088
iShares Core S&P Small-Cap ETF	3,924	381

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
iShares Core US Aggregate Bond ETF	31,293	$3,152
iShares iBoxx High Yield Corporate Bond ETF	31,085	2,317
iShares JP Morgan USD Emerging Markets Bond ETF	17,103	1,459
iShares MSCI Canada ETF (e)	104,662	3,526
iShares MSCI International Momentum Factor ETF	146,564	4,318
iShares MSCI International Quality Factor ETF	165,207	5,042
JPMorgan BetaBuilders Canada ETF	13,937	821
JPMorgan BetaBuilders MSCI U.S. REIT ETF	15,153	1,363
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	11,116
Schwab Fundamental International Large Co. Index ETF	829,619	23,130
Schwab Fundamental International Small Co. Index ETF	91,800	2,794
SPDR Gold Shares (d)(e)	13,594	2,165
SPDR S&P Emerging Markets SmallCap ETF	14,790	740
U.S. Oil Fund LP (d)(e)	16,707	1,221
Vanguard FTSE All-World ex-U.S. ETF	101,680	5,021
Vanguard FTSE Developed Markets ETF	584,901	23,665
Vanguard FTSE Emerging Markets ETF	23,072	949
Vanguard Mortgage-Backed Securities ETF	37,883	1,802
Vanguard Real Estate ETF	31,660	2,945
Vanguard S&P 500 ETF	13,444	4,882
Vanguard Short-Term Bond ETF (e)	82,304	6,279
Vanguard Short-Term Corporate Bond ETF	23,551	1,791
Vanguard Total Bond Market ETF (e)	68,416	5,104
Vanguard Total Stock Market ETF	47,689	9,469
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	746
Xtrackers USD High Yield Corporate Bond ETF	42,134	1,438
Total Exchange-Traded Funds (Cost $168,320)		174,117

Affiliated Exchange-Traded Funds (11.5%)
VictoryShares ESG Core Plus Bond ETF	301,319	6,596
VictoryShares USAA Core Intermediate-Term Bond ETF	568,015	26,619
VictoryShares USAA Core Short-Term Bond ETF	103,145	5,050
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	16,000	636
Total Affiliated Exchange-Traded Funds (Cost $43,649)		38,901

Collateral for Securities Loaned (3.2%)^
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (g)	10,937,306	10,937
Total Collateral for Securities Loaned (Cost $10,937)		10,937
Total Investments (Cost $327,564) — 101.4%		342,957
Liabilities in excess of other assets — (1.4)%		(4,610)
NET ASSETS - 100.00%		$338,347

At August 31, 2022, the Fund's investments in foreign securities were 32.6% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $36 thousands and amounted to less than 0.05% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2022.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of this security has been segregated as collateral for derivative instruments.
(g)	Rate disclosed is the daily yield on August 31, 2022.

ETF—Exchange-Traded Fund
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	86	9/16/22	$3,010,550	$3,041,740	$31,190
FTSE 100 Index Futures	55	9/16/22	4,635,028	4,655,414	20,386
S&P/Toronto Stock Exchange 60 Index Futures	24	9/15/22	4,484,462	4,258,300	(226,162)
					$(174,586)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	17	9/15/22	$1,931,229	$2,008,456	$(77,227)
Hang Seng Index Futures	17	9/29/22	2,174,511	2,146,958	27,553
Swiss Market Index Futures	29	9/16/22	3,221,978	3,223,739	(1,761)
Tokyo Price Index Futures	9	9/08/22	1,268,503	1,271,183	(2,680)
					(54,115)

	Total unrealized appreciation				$79,129
	Total unrealized depreciation				(307,830)
	Total net unrealized appreciation (depreciation)				$(228,701)

Affiliated Holdings

			Proceeds		Capital	Net Change in Unrealized
	Fair Value 5/31/2022	Purchases at Cost	from Sales	Realized Gains (Losses)	Gain Distributions	Appreciation/ Depreciation	Fair Value 8/31/2022	Dividend Income
VictoryShares ESG Core Plus Bond ETF	$6,641	$254	$(127)	$-	$-	$(172)	$6,596	$51
VictoryShares USAA Core Intermediate-Term Bond ETF	26,922	786	(393)	-	-	(696)	26,619	142
VictoryShares USAA Core Short-Term Bond ETF	5,115	-	-	-	-	(65)	5,050	27
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	714	-	-	-	-	(78)	636	14
	$39,392	$1,040	$(520)	$-	$-	$(1,011)	$38,901	$234

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Conservative Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (28.7%)
VictoryShares USAA Core Intermediate-Term Bond ETF	334,133	$15,659
VictoryShares USAA Core Short-Term Bond ETF	669,201	32,761
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	67,940	2,702
VictoryShares USAA MSCI International Value Momentum ETF	113,561	4,514
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	18,550	1,188
VictoryShares USAA MSCI USA Value Momentum ETF	81,189	5,064
Total Affiliated Exchange-Traded Funds (Cost $63,944)		61,888

Affiliated Mutual Funds (70.7%)
USAA 500 Index Fund Reward Shares	191,221	9,836
USAA Emerging Markets Fund Institutional Shares	120,040	2,161
USAA Government Securities Fund Institutional Shares	3,573,588	32,234
USAA Growth Fund Institutional Shares	59,004	1,551
USAA High Income Fund Institutional Shares	1,677,620	11,257
USAA Income Fund Institutional Shares	2,049,993	23,575
USAA Income Stock Fund Institutional Shares	101,254	1,848
USAA Intermediate-Term Bond Fund Institutional Shares	4,405,153	40,880
USAA International Fund Institutional Shares	314,618	6,852
USAA Nasdaq-100 Index Fund Class R6	47,363	1,543
USAA Precious Metals and Minerals Fund Institutional Shares	61,676	848
USAA Short-Term Bond Fund Institutional Shares	744,231	6,527
USAA Small Cap Stock Fund Institutional Shares	101,426	1,271
USAA Target Managed Allocation Fund	581,717	5,229
USAA Value Fund Institutional Shares	112,498	1,934
Victory Market Neutral Income Fund Class I	493,460	4,555
Total Affiliated Mutual Funds (Cost $162,255)		152,101
Total Investments (Cost $226,199) — 99.4%		213,989
Other assets in excess of liabilities — 0.6%		1,210
NET ASSETS - 100.00%		$215,199

At August 31, 2022, the Fund's investments in foreign securities were 7.5% of net assets.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Conservative Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 8/31/2022	Dividend Income
USAA 500 Index Fund Reward Shares	$9,498	$678	$-	$-	$-	$(340)	$9,836	$33
USAA Emerging Markets Fund Institutional Shares	2,397	-	-	-	-	(236)	$2,161	-
USAA Government Securities Fund Institutional Shares	33,143	167	(432)	(39)	-	(605)	$32,234	176
USAA Growth Fund Institutional Shares	1,584	-	-	-	-	(33)	$1,551	-
USAA High Income Fund Institutional Shares	11,702	152	-	-	-	(597)	$11,257	152
USAA Income Fund Institutional Shares	25,719	189	(1,590)	(197)	-	(546)	$23,575	188
USAA Income Stock Fund Institutional Shares	1,942	12	-	-	-	(106)	$1,848	12
USAA Intermediate-Term Bond Fund Institutional Shares	41,913	154	-	-	-	(1,187)	$40,880	332
USAA International Fund Institutional Shares	7,592	-	-	-	-	(740)	$6,852	-
USAA NASDAQ-100 Index Fund Class R6	1,588	-	-	-	-	(45)	$1,543	-
USAA Precious Metals and Minerals Fund Institutional Shares	1,143	-	-	-	-	(295)	$848	-
USAA Short-Term Bond Fund Institutional Shares	6,564	37	-	-	-	(74)	$6,527	38
USAA Small Cap Stock Fund Institutional Shares	1,293	-	-	-	-	(22)	$1,271	-
USAA Target Managed Allocation Fund	5,689	-	-	-	-	(460)	$5,229	-
USAA Value Fund Institutional Shares	2,057	-	-	-	-	(123)	$1,934	-
Victory Market Neutral Income Fund Class I	4,689	61	-	-	-	(195)	$4,555	61
VictoryShares USAA Core Intermediate-Term Bond ETF	16,072	-	-	-	-	(413)	$15,659	84
VictoryShares USAA Core Short-Term Bond ETF	33,186	-	-	-	-	(425)	$32,761	178
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,030	-	-	-	-	(328)	$2,702	60
VictoryShares USAA MSCI International Value Momentum ETF	5,063	-	-	-	-	(549)	$4,514	47
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	1,228	-	-	-	-	(40)	$1,188	3
VictoryShares USAA MSCI USA Value Momentum ETF	5,364	-	-	-	-	(300)	$5,064	21
	$222,456	$1,450	$(2,022)	$(236)	$-	$(7,659)	$213,989	$1,385

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Equity Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (33.3%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	266,858	$10,612
VictoryShares USAA MSCI International Value Momentum ETF	555,112	22,066
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF (a)	100,558	6,440
VictoryShares USAA MSCI USA Value Momentum ETF	405,692	25,307
Total Affiliated Exchange-Traded Funds (Cost $65,784)		64,425

Affiliated Mutual Funds (66.3%)
USAA 500 Index Fund Reward Shares	787,589	40,514
USAA Emerging Markets Fund Institutional Shares	549,744	9,895
USAA Growth Fund Institutional Shares	295,666	7,770
USAA Income Stock Fund Institutional Shares	427,552	7,803
USAA International Fund Institutional Shares	1,301,236	28,341
USAA Nasdaq-100 Index Fund Class R6	216,980	7,071
USAA Precious Metals and Minerals Fund Institutional Shares	44,305	609
USAA Small Cap Stock Fund Institutional Shares	416,784	5,222
USAA Target Managed Allocation Fund	1,425,755	12,818
USAA Value Fund Institutional Shares	463,053	7,960
Total Affiliated Mutual Funds (Cost $118,235)		128,003

Collateral for Securities Loaned (0.5%)^
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (b)	924,000	924
Total Collateral for Securities Loaned (Cost $924)		924
Total Investments (Cost $184,943) — 100.1%		193,352
Liabilities in excess of other assets — (0.1)%		(184)
NET ASSETS - 100.00%		$193,168

At August 31, 2022, the Fund's investments in foreign securities were 36.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on August 31, 2022.

ETF—Exchange-Traded Fund

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Equity Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Affiliated Holdings

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 8/31/2022	Dividend Income
USAA 500 Index Fund Reward Shares	$42,772	$150	$(823)	$(83)	$-	$(1,502)	$40,514	$149
USAA NASDAQ-100 Index Fund Class R6	7,275	-	-	-	-	(204)	$7,071	-
USAA Emerging Markets Fund Institutional Shares	10,418	517	-	-	-	(1,040)	$9,895	-
USAA Growth Fund Institutional Shares	7,936	-	-	-	-	(166)	$7,770	-
USAA Income Stock Fund Institutional Shares	9,232	56	(1,020)	62	-	(527)	$7,803	55
USAA International Fund Institutional Shares	30,529	829	-	-	-	(3,017)	$28,341	-
USAA Precious Metals and Minerals Fund Institutional Shares	821	-	-	-	-	(212)	$609	-
USAA Small Cap Stock Fund Institutional Shares	5,314	-	-	-	-	(92)	$5,222	-
USAA Target Managed Allocation Fund	13,944	-	-	-	-	(1,126)	$12,818	-
USAA Value Fund Institutional Shares	8,882	-	(404)	(17)	-	(501)	$7,960	-
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	11,900	-	-	-	-	(1,288)	$10,612	236
VictoryShares USAA MSCI International Value Momentum ETF	24,749	-	-	-	-	(2,683)	$22,066	229
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,659	-	-	-	-	(219)	$6,440	18
VictoryShares USAA MSCI USA Value Momentum ETF	26,806	-	-	-	-	(1,499)	$25,307	103
	$207,237	$1,552	$(2,247)	$(38)	$-	$(14,076)	$192,428	$790

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderate Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.1%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 11/15/22 @ 100	$227	$227
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 10/20/22 @ 100 (a)	113	113
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 9/20/22 @ 100 (a)	256	245
Total Asset-Backed Securities (Cost $603)		585

Collateralized Mortgage Obligations (0.0%)(b)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 9/10/22 @ 100 (c)	130	128
Total Collateralized Mortgage Obligations (Cost $130)		128

Common Stocks (17.1%)
Communication Services (1.2%):
Alphabet, Inc. Class C (d)	52,265	5,705
AT&T, Inc.	116,557	2,044
Comcast Corp. Class A	33,020	1,195
Match Group, Inc. (d)	14,359	812
Sirius XM Holdings, Inc. (e)	239,991	1,461
T-Mobile U.S., Inc. (d)	6,243	899
Verizon Communications, Inc.	27,809	1,163
		13,279
Consumer Discretionary (1.5%):
AutoZone, Inc. (d)	821	1,740
Best Buy Co., Inc.	11,841	837
Ford Motor Co.	66,143	1,008
General Motors Co.	27,244	1,041
Lennar Corp. Class A	11,995	929
Lowe's Cos., Inc.	10,560	2,050
McDonald's Corp.	4,065	1,025
O'Reilly Automotive, Inc. (d)	2,494	1,739
Target Corp.	5,807	931
Tesla, Inc. (d)	6,831	1,883
The Home Depot, Inc.	8,779	2,532
		15,715
Consumer Staples (0.9%):
Altria Group, Inc.	46,959	2,119
Colgate-Palmolive Co.	11,911	931
PepsiCo, Inc.	6,490	1,118
Philip Morris International, Inc.	10,741	1,026
The Coca-Cola Co.	18,393	1,135
The Hershey Co.	3,508	788
The Kroger Co.	21,723	1,041
Tyson Foods, Inc. Class A	11,394	859
Walgreens Boots Alliance, Inc.	25,750	903
		9,920
Energy (0.8%):
Chevron Corp.	7,936	1,254
ConocoPhillips	12,632	1,383
Devon Energy Corp.	15,592	1,101
EOG Resources, Inc.	8,975	1,089
Exxon Mobil Corp.	32,015	3,060
Marathon Petroleum Corp.	8,797	886
		8,773

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (2.3%):
American Express Co.	5,934	$902
Annaly Capital Management, Inc.	7,018	45
Aon PLC Class A	3,371	942
Bank of America Corp.	40,365	1,357
Berkshire Hathaway, Inc. Class B (d)	10,090	2,833
Blackstone, Inc.	8,547	803
Capital One Financial Corp.	9,310	985
Citigroup, Inc.	21,431	1,046
FactSet Research Systems, Inc.	2,083	903
JPMorgan Chase & Co.	13,200	1,501
M&T Bank Corp.	4,523	822
Marsh & McLennan Cos., Inc.	6,031	973
MetLife, Inc.	16,354	1,052
Morgan Stanley	13,317	1,135
MSCI, Inc.	1,837	825
Prudential Financial, Inc.	10,536	1,009
Raymond James Financial, Inc.	7,819	816
Regions Financial Corp.	41,046	890
SEI Investments Co.	14,911	816
SVB Financial Group (d)	2,143	871
T. Rowe Price Group, Inc.	6,989	839
The Goldman Sachs Group, Inc.	3,470	1,154
The Progressive Corp.	8,481	1,040
Wells Fargo & Co.	27,778	1,214
		24,773
Health Care (3.1%):
AbbVie, Inc.	17,563	2,362
AmerisourceBergen Corp.	5,849	857
Amgen, Inc.	13,118	3,152
Biogen, Inc. (d)	4,817	941
Bristol-Myers Squibb Co.	30,449	2,053
Cigna Corp.	7,619	2,160
CVS Health Corp.	21,572	2,117
Elevance Health, Inc.	4,346	2,108
Eli Lilly & Co.	7,624	2,297
Gilead Sciences, Inc.	17,003	1,079
IDEXX Laboratories, Inc. (d)	2,219	771
Johnson & Johnson	18,831	3,038
McKesson Corp.	2,747	1,008
Merck & Co., Inc.	27,855	2,378
Mettler-Toledo International, Inc. (d)	653	792
Pfizer, Inc.	28,373	1,283
Thermo Fisher Scientific, Inc.	1,926	1,050
UnitedHealth Group, Inc.	6,034	3,134
Waters Corp. (d)	2,585	772
		33,352
Industrials (1.7%):
3M Co. (e)	14,578	1,813
Cummins, Inc.	4,706	1,013
Fastenal Co.	17,519	882
FedEx Corp.	4,568	963
General Dynamics Corp.	8,256	1,890
Illinois Tool Works, Inc.	4,488	874
Lockheed Martin Corp.	7,232	3,038
Masco Corp.	16,804	855
Northrop Grumman Corp.	1,805	863
Otis Worldwide Corp.	11,432	826
PACCAR, Inc.	11,110	972

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Republic Services, Inc.	5,773	$824
Union Pacific Corp.	4,432	995
United Parcel Service, Inc. Class B	6,132	1,193
W.W. Grainger, Inc.	1,643	912
Waste Management, Inc.	5,262	889
		18,802
Information Technology (4.0%):
Accenture PLC Class A	3,827	1,104
Adobe, Inc. (d)	2,766	1,033
Apple, Inc.	63,783	10,028
Applied Materials, Inc.	10,395	978
Automatic Data Processing, Inc.	3,745	915
Broadcom, Inc.	4,451	2,222
Cisco Systems, Inc.	53,137	2,376
Cognizant Technology Solutions Corp. Class A	14,774	933
Fair Isaac Corp. (d)	1,882	846
Fortinet, Inc. (d)	10,864	529
HP, Inc.	58,226	1,672
Intel Corp.	32,121	1,025
International Business Machines Corp.	8,731	1,121
Intuit, Inc.	2,030	876
Micron Technology, Inc.	16,760	947
Microsoft Corp.	29,348	7,674
Motorola Solutions, Inc.	3,429	835
Oracle Corp.	15,303	1,135
Palo Alto Networks, Inc. (d)	1,483	826
Paychex, Inc.	6,315	779
QUALCOMM, Inc.	15,113	1,999
Texas Instruments, Inc.	13,004	2,148
VeriSign, Inc. (d)	4,500	820
		42,821
Materials (0.8%):
Avery Dennison Corp.	4,535	833
CF Industries Holdings, Inc.	9,231	955
Corteva, Inc.	14,563	895
Linde PLC	3,386	958
LyondellBasell Industries NV Class A	11,645	966
Nucor Corp.	14,346	1,907
Sealed Air Corp.	15,477	833
The Sherwin-Williams Co.	4,032	936
		8,283
Real Estate (0.5%):
Alexandria Real Estate Equities, Inc.	636	98
American Homes 4 Rent Class A	1,623	58
American Tower Corp.	2,376	604
AvalonBay Communities, Inc.	708	142
Boston Properties, Inc.	747	59
Camden Property Trust	487	63
CBRE Group, Inc. Class A (d)	1,679	133
Crown Castle, Inc.	2,209	377
Digital Realty Trust, Inc.	1,370	169
Duke Realty Corp.	1,869	110
Equinix, Inc.	470	309
Equity LifeStyle Properties, Inc.	879	62
Equity Residential	1,868	137
Essex Property Trust, Inc.	327	87
Extra Space Storage, Inc.	661	131
Healthcare Realty Trust, Inc.	1,989	48

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Healthpeak Properties, Inc.	2,671	$70
Host Hotels & Resorts, Inc.	3,450	61
Invitation Homes, Inc.	2,844	103
Iron Mountain, Inc.	1,461	77
Kimco Realty Corp.	3,379	71
Medical Properties Trust, Inc.	2,885	42
Mid-America Apartment Communities, Inc.	574	95
Prologis, Inc.	3,835	478
Public Storage	803	266
Realty Income Corp.	3,102	212
Regency Centers Corp.	861	52
SBA Communications Corp.	560	182
Simon Property Group, Inc.	1,694	173
Sun Communities, Inc.	501	77
UDR, Inc.	1,487	67
Ventas, Inc.	1,882	90
VICI Properties, Inc.	5,277	174
Vornado Realty Trust	808	21
Welltower, Inc.	2,095	161
Weyerhaeuser Co.	3,701	126
WP Carey, Inc.	880	74
Zillow Group, Inc. Class C (d)	1,120	37
		5,296
Utilities (0.3%):
DTE Energy Co.	6,852	893
Exelon Corp.	19,140	841
The AES Corp.	39,073	994
UGI Corp.	19,116	755
		3,483
Total Common Stocks (Cost $160,235)		184,497

U.S. Treasury Obligations (1.4%)
U.S. Treasury Notes, 1.63%, 4/30/23 (f)	14,658	14,489
Total U.S. Treasury Obligations (Cost $14,647)		14,489

Exchange-Traded Funds (44.0%)
Invesco DB Commodity Index Tracking Fund (d)	114,500	2,945
Invesco FTSE RAFI Developed Markets ex-US ETF	335,920	13,114
Invesco FTSE RAFI Emerging Markets ETF	686,690	12,463
iShares 7-10 Year Treasury Bond ETF	198,365	20,023
iShares Core MSCI EAFE ETF	123,049	7,173
iShares Core MSCI Emerging Markets ETF	515,070	24,960
iShares Core S&P 500 ETF	79,440	31,552
iShares Core S&P Small-Cap ETF	457,521	44,471
iShares Core US Aggregate Bond ETF	232,833	23,449
iShares iBoxx High Yield Corporate Bond ETF	150,374	11,207
iShares JP Morgan USD Emerging Markets Bond ETF	67,885	5,791
iShares MSCI Canada ETF (e)	164,914	5,556
iShares MSCI International Momentum Factor ETF	401,271	11,821
iShares MSCI International Quality Factor ETF	457,001	13,948
JPMorgan BetaBuilders Canada ETF	33,214	1,958
JPMorgan BetaBuilders MSCI U.S. REIT ETF	42,054	3,783
Schwab Fundamental Emerging Markets Large Co. Index ETF	920,892	23,805
Schwab Fundamental International Large Co. Index ETF (e)	1,549,839	43,210
Schwab Fundamental International Small Co. Index ETF	266,700	8,118
SPDR Gold Shares (d)(e)	55,261	8,801
SPDR S&P Emerging Markets SmallCap ETF	34,497	1,726
U.S. Oil Fund LP (d)(e)	52,102	3,809
Vanguard FTSE All-World ex-U.S. ETF	188,962	9,331
Vanguard FTSE Developed Markets ETF	918,252	37,153

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Vanguard FTSE Emerging Markets ETF	47,000	$1,933
Vanguard Mortgage-Backed Securities ETF	196,275	9,335
Vanguard Real Estate ETF	95,145	8,849
Vanguard S&P 500 ETF	21,551	7,826
Vanguard Short-Term Bond ETF	360,618	27,512
Vanguard Short-Term Corporate Bond ETF	73,962	5,625
Vanguard Total Bond Market ETF	155,566	11,605
Vanguard Total Stock Market ETF	86,180	17,112
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	59,797	2,679
Xtrackers USD High Yield Corporate Bond ETF (e)	332,534	11,353
Total Exchange-Traded Funds (Cost $464,394)		473,996

Affiliated Exchange-Traded Funds (36.3%)
VictoryShares ESG Core Plus Bond ETF	3,267,188	71,521
VictoryShares USAA Core Intermediate-Term Bond ETF	6,425,265	301,113
VictoryShares USAA Core Short-Term Bond ETF	341,251	16,706
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	51,500	2,048
Total Affiliated Exchange-Traded Funds (Cost $442,742)		391,388

Collateral for Securities Loaned (2.5%)^
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (g)	26,944,584	26,945
Total Collateral for Securities Loaned (Cost $26,945)		26,945
Total Investments (Cost $1,109,696) — 101.4%		1,092,028
Liabilities in excess of other assets — (1.4)%		(15,001)
NET ASSETS - 100.00%		$1,077,027

At August 31, 2022, the Fund's investments in foreign securities were 19.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $358 thousands and amounted to less than 0.05% of net assets.
(b)	Amount represents less than 0.05% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2022.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of this security has been segregated as collateral for derivative instruments.
(g)	Rate disclosed is the daily yield on August 31, 2022.

ETF—Exchange-Traded Fund
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	247	9/16/22	$8,652,295	$8,736,159	$83,864
FTSE 100 Index Futures	186	9/16/22	$15,666,151	$15,743,763	$77,612
S&P/Toronto Stock Exchange 60 Index Futures	83	9/15/22	15,571,826	14,726,622	(845,204)
					$(683,728)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderate Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Sold
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	68	9/15/22	7,724,916	8,033,822	(308,906)
Hang Seng Index Futures	29	9/29/22	3,709,460	3,662,458	47,002
Swiss Market Index Futures	106	9/16/22	11,804,454	11,783,321	21,133
Tokyo Price Index Futures	36	9/08/22	5,074,011	5,084,731	(10,720)
					(251,491)

	Total unrealized appreciation				$229,611
	Total unrealized depreciation				(1,164,830)
	Total net unrealized appreciation (depreciation)				$(935,219)

Affiliated Holdings

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 8/31/2022	Dividend Income
VictoryShares ESG Core Plus Bond ETF	$72,447	$1,908	$(954)	$-	$-	$(1,880)	$71,521	$550
VictoryShares USAA Core Intermediate-Term Bond ETF	305,869	6,303	(3,152)	-	-	(7,907)	$301,113	1,600
VictoryShares USAA Core Short-Term Bond ETF	16,922	-	-	-	-	(216)	$16,706	91
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,297	-	-	-	-	(249)	$2,048	46
	$397,535	$8,211	$(4,106)	$-	$-	$(10,252)	$391,388	$2,287

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Cornerstone Moderately Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset-Backed Securities (0.1%)
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 11/15/22 @ 100	$390	$390
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 10/20/22 @ 100 (a)	199	199
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 9/20/22 @ 100 (a)	464	444
Total Asset-Backed Securities (Cost $1,065)		1,033

Collateralized Mortgage Obligations (0.0%)(b)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51, Callable 9/10/22 @ 100 (c)	130	128
Total Collateralized Mortgage Obligations (Cost $125)		128

Common Stocks (21.3%)
Communication Services (1.5%):
Alphabet, Inc. Class C (d)	154,211	16,832
AT&T, Inc.	343,906	6,032
Comcast Corp. Class A	97,428	3,526
Match Group, Inc. (d)	42,366	2,395
Sirius XM Holdings, Inc. (e)	708,105	4,312
T-Mobile U.S., Inc. (d)	18,422	2,652
Verizon Communications, Inc.	82,053	3,431
		39,180
Consumer Discretionary (1.8%):
AutoZone, Inc. (d)	2,422	5,133
Best Buy Co., Inc.	34,939	2,470
Ford Motor Co.	195,157	2,974
General Motors Co.	76,418	2,920
Lennar Corp. Class A	35,372	2,740
Lowe's Cos., Inc.	31,141	6,046
McDonald's Corp.	11,994	3,026
O'Reilly Automotive, Inc. (d)	7,361	5,131
Target Corp.	17,136	2,748
Tesla, Inc. (d)	20,160	5,556
The Home Depot, Inc.	25,905	7,471
		46,215
Consumer Staples (1.1%):
Altria Group, Inc.	138,556	6,251
Colgate-Palmolive Co.	35,125	2,747
PepsiCo, Inc.	19,149	3,299
Philip Morris International, Inc.	31,676	3,025
The Coca-Cola Co.	54,271	3,349
The Hershey Co.	10,352	2,326
The Kroger Co.	64,096	3,073
Tyson Foods, Inc. Class A	33,620	2,534
Walgreens Boots Alliance, Inc.	75,978	2,664
		29,268
Energy (1.0%):
Chevron Corp.	23,418	3,702
ConocoPhillips	37,271	4,079
Devon Energy Corp.	46,007	3,249
EOG Resources, Inc.	26,482	3,212
Exxon Mobil Corp.	94,461	9,030
Marathon Petroleum Corp.	25,957	2,615
		25,887

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (2.9%):
American Express Co.	17,510	$2,661
Annaly Capital Management, Inc.	22,137	143
Aon PLC Class A	9,939	2,776
Bank of America Corp.	119,098	4,003
Berkshire Hathaway, Inc. Class B (d)	29,771	8,360
Blackstone, Inc.	25,221	2,369
Capital One Financial Corp.	27,469	2,907
Citigroup, Inc.	63,195	3,084
FactSet Research Systems, Inc.	6,147	2,664
JPMorgan Chase & Co.	38,949	4,430
M&T Bank Corp.	13,345	2,426
Marsh & McLennan Cos., Inc.	17,786	2,870
MetLife, Inc.	48,253	3,104
Morgan Stanley	39,270	3,347
MSCI, Inc.	5,421	2,435
Prudential Financial, Inc.	31,087	2,977
Raymond James Financial, Inc.	23,071	2,408
Regions Financial Corp.	121,038	2,623
SEI Investments Co.	45,449	2,486
SVB Financial Group (d)	6,325	2,571
T. Rowe Price Group, Inc.	20,612	2,473
The Goldman Sachs Group, Inc.	10,231	3,403
The Progressive Corp.	25,011	3,068
Wells Fargo & Co.	81,960	3,582
		73,170
Health Care (3.9%):
AbbVie, Inc.	51,790	6,964
AmerisourceBergen Corp.	17,260	2,530
Amgen, Inc.	38,706	9,301
Biogen, Inc. (d)	14,213	2,777
Bristol-Myers Squibb Co.	89,841	6,056
Cigna Corp.	22,482	6,373
CVS Health Corp.	63,649	6,247
Elevance Health, Inc.	12,814	6,216
Eli Lilly & Co.	22,497	6,777
Gilead Sciences, Inc.	50,138	3,182
IDEXX Laboratories, Inc. (d)	6,548	2,276
Johnson & Johnson	55,530	8,959
McKesson Corp.	8,103	2,974
Merck & Co., Inc.	82,187	7,015
Mettler-Toledo International, Inc. (d)	1,927	2,336
Pfizer, Inc.	83,669	3,784
Thermo Fisher Scientific, Inc.	5,685	3,100
UnitedHealth Group, Inc.	17,805	9,247
Waters Corp. (d)	7,628	2,278
		98,392
Industrials (2.2%):
3M Co.	43,014	5,349
Cummins, Inc.	14,004	3,016
Fastenal Co.	51,691	2,602
FedEx Corp.	13,479	2,841
General Dynamics Corp.	24,347	5,574
Illinois Tool Works, Inc.	13,029	2,538
Lockheed Martin Corp.	21,339	8,965
Masco Corp.	49,581	2,522
Northrop Grumman Corp.	5,326	2,546
Otis Worldwide Corp.	33,731	2,436

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
PACCAR, Inc.	33,862	$2,963
Republic Services, Inc.	17,034	2,431
Union Pacific Corp.	13,077	2,936
United Parcel Service, Inc. Class B	18,081	3,517
W.W. Grainger, Inc.	4,847	2,690
Waste Management, Inc.	15,527	2,624
		55,550
Information Technology (4.9%):
Accenture PLC Class A	11,294	3,258
Adobe, Inc. (d)	8,162	3,048
Apple, Inc.	188,194	29,588
Applied Materials, Inc.	30,671	2,885
Automatic Data Processing, Inc.	11,051	2,701
Broadcom, Inc.	13,123	6,550
Cisco Systems, Inc.	156,782	7,011
Cognizant Technology Solutions Corp. Class A	43,593	2,754
Fair Isaac Corp. (d)	5,555	2,496
Fortinet, Inc. (d)	32,055	1,561
HP, Inc.	171,798	4,932
Intel Corp.	94,776	3,025
International Business Machines Corp.	25,762	3,309
Intuit, Inc.	5,992	2,587
Micron Technology, Inc.	49,453	2,796
Microsoft Corp.	86,595	22,642
Motorola Solutions, Inc.	10,119	2,463
Oracle Corp.	45,126	3,346
Palo Alto Networks, Inc. (d)	4,376	2,437
Paychex, Inc.	18,633	2,298
QUALCOMM, Inc.	44,591	5,898
Texas Instruments, Inc.	38,369	6,339
VeriSign, Inc. (d)	13,280	2,420
		126,344
Materials (1.0%):
Avery Dennison Corp.	13,382	2,457
CF Industries Holdings, Inc.	27,222	2,817
Corteva, Inc.	42,971	2,640
Linde PLC	9,990	2,826
LyondellBasell Industries NV Class A	34,361	2,852
Nucor Corp.	42,328	5,627
Sealed Air Corp.	45,666	2,457
The Sherwin-Williams Co.	11,897	2,761
		24,437
Real Estate (0.6%):
Alexandria Real Estate Equities, Inc.	2,007	308
American Homes 4 Rent Class A	4,789	170
American Tower Corp.	7,012	1,781
AvalonBay Communities, Inc.	2,235	449
Boston Properties, Inc.	2,356	187
Camden Property Trust	1,537	198
CBRE Group, Inc. Class A (d)	5,297	418
Crown Castle, Inc.	6,628	1,132
Digital Realty Trust, Inc.	4,323	534
Duke Realty Corp.	5,896	347
Equinix, Inc.	1,388	912
Equity LifeStyle Properties, Inc.	2,774	195
Equity Residential	5,893	431
Essex Property Trust, Inc.	1,030	273

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Extra Space Storage, Inc.	2,085	$414
Healthpeak Properties, Inc.	8,426	221
Host Hotels & Resorts, Inc.	10,884	193
Invitation Homes, Inc.	8,971	326
Iron Mountain, Inc.	4,610	243
Kimco Realty Corp.	10,300	217
Medical Properties Trust, Inc.	9,101	133
Mid-America Apartment Communities, Inc.	1,812	300
Prologis, Inc.	11,317	1,409
Public Storage	2,533	838
Realty Income Corp.	9,455	646
Regency Centers Corp.	2,715	165
SBA Communications Corp.	1,767	575
Simon Property Group, Inc.	5,343	545
Sun Communities, Inc.	1,582	243
UDR, Inc.	4,691	211
Ventas, Inc.	5,937	284
VICI Properties, Inc.	16,083	531
Vornado Realty Trust	2,548	67
Welltower, Inc.	6,609	507
Weyerhaeuser Co.	11,676	399
WP Carey, Inc.	2,776	233
Zillow Group, Inc. Class C (d)	3,416	114
		16,149
Utilities (0.4%):
DTE Energy Co.	20,219	2,636
Exelon Corp.	56,439	2,478
The AES Corp.	115,288	2,934
UGI Corp.	56,402	2,228
		10,276
Total Common Stocks (Cost $465,633)		544,868

U.S. Government Agency Mortgages (0.0%)(b)
Government National Mortgage Association 6.50%, 4/15/24	1	1
Total U.S. Government Agency Mortgages (Cost $1)		1

U.S. Treasury Obligations (1.1%)
U.S. Treasury Notes, 1.63%, 4/30/23 (f)	29,000	28,666
Total U.S. Treasury Obligations (Cost $28,979)		28,666

Exchange-Traded Funds (49.1%)
Invesco DB Commodity Index Tracking Fund (d)	256,100	6,587
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	25,501
Invesco FTSE RAFI Emerging Markets ETF	1,539,501	27,942
iShares 7-10 Year Treasury Bond ETF	363,045	36,646
iShares Core MSCI EAFE ETF	32,626	1,902
iShares Core MSCI Emerging Markets ETF	1,854,015	89,846
iShares Core S&P 500 ETF	207,952	82,594
iShares Core S&P Small-Cap ETF	1,077,557	104,739
iShares Core US Aggregate Bond ETF	463,951	46,725
iShares iBoxx High Yield Corporate Bond ETF	339,930	25,335
iShares JP Morgan USD Emerging Markets Bond ETF	155,006	13,222
iShares MSCI Canada ETF (e)	429,320	14,464
iShares MSCI International Momentum Factor ETF	1,164,448	34,305
iShares MSCI International Quality Factor ETF (e)	1,315,008	40,134
JPMorgan BetaBuilders Canada ETF	92,758	5,467
JPMorgan BetaBuilders MSCI U.S. REIT ETF	110,452	9,936

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Schwab Fundamental Emerging Markets Large Co. Index ETF (e)	2,206,197	$57,030
Schwab Fundamental International Large Co. Index ETF (e)	3,168,339	88,333
Schwab Fundamental International Small Co. Index ETF (e)	593,600	18,069
SPDR Gold Shares (d)(e)	132,429	21,092
SPDR S&P Emerging Markets SmallCap ETF	107,983	5,403
U.S. Oil Fund LP (d)(e)	128,805	9,417
Vanguard FTSE All-World ex-U.S. ETF	565,291	27,914
Vanguard FTSE Developed Markets ETF	4,248,011	171,875
Vanguard Mid-Capital ETF	30,077	6,300
Vanguard Mortgage-Backed Securities ETF (e)	408,949	19,450
Vanguard Real Estate ETF	225,556	20,979
Vanguard S&P 500 ETF	65,285	23,708
Vanguard Short-Term Bond ETF (e)	916,470	69,917
Vanguard Short-Term Corporate Bond ETF	186,391	14,175
Vanguard Small-Cap Value ETF (e)	117,175	18,750
Vanguard Total Bond Market ETF	379,372	28,301
Vanguard Total Stock Market ETF	258,833	51,394
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund	202,622	9,077
Xtrackers USD High Yield Corporate Bond ETF (e)	770,152	26,293
Total Exchange-Traded Funds (Cost $1,222,151)		1,252,822

Affiliated Exchange-Traded Funds (27.5%)
VictoryShares ESG Core Plus Bond ETF	5,647,528	123,629
VictoryShares USAA Core Intermediate-Term Bond ETF	11,298,650	529,499
VictoryShares USAA Core Short-Term Bond ETF	969,310	47,453
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	68,000	2,704
Total Affiliated Exchange-Traded Funds (Cost $793,341)		703,285

Collateral for Securities Loaned (3.0%)^
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (g)	77,871,348	77,871
Total Collateral for Securities Loaned (Cost $77,871)		77,871
Total Investments (Cost $2,589,166) — 102.1%		2,608,674
Liabilities in excess of other assets — (2.1)%		(53,665)
NET ASSETS - 100.00%		$2,555,009

At August 31, 2022, the Fund's investments in foreign securities were 23.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $643 thousands and amounted to less than 0.05% of net assets.
(b)	Amount represents less than 0.05% of net assets.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2022.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	All or a portion of this security has been segregated as collateral for derivative instruments.
(g)	Rate disclosed is the daily yield on August 31, 2022.

ETF—Exchange-Traded Fund
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Cornerstone Moderately Aggressive Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	552	9/16/22	$19,336,702	$19,523,723	$187,021
FTSE 100 Index Futures	439	9/16/22	36,975,486	37,158,666	183,180
S&P/Toronto Stock Exchange 60 Index Futures	188	9/15/22	35,271,125	33,356,686	(1,914,439)
					$(1,544,238)

Futures Contracts Sold
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	153	9/15/22	17,381,060	18,076,099	(695,039)
Hang Seng Index Futures	80	9/29/22	10,232,993	10,103,332	129,661
Swiss Market Index Futures	243	9/16/22	27,071,591	27,012,708	58,883
Tokyo Price Index Futures	78	9/8/22	10,993,690	11,016,917	(23,227)
					(529,722)

	Total unrealized appreciation				$558,745
	Total unrealized depreciation				(2,632,705)
	Total net unrealized appreciation (depreciation)				$(2,073,960)

Affiliated Holdings

	Fair Value 5/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distributions	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 8/31/2022	Dividend Income
VictoryShares ESG Core Plus Bond ETF	$124,777	$4,186	$(2,093)	$-	$-	$(3,241)	$123,629	$949
VictoryShares USAA Core Intermediate-Term Bond ETF	536,226	14,294	(7,147)	-	-	(13,874)	$529,499	2,811
VictoryShares USAA Core Short-Term Bond ETF	48,068	-	-	-	-	(615)	$47,453	257
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	3,032	-	-	-	-	(328)	$2,704	60
	$712,103	$18,480	$(9,240)	$-	$-	$(18,058)	$703,285	$4,077

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (45.6%)
Blue Chip Stocks:
Communication Services (3.6%):
Activision Blizzard, Inc.	7,982	$626
Alphabet, Inc. Class A (a)	59,140	6,400
Alphabet, Inc. Class C (a)	56,740	6,193
AT&T, Inc.	35,156	617
Charter Communications, Inc. Class A (a)	1,431	590
Comcast Corp. Class A	40,514	1,466
Electronic Arts, Inc.	2,332	296
Fox Corp. Class A	3,851	132
Fox Corp. Class B	335	10
Live Nation Entertainment, Inc. (a)	1,692	153
Meta Platforms, Inc. Class A (a)	21,295	3,470
Netflix, Inc. (a)	5,255	1,175
News Corp. Class A	2,721	46
Omnicom Group, Inc.	2,542	170
Paramount Global Class B	5,699	133
Take-Two Interactive Software, Inc. (a)	1,549	190
The Interpublic Group of Cos., Inc.	4,839	134
The Walt Disney Co. (a)	16,755	1,878
T-Mobile U.S., Inc. (a)	6,653	958
Twitter, Inc. (a)	7,251	281
Verizon Communications, Inc.	26,469	1,107
Warner Bros Discovery, Inc. (a)	2,234	29
		26,054
Consumer Discretionary (5.3%):
Advance Auto Parts, Inc.	832	140
Amazon.com, Inc. (a)	87,670	11,114
Aptiv PLC (a)	2,354	220
AutoZone, Inc. (a)	245	519
Bath & Body Works, Inc.	2,727	102
Best Buy Co., Inc.	2,415	171
Booking Holdings, Inc. (a)	417	782
BorgWarner, Inc.	1	—	(b)
CarMax, Inc. (a)	1,983	175
Carnival Corp. (a)	2,980	28
Chipotle Mexican Grill, Inc. (a)	325	519
D.R. Horton, Inc.	3,030	216
Darden Restaurants, Inc.	1,541	191
Dollar General Corp.	2,461	584
Dollar Tree, Inc. (a)	1,591	216
Domino's Pizza, Inc.	373	139
eBay, Inc.	6,917	305
Etsy, Inc. (a)	1,299	137
Expedia Group, Inc. (a)	1,583	162
Ford Motor Co.	48,788	744
Garmin Ltd.	1,028	91
General Motors Co.	13,698	523
Genuine Parts Co.	1,110	173
Hasbro, Inc.	1,004	79
Hilton Worldwide Holdings, Inc.	3,015	384
Las Vegas Sands Corp. (a)	4,067	153
Lennar Corp. Class A	2,669	207
Lennar Corp. Class B	1	—	(b)
LKQ Corp.	3,215	171
Lowe's Cos., Inc.	7,437	1,444
Marriott International, Inc. Class A	2,953	454
McDonald's Corp.	7,151	1,804

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
MGM Resorts International	4,369	$143
Mohawk Industries, Inc. (a)	618	68
Newell Brands, Inc.	4,177	75
NIKE, Inc. Class B	12,097	1,288
Norwegian Cruise Line Holdings Ltd. (a)	2,676	35
O'Reilly Automotive, Inc. (a)	800	558
Penn Entertainment, Inc. (a)	1,933	60
PulteGroup, Inc.	2,360	96
PVH Corp.	928	52
Ralph Lauren Corp.	420	38
Ross Stores, Inc.	3,606	311
Starbucks Corp.	11,086	932
Tapestry, Inc.	3,021	105
Target Corp.	5,209	835
Tesla, Inc. (a)	25,425	7,007
The Home Depot, Inc.	10,478	3,022
The TJX Cos., Inc.	12,221	762
Tractor Supply Co.	1,382	256
Ulta Beauty, Inc. (a)	550	231
VF Corp.	2,040	85
Victoria's Secret & Co. (a)	1	—	(b)
Whirlpool Corp.	694	109
Wynn Resorts Ltd. (a)	642	39
Yum! Brands, Inc.	3,523	392
		38,446
Consumer Staples (3.1%):
Altria Group, Inc.	21,419	966
Archer-Daniels-Midland Co.	6,080	534
Brown-Forman Corp. Class B	1,744	127
Campbell Soup Co.	640	32
Church & Dwight Co., Inc.	2,723	228
Colgate-Palmolive Co.	9,931	777
Conagra Brands, Inc.	3,475	119
Constellation Brands, Inc. Class A	1,937	477
Costco Wholesale Corp.	4,544	2,372
General Mills, Inc.	6,777	521
Hormel Foods Corp.	1,830	92
Kellogg Co.	2,521	183
Keurig Dr Pepper, Inc.	8,727	333
Kimberly-Clark Corp.	2,120	270
Lamb Weston Holdings, Inc.	1,374	109
McCormick & Co., Inc.	2,942	247
Molson Coors Beverage Co. Class B	2,045	106
Mondelez International, Inc. Class A	16,357	1,012
Monster Beverage Corp. (a)	3,965	352
PepsiCo, Inc.	15,419	2,656
Philip Morris International, Inc.	12,032	1,149
Sysco Corp.	5,774	475
The Clorox Co.	690	100
The Coca-Cola Co.	34,965	2,158
The Estee Lauder Cos., Inc.	2,324	591
The Hershey Co.	1,804	405
The J.M. Smucker Co.	828	116
The Kraft Heinz Co.	6,993	262
The Kroger Co.	8,105	389
The Procter & Gamble Co.	22,787	3,143
Tyson Foods, Inc. Class A	2,142	161
Walgreens Boots Alliance, Inc.	5,210	183
Walmart, Inc.	14,494	1,921
		22,566

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (2.1%):
APA Corp.	1,896	$74
Baker Hughes Co.	8,513	215
Chevron Corp.	23,243	3,674
ConocoPhillips	14,432	1,580
Coterra Energy, Inc.	2,120	66
Devon Energy Corp.	4,851	343
Diamondback Energy, Inc.	2,111	281
EOG Resources, Inc.	4,759	577
Exxon Mobil Corp.	39,044	3,732
Halliburton Co.	9,010	271
Hess Corp.	2,683	324
Kinder Morgan, Inc.	7,546	138
Marathon Oil Corp.	8,743	224
Marathon Petroleum Corp.	6,684	673
Occidental Petroleum Corp.	6,740	479
ONEOK, Inc.	5,513	338
Phillips 66	2,813	252
Pioneer Natural Resources Co.	2,039	516
Schlumberger NV	17,463	666
The Williams Cos., Inc.	14,342	488
Valero Energy Corp.	4,779	560
		15,471
Financials (5.1%):
Aflac, Inc.	6,526	388
American Express Co.	6,409	974
American International Group, Inc.	9,787	506
Ameriprise Financial, Inc.	1,259	337
Aon PLC Class A	2,360	659
Arthur J. Gallagher & Co.	2,370	430
Assurant, Inc.	653	103
Bank of America Corp.	80,700	2,712
Berkshire Hathaway, Inc. Class B (a)	16,505	4,635
BlackRock, Inc.	1,116	744
Brown & Brown, Inc.	2,403	151
Capital One Financial Corp.	4,854	514
Cboe Global Markets, Inc.	1,027	121
Chubb, Ltd.	3,972	751
Cincinnati Financial Corp.	1,898	184
Citigroup, Inc.	20,332	992
Citizens Financial Group, Inc.	5,249	193
CME Group, Inc.	3,122	611
Comerica, Inc.	1,616	130
Discover Financial Services	3,471	349
FactSet Research Systems, Inc.	388	168
Fifth Third Bancorp	8,477	289
First Republic Bank	111	17
Huntington Bancshares, Inc.	12,687	170
Intercontinental Exchange, Inc.	5,757	581
Invesco Ltd.	4,160	69
JPMorgan Chase & Co.	32,040	3,644
KeyCorp	11,521	204
Lincoln National Corp.	1,769	81
Loews Corp.	2,402	133
M&T Bank Corp.	2,214	402
Marsh & McLennan Cos., Inc.	5,030	812
MetLife, Inc.	7,410	477
Moody's Corp.	1,624	462
Morgan Stanley	14,869	1,267
MSCI, Inc.	992	446

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nasdaq, Inc.	3,477	$207
Northern Trust Corp. (c)	1,649	157
Principal Financial Group, Inc.	2,476	185
Prudential Financial, Inc.	4,633	444
Raymond James Financial, Inc.	1,989	208
Regions Financial Corp.	9,790	212
S&P Global, Inc.	3,628	1,278
State Street Corp.	3,749	256
SVB Financial Group (a)	645	262
Synchrony Financial	6,196	203
T. Rowe Price Group, Inc.	2,189	263
The Allstate Corp.	3,040	366
The Bank of New York Mellon Corp.	5,526	229
The Charles Schwab Corp.	15,402	1,093
The Goldman Sachs Group, Inc.	3,096	1,030
The Hartford Financial Services Group, Inc.	2,900	186
The PNC Financial Services Group, Inc.	4,807	760
The Progressive Corp.	5,434	666
The Travelers Cos., Inc.	2,350	380
Truist Financial Corp.	15,750	738
U.S. Bancorp	11,380	519
W.R. Berkley Corp.	2,739	177
Wells Fargo & Co.	39,812	1,740
Willis Towers Watson PLC	1,136	235
Zions Bancorp NA	1,870	103
		36,603
Health Care (6.3%):
Abbott Laboratories	17,003	1,745
AbbVie, Inc.	16,903	2,273
ABIOMED, Inc. (a)	568	147
Agilent Technologies, Inc.	3,708	476
Align Technology, Inc. (a)	809	197
AmerisourceBergen Corp.	1,410	207
Amgen, Inc.	5,957	1,432
Baxter International, Inc.	4,106	236
Becton Dickinson & Co.	2,074	524
Biogen, Inc. (a)	1,216	238
Bio-Techne Corp.	91	30
Boston Scientific Corp. (a)	16,790	677
Bristol-Myers Squibb Co.	17,034	1,148
Cardinal Health, Inc.	2,310	163
Catalent, Inc. (a)	1,695	149
Centene Corp. (a)	5,979	537
Cigna Corp.	3,445	977
CVS Health Corp.	13,448	1,320
Danaher Corp.	6,489	1,751
DaVita, Inc. (a)	748	64
DENTSPLY SIRONA, Inc.	1,150	38
Dexcom, Inc. (a)	3,032	249
Edwards Lifesciences Corp. (a)	6,150	554
Elevance Health, Inc.	2,398	1,163
Eli Lilly & Co.	8,712	2,624
Gilead Sciences, Inc.	8,764	556
HCA Healthcare, Inc.	2,625	519
Henry Schein, Inc. (a)	1,136	83
Hologic, Inc. (a)	2,461	166
Humana, Inc.	1,376	663
IDEXX Laboratories, Inc. (a)	1,036	360
Illumina, Inc. (a)	1,842	371
Incyte Corp. (a)	578	41

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	4,247	$874
IQVIA Holdings, Inc. (a)	2,251	479
Johnson & Johnson	21,874	3,529
Laboratory Corp. of America Holdings	1,063	239
McKesson Corp.	1,450	532
Medtronic PLC	15,869	1,395
Merck & Co., Inc.	26,683	2,278
Mettler-Toledo International, Inc. (a)	250	303
Molina Healthcare, Inc. (a)	575	194
Organon & Co.	1,845	53
PerkinElmer, Inc.	1,164	157
Pfizer, Inc.	48,283	2,184
Quest Diagnostics, Inc.	1,126	141
Regeneron Pharmaceuticals, Inc. (a)	873	507
ResMed, Inc.	1,723	379
STERIS PLC	864	174
Stryker Corp.	3,361	690
The Cooper Cos., Inc.	445	128
Thermo Fisher Scientific, Inc.	3,958	2,158
UnitedHealth Group, Inc.	9,992	5,189
Vertex Pharmaceuticals, Inc. (a)	2,999	845
Viatris, Inc.	4,869	47
Waters Corp. (a)	690	206
West Pharmaceutical Services, Inc.	489	145
Zimmer Biomet Holdings, Inc.	1,229	131
Zoetis, Inc.	5,009	784
		45,419
Industrials (3.7%):
3M Co.	3,890	484
A O Smith Corp.	1,607	91
Alaska Air Group, Inc. (a)	1,550	67
Allegion PLC	880	84
American Airlines Group, Inc. (a)	6,217	81
AMETEK, Inc.	2,905	349
C.H. Robinson Worldwide, Inc.	1,406	160
Carrier Global Corp.	7,990	313
Caterpillar, Inc.	5,175	956
Cintas Corp.	1,066	434
Copart, Inc. (a)	2,286	273
CSX Corp.	24,039	761
Cummins, Inc.	1,577	340
Deere & Co.	3,449	1,260
Delta Air Lines, Inc. (a)	7,217	224
Dover Corp.	1,435	179
Eaton Corp. PLC	4,316	590
Emerson Electric Co.	4,743	388
Equifax, Inc.	1,334	252
Expeditors International of Washington, Inc.	1,610	166
Fastenal Co.	5,972	301
FedEx Corp.	2,498	527
Fortive Corp.	2,506	159
Fortune Brands Home & Security, Inc.	1,596	98
Generac Holdings, Inc. (a)	284	63
General Dynamics Corp.	1,726	395
General Electric Co.	11,338	833
Honeywell International, Inc.	7,027	1,330
Howmet Aerospace, Inc.	3,713	131
Huntington Ingalls Industries, Inc.	470	108
IDEX Corp.	779	157
Illinois Tool Works, Inc.	2,480	483

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Ingersoll Rand, Inc.	4,166	$197
J.B. Hunt Transport Services, Inc.	714	124
Jacobs Solutions, Inc.	1,124	140
Johnson Controls International PLC	6,676	361
L3Harris Technologies, Inc.	2,025	462
Lockheed Martin Corp.	2,228	936
Masco Corp.	2,915	148
Nielsen Holdings PLC	4,460	124
Nordson Corp.	554	126
Norfolk Southern Corp.	2,582	628
Northrop Grumman Corp.	1,594	762
Old Dominion Freight Line, Inc.	882	239
Otis Worldwide Corp.	3,056	221
PACCAR, Inc.	2,564	224
Parker-Hannifin Corp.	1,216	322
Pentair PLC	869	39
Quanta Services, Inc.	1,444	204
Raytheon Technologies Corp.	14,809	1,329
Republic Services, Inc.	2,086	298
Robert Half International, Inc.	1,284	99
Rockwell Automation, Inc.	1,190	282
Rollins, Inc.	2,318	78
Snap-on, Inc.	594	129
Southwest Airlines Co. (a)	4,959	182
Stanley Black & Decker, Inc.	983	87
Textron, Inc.	2,070	129
The Boeing Co. (a)	6,579	1,054
Trane Technologies PLC	2,877	443
TransDigm Group, Inc.	593	356
Union Pacific Corp.	7,288	1,636
United Airlines Holdings, Inc. (a)	3,649	128
United Parcel Service, Inc. Class B	6,904	1,343
United Rentals, Inc. (a)	750	219
Verisk Analytics, Inc.	1,450	271
W.W. Grainger, Inc.	478	265
Waste Management, Inc.	3,869	654
Westinghouse Air Brake Technologies Corp.	1,745	153
Xylem, Inc.	1,548	141
		26,570
Information Technology (12.5%):
Accenture PLC Class A	6,475	1,868
Adobe, Inc. (a)	4,570	1,707
Advanced Micro Devices, Inc. (a)	16,362	1,389
Akamai Technologies, Inc. (a)	1,562	141
Amphenol Corp. Class A	5,634	414
Analog Devices, Inc.	5,096	772
ANSYS, Inc. (a)	796	198
Apple, Inc.	158,841	24,973
Applied Materials, Inc.	10,258	965
Arista Networks, Inc. (a)	2,364	283
Autodesk, Inc. (a)	2,574	519
Automatic Data Processing, Inc.	4,304	1,052
Broadcom, Inc.	4,130	2,061
Broadridge Financial Solutions, Inc.	1,150	197
Cadence Design Systems, Inc. (a)	2,583	449
CDW Corp.	1,428	244
Ceridian HCM Holding, Inc. (a)	1,295	77
Cisco Systems, Inc.	43,212	1,932
Citrix Systems, Inc.	1,224	126
Cognizant Technology Solutions Corp. Class A	5,181	327

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Corning, Inc.	7,670	$263
DXC Technology Co. (a)	3,194	79
Enphase Energy, Inc. (a)	1,224	351
EPAM Systems, Inc. (a)	537	229
F5, Inc. (a)	421	66
Fidelity National Information Services, Inc.	2,904	265
Fiserv, Inc. (a)	6,882	696
Fortinet, Inc. (a)	7,295	355
Gartner, Inc. (a)	843	241
Global Payments, Inc.	2,592	322
Hewlett Packard Enterprise Co.	12,525	170
HP, Inc.	13,014	374
Intel Corp.	32,179	1,027
International Business Machines Corp.	5,693	731
Intuit, Inc.	2,902	1,253
Juniper Networks, Inc.	2,447	70
Keysight Technologies, Inc. (a)	1,866	306
KLA Corp.	1,555	535
Lam Research Corp.	1,595	698
Mastercard, Inc. Class A	8,421	2,732
Microchip Technology, Inc.	5,696	372
Micron Technology, Inc.	10,223	578
Microsoft Corp.	74,442	19,464
Monolithic Power Systems, Inc.	418	189
Motorola Solutions, Inc.	1,485	361
NetApp, Inc.	2,488	179
NortonLifeLock, Inc.	1,010	23
NVIDIA Corp.	24,116	3,640
ON Semiconductor Corp. (a)	5,140	353
Oracle Corp.	19,449	1,442
Paychex, Inc.	2,957	365
Paycom Software, Inc. (a)	617	217
PayPal Holdings, Inc. (a)	13,699	1,280
Qorvo, Inc. (a)	1,188	107
QUALCOMM, Inc.	12,055	1,595
Roper Technologies, Inc.	1,242	500
Salesforce, Inc. (a)	8,841	1,380
Seagate Technology Holdings PLC	2,345	157
ServiceNow, Inc. (a)	1,714	745
Skyworks Solutions, Inc.	788	78
SolarEdge Technologies, Inc. (a)	224	62
Synopsys, Inc. (a)	1,398	484
TE Connectivity Ltd.	3,470	438
Teledyne Technologies, Inc. (a)	69	25
Texas Instruments, Inc.	10,463	1,729
Tyler Technologies, Inc. (a)	403	150
VeriSign, Inc. (a)	785	143
Visa, Inc. Class A	16,518	3,282
Western Digital Corp. (a)	1,369	58
Xerox Holdings Corp.	1	—	(b)
Zebra Technologies Corp. (a)	649	196
		90,049
Materials (1.2%):
Air Products and Chemicals, Inc.	1,923	485
Albemarle Corp.	1,201	322
Avery Dennison Corp.	906	166
Ball Corp.	3,726	208
Celanese Corp.	463	51
CF Industries Holdings, Inc.	2,577	267
Corteva, Inc.	8,159	501

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Dow, Inc.	9,091	$464
DuPont de Nemours, Inc.	3,671	204
Eastman Chemical Co.	1,432	130
Ecolab, Inc.	2,940	482
FMC Corp.	1,168	126
Freeport-McMoRan, Inc.	15,889	470
International Flavors & Fragrances, Inc.	1,485	164
International Paper Co.	3,667	153
Linde PLC	5,953	1,684
LyondellBasell Industries NV Class A	2,696	224
Martin Marietta Materials, Inc.	721	251
Newmont Corp.	8,551	354
Nucor Corp.	2,642	351
PPG Industries, Inc.	2,798	355
Sealed Air Corp.	1,340	72
The Mosaic Co.	4,580	247
The Sherwin-Williams Co.	2,304	535
Vulcan Materials Co.	1,110	185
Westrock Co.	2,863	116
		8,567
Real Estate (1.3%):
Alexandria Real Estate Equities, Inc.	1,101	169
American Tower Corp.	4,762	1,210
AvalonBay Communities, Inc.	1,647	331
Boston Properties, Inc.	1,758	140
CBRE Group, Inc. Class A (a)	3,167	250
Crown Castle, Inc.	4,036	689
Digital Realty Trust, Inc.	1,583	196
Duke Realty Corp.	4,814	283
Equinix, Inc.	852	560
Equity Residential	4,027	295
Essex Property Trust, Inc.	769	204
Extra Space Storage, Inc.	1,147	228
Federal Realty Investment Trust	884	90
Healthpeak Properties, Inc.	1,880	49
Host Hotels & Resorts, Inc.	8,818	157
Iron Mountain, Inc.	3,600	189
Kimco Realty Corp.	5,368	113
Mid-America Apartment Communities, Inc.	1,273	211
Prologis, Inc.	8,757	1,090
Public Storage	1,797	595
Realty Income Corp.	2,660	182
Regency Centers Corp.	1,923	117
SBA Communications Corp.	1,109	361
Simon Property Group, Inc.	3,796	387
UDR, Inc.	3,662	164
Ventas, Inc.	4,666	223
VICI Properties, Inc.	9,933	328
Welltower, Inc.	4,568	350
Weyerhaeuser Co.	6,892	235
		9,396
Utilities (1.4%):
Alliant Energy Corp.	3,054	186
Ameren Corp.	3,036	281
American Electric Power Co., Inc.	4,277	429
American Water Works Co., Inc.	2,297	341
CenterPoint Energy, Inc.	7,410	234
CMS Energy Corp.	3,415	231
Consolidated Edison, Inc.	1,808	177

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Constellation Energy Corp.	3,575	$292
Dominion Energy, Inc.	9,598	785
DTE Energy Co.	2,283	298
Duke Energy Corp.	6,693	716
Edison International	1,730	117
Entergy Corp.	2,369	273
Evergy, Inc.	660	45
Eversource Energy	3,443	309
Exelon Corp.	10,726	471
FirstEnergy Corp.	1,793	71
NextEra Energy, Inc.	23,118	1,966
NiSource, Inc.	4,671	138
NRG Energy, Inc.	2,789	115
Public Service Enterprise Group, Inc.	6,188	398
Sempra Energy	3,718	613
The AES Corp.	7,856	200
The Southern Co.	12,486	962
WEC Energy Group, Inc.	2,943	303
Xcel Energy, Inc.	5,211	387
		10,338
Total Common Stocks (Cost $111,683)		329,479

Corporate Bonds (0.1%)
Health Care (0.1%):
Christian Care Centers, Inc., DIP Loan, 12.00%, 11/30/22 (d)(e)	300	300

Industrials (0.0%):(f)
Northwest Senior Housing Corp. - Edgemere Project, Promissory Note, DIP Loan, 10.00%, 12/31/23 (d)(e)	245	245
Total Corporate Bonds (Cost $541)		545

Municipal Bonds (54.4%)
Alabama (0.1%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	886

Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	500	445

Arizona (2.2%):
Arizona IDA Revenue
4.00%, 7/1/41, Continuously Callable @100	400	345
5.00%, 7/1/47, Continuously Callable @100	1,000	1,035
5.00%, 11/1/47, Continuously Callable @100	1,000	1,069
4.00%, 7/1/52, Continuously Callable @100	840	654
Series A, 4.00%, 7/1/51, Continuously Callable @100	750	600
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,305
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100	425	360
4.00%, 2/15/46, Continuously Callable @100	345	281
4.00%, 2/15/51, Continuously Callable @100	300	238
Maricopa County IDA Revenue
4.00%, 7/1/51, Continuously Callable @100 (g)	1,500	1,256
Series A, 5.00%, 9/1/42, Continuously Callable @100	500	530
Series A, 4.00%, 7/1/46, Continuously Callable @100	735	671
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	999
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,258
Series A, 4.00%, 7/1/56, Continuously Callable @100	1,000	882

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pima County IDA Revenue, 4.00%, 4/1/46, Continuously Callable @100	$2,000	$1,830
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,017
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102	1,185	930
The IDA of the County of Pima Revenue, 4.00%, 6/15/51, Continuously Callable @100 (g)	1,000	821
		16,081
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	1,000	917

California (1.6%):
California Educational Facilities Authority Revenue, 5.00%, 10/1/52, Continuously Callable @100 (h)	2,000	2,040
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Pre-refunded 11/15/24 @ 100	1,000	1,058
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,238
State of California, GO
5.00%, 2/1/43, Continuously Callable @100	1,000	1,010
5.00%, 8/1/45, Continuously Callable @100	1,000	1,045
Sutter Butte Flood Agency Special Assessment (INS - Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,038
Twin Rivers Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Pre-refunded 2/1/24 @ 100	1,500	1,557
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee Corp.), 8/1/34 (i)	4,435	2,889
		11,875
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 12/1/38, Continuously Callable @100	1,000	1,065
5.00%, 4/1/48, Continuously Callable @100	710	738
4.00%, 1/1/52, Continuously Callable @100	675	528
5.00%, 9/1/52, Continuously Callable @100	730	737
4.00%, 1/1/62, Continuously Callable @100	795	587
Colorado Health Facilities Authority Revenue
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,068
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,000	867
Series A, 4.00%, 12/1/50, Continuously Callable @103	1,000	844
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,022
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	1,952
Park Creek Metropolitan District Revenue
5.00%, 12/1/41, Continuously Callable @100	250	258
5.00%, 12/1/45, Continuously Callable @100	1,000	1,028
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,045
		11,739
Connecticut (0.8%):
Connecticut State Health & Educational Facilities Authority Revenue
Series T, 4.00%, 7/1/55, Continuously Callable @100	1,000	910
Series U, 4.00%, 7/1/52, Continuously Callable @100	2,000	1,837
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,653

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/15/37, Continuously Callable @100	$1,000	$1,085
		5,485
Florida (2.8%):
Brevard County Health Facilities Authority Revenue, Series A, 5.00%, 4/1/52, Continuously Callable @100	1,000	1,053
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100	300	309
5.00%, 8/1/55, Continuously Callable @100	400	390
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	1,015
City of Jacksonville Revenue
1.17%, 5/1/29, Continuously Callable @100 (j)	1,400	1,400
5.00%, 10/1/29, Continuously Callable @100	1,000	1,002
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103	1,500	1,282
Series A, 4.00%, 9/1/51, Continuously Callable @103	500	422
Florida Development Finance Corp. Revenue
5.00%, 7/1/51, Continuously Callable @100	395	389
Series A, 5.00%, 6/15/52, Continuously Callable @100	1,250	1,268
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Pre-refunded 6/1/25 @ 100	1,000	1,066
Lee County IDA Revenue
5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	645	660
Series A, 5.25%, 10/1/52, Continuously Callable @103	850	830
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,542
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable @100	500	439
Miami-Dade County Health Facilities Authority Revenue, Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	900
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	878
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	720
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable @100	2,000	1,797
Seminole County IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100 (g)	830	688
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (g)	1,000	1,033
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,064
		20,147
Georgia (1.7%):
Cobb County Kennestone Hospital Authority Revenue, 4.00%, 4/1/52, Continuously Callable @100	2,500	2,305
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100	575	521
Development Authority of Appling County Revenue
1.39%, 9/1/29, Continuously Callable @100 (j)	200	200
1.39%, 9/1/41, Continuously Callable @100 (j)	4,000	4,000
Development Authority of Floyd County Revenue, 1.39%, 9/1/26, Continuously Callable @100 (j)	500	500
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,019
Milledgeville & Baldwin County Development Authority Revenue, 4.00%, 6/15/37, Continuously Callable @100	1,300	1,316
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100	425	372

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable @100	$750	$697
The Development Authority of Burke County Revenue, Series 1, 1.28%, 7/1/49, Continuously Callable @100 (j)	1,600	1,600
		12,530
Guam (0.3%):
Antonio B Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Pre-refunded 10/1/23 @ 100	750	776
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,026
		1,802
Illinois (5.3%):
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Pre-refunded 12/1/27 @ 100	1,000	1,122
Chicago Board of Education, GO, Series A, 5.00%, 12/1/47, Continuously Callable @100	3,200	3,271
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,039
Chicago O'Hare International Airport Revenue
4.50%, 1/1/56, Continuously Callable @100 (h)	1,500	1,452
Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,040
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,007
Chicago Park District, GO, Series C, 4.00%, 1/1/42, Continuously Callable @100	1,250	1,187
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series A, 5.00%, 12/1/52, Continuously Callable @100	685	733
Series A, 4.00%, 12/1/55, Continuously Callable @100	2,000	1,834
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	1,000	1,007
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,028
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,016
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100	1,000	922
Cook County Community College District No. 508, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,032
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,053
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	992
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	1,000	1,013
5.00%, 5/15/37, Continuously Callable @100	1,000	1,026
5.00%, 5/15/40, Continuously Callable @100	1,275	1,241
5.00%, 8/15/44, Continuously Callable @100	1,000	1,020
5.00%, 10/1/44, Continuously Callable @100	1,000	1,096
4.00%, 10/15/44, Continuously Callable @103	2,000	1,728
5.00%, 5/15/45, Continuously Callable @100	1,000	955
Series A, 4.00%, 8/1/51, Continuously Callable @100	1,000	852
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	956
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	45	48
Metropolitan Pier & Exposition Authority Revenue, 4.00%, 6/15/50, Continuously Callable @100	2,500	2,210
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	568
Sangamon County Water Reclamation District, GO

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 1/1/49, Continuously Callable @100	$1,000	$972
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,319
State of Illinois, GO
4.00%, 10/1/33, Continuously Callable @100	2,300	2,248
5.50%, 5/1/39, Continuously Callable @100	225	242
Series A, 5.00%, 3/1/46, Continuously Callable @100	1,000	1,038
		38,267
Indiana (0.5%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,004
Indiana Finance Authority Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,020
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,540
		3,564
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	901

Kansas (1.4%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (g)	1,000	1,067
City of Lawrence Revenue
5.00%, 7/1/43, Continuously Callable @100	1,500	1,565
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,500	1,472
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103	1,000	824
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	979
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41, Continuously Callable @103 (g)	2,000	1,948
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,283
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,027
		10,165
Kentucky (0.6%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,022
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/46, Continuously Callable @100	750	666
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	863
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,063
Louisville Jefferson County Metropolitan Government Revenue, 5.00%, 5/15/52, Continuously Callable @100	1,000	1,038
		4,652
Louisiana (3.1%):
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,041
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%, 12/1/44, Continuously Callable @100	500	480
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,052
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,503

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	$1,000	$1,060
5.00%, 10/1/43, Continuously Callable @100	1,000	1,055
4.00%, 10/1/46, Continuously Callable @100	1,000	952
Louisiana Public Facilities Authority Revenue
4.00%, 10/1/51, Continuously Callable @100	1,175	1,040
5.00%, 7/1/52, Continuously Callable @100	1,000	1,036
4.00%, 1/1/56, Continuously Callable @100	1,000	886
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.), 5.25%, 6/1/51, Pre-refunded 6/1/25 @ 100	1,000	1,076
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,406
Parish of St. James Revenue, Series B-1, 1.95%, 11/1/40, Continuously Callable @100 (j)	7,000	7,000
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,585
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,016
		22,188
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue
Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	866
Series A, 4.00%, 7/1/50, Continuously Callable @100	1,175	1,102
		1,968
Maryland (0.3%):
City of Gaithersburg Maryland Revenue, 5.13%, 1/1/42, Continuously Callable @103	865	897
Maryland Health & Higher Educational Facilities Authority Revenue, 4.00%, 7/1/45, Continuously Callable @100	1,100	1,029
		1,926
Massachusetts (2.1%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,010
5.25%, 11/15/41, Pre-refunded 11/15/23 @ 100	1,000	1,034
5.00%, 7/1/46, Continuously Callable @100	1,000	1,016
4.00%, 9/1/48, Continuously Callable @100	1,380	1,237
2.27% (MUNIPSA+60bps), 7/1/49, (Put Date 1/29/26) (g)(k)(l)	1,250	1,264
4.00%, 7/1/51, Continuously Callable @100	1,500	1,323
5.00%, 10/1/57, Continuously Callable @105 (g)	1,000	1,043
Series A, 5.00%, 6/1/39, Pre-refunded 6/1/29 @ 100	1,000	1,154
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,673
Series A, 5.50%, 7/1/44, Continuously Callable @100	500	458
Series B, 4.00%, 6/1/50	1,000	865
Series B, 4.00%, 7/1/50, Continuously Callable @100	850	737
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,019
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,007
		14,840
Michigan (1.6%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,042
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,815
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,068

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	$1,000	$1,057
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable @103	500	406
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,330
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,040
Michigan Finance Authority Revenue
4.00%, 2/1/42, Continuously Callable @100	745	626
4.00%, 9/1/45, Continuously Callable @100	1,000	912
4.00%, 12/1/51, Continuously Callable @100	1,665	1,475
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,033
		11,804
Minnesota (0.3%):
Housing & Redevelopment Authority Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,078
5.00%, 11/15/47, Continuously Callable @100	1,000	1,034
		2,112
Missouri (0.9%):
Cape Girardeau County IDA Revenue, 4.00%, 3/1/46, Continuously Callable @100	750	638
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 2/1/48, Continuously Callable @100	1,500	1,260
4.00%, 2/15/51, Continuously Callable @100	480	406
Health & Educational Facilities Authority Revenue
5.00%, 8/1/45, Continuously Callable @100	1,270	1,283
4.00%, 2/15/49, Continuously Callable @100	250	235
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100	1,000	808
St. Louis Municipal Finance Corp. Revenue (INS – Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	1,000	1,083
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/45, Continuously Callable @100	1,000	1,071
		6,784
Montana (0.1%):
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100	485	452

Nebraska (0.6%):
Central Plains Energy Project Revenue
5.00%, 5/1/53, (Put Date 10/01/29), Callable 7/1/29 @ 100.22 (l)	2,000	2,111
Series A, 5.00%, 9/1/42	1,000	1,063
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	1,000	1,024
		4,198
Nevada (0.6%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,028
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,522
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,559
		4,109
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	2,000	1,725

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey (2.6%):
Essex County Improvement Authority Revenue, 4.00%, 6/15/51, Continuously Callable @100	$1,100	$934
New Jersey Economic Development Authority Revenue
5.00%, 6/15/42, Continuously Callable @100	2,000	2,058
5.00%, 6/15/43, Continuously Callable @100	1,000	1,044
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	982
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,029
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,036
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	535
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,035
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	954
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,045
New Jersey Transportation Trust Fund Authority Revenue
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,055
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,011
Series AA, 4.00%, 6/15/50, Continuously Callable @100	1,000	908
Series BB, 4.00%, 6/15/50, Continuously Callable @100	1,000	902
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,269
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	2,250	2,000
The Atlantic County Improvement Authority Revenue, 4.00%, 7/1/53, Continuously Callable @100	750	705
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	516
		19,018
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,500	1,347

New York (1.7%):
Genesee County Funding Corp. The Revenue, Series A, 5.25%, 12/1/52, Continuously Callable @100	500	525
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,004
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	630	710
5.50%, 10/1/37	1,500	1,730
2.80%, 9/15/69, Continuously Callable @100	1,000	902
New York State Dormitory Authority Revenue
4.00%, 2/15/47, Continuously Callable @100	2,000	1,895
4.00%, 3/15/49, Continuously Callable @100	750	698
5.00%, 7/1/57, Continuously Callable @100	1,000	984
Series A, 4.00%, 9/1/50, Continuously Callable @100	2,000	1,668
Series A, 4.00%, 7/1/52, Continuously Callable @100	1,000	872
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,457
		12,445
North Carolina (0.4%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100	1,000	1,028
5.00%, 1/1/49, Continuously Callable @104	1,500	1,551
		2,579

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
North Dakota (0.4%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100	$1,450	$1,267
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	1,007
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series A, 4.00%, 6/1/51, Continuously Callable @100	1,000	969
		3,243
Ohio (0.8%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	697
Northeast Ohio Medical University Revenue, 5.00%, 12/1/43, Continuously Callable @100 (h)	775	817
Ohio Higher Educational Facility Commission Revenue
4.00%, 12/1/46, Continuously Callable @100	750	674
5.25%, 1/1/52, Continuously Callable @100	1,000	1,049
4.00%, 10/1/52, Continuously Callable @100	2,000	1,746
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	711
		5,694
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	943
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	981
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously Callable @100	500	485
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	771
		3,180
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	1,000	931
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	878
Salem Hospital Facility Authority Revenue
4.00%, 5/15/47, Continuously Callable @103	1,000	838
5.00%, 5/15/53, Continuously Callable @102	1,250	1,261
		3,908
Pennsylvania (5.3%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,328
Allegheny County Hospital Development Authority Revenue
4.00%, 7/15/39, Continuously Callable @100	1,185	1,156
5.00%, 4/1/47, Continuously Callable @100	1,000	1,040
Berks County IDA Revenue
5.00%, 5/15/43, Continuously Callable @102	350	356
5.00%, 11/1/50, Continuously Callable @100	1,500	1,132
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	941
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,147
Canon Mcmillan School District, GO, 4.00%, 6/1/44, Continuously Callable @100	1,500	1,436
Central Bradford Progress Authority Revenue, Series B, 4.00%, 12/1/51, Continuously Callable @100	2,000	1,810
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,004
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,079

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	$1,000	$1,060
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	906
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Pre-refunded 6/1/23 @ 100	1,625	1,668
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,047
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103	500	422
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100	800	606
Montgomery County IDA Revenue
5.25%, 1/15/45, Pre-refunded 1/15/25 @ 100	1,000	1,064
4.00%, 10/1/46, Continuously Callable @100	625	508
4.00%, 10/1/51, Continuously Callable @100	825	644
Series C, 4.00%, 11/15/43, Continuously Callable @103	600	538
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	1,000	951
5.00%, 8/15/43, Continuously Callable @100	1,000	1,048
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103	1,000	866
Series A, 4.00%, 10/15/51, Continuously Callable @100	1,000	885
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46, Continuously Callable @100	1,575	1,404
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,027
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,041
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,061
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,024
Series B, 4.00%, 12/1/51, Continuously Callable @100	1,000	918
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	1,045
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,604
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,054
The Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,067
The School District of Philadelphia, GO, Series A, 4.00%, 9/1/46, Continuously Callable @100	1,000	931
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,406
		38,224
Rhode Island (0.5%):
Rhode Island Health and Educational Building Corp. Revenue (LOC-Citizens Financial Group), 1.22%, 6/1/35, Callable 10/1/22 @ 100 (j)	2,500	2,500
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,057
		3,597
South Carolina (0.4%):
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100	1,100	1,016
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,000	1,031
4.00%, 4/1/49, Continuously Callable @103	620	498
		2,545
Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	1,500	1,590
Metropolitan Government Nashville & Davidson Country Health & Educational Facilities Board Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,000	808

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	$1,000	$1,019
5.00%, 7/1/46, Continuously Callable @100	1,000	1,035
5.00%, 10/1/48, Continuously Callable @100	500	507
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	939
		5,898
Texas (7.4%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,097
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,000
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	1,000	928
Series A, 5.00%, 1/1/45, Pre-refunded 7/1/25 @ 100	1,000	1,068
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,015
City of Arlington Special Tax (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,046
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100	1,700	1,442
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100	1,000	1,028
5.00%, 9/1/40, Continuously Callable @100	1,000	1,026
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,046
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	980
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.), 5.80%, 9/1/25	2,895	3,085
Clifton Higher Education Finance Corp. Revenue, 4.25%, 8/15/52, Continuously Callable @100	1,500	1,426
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	1,000	1,040
4.00%, 8/15/44, Continuously Callable @100	1,000	966
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,412
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	1,000	914
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	963
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	965
Hidalgo County Regional Mobility Authority Revenue
Series A, 4.00%, 12/1/41, Continuously Callable @100	735	680
Series B, 4.00%, 12/1/41, Continuously Callable @100	700	610
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable @100	1,100	931
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,018
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100	350	353
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,001
Mesquite Health Facilities Development Corp. Revenue, 2/15/35, Continuously Callable @100 (m)(n)	1,000	793
New Hope Cultural Education Facilities Finance Corp. Revenue
4.75%, 7/1/47 (m)	1,000	894
Series A, 5.00%, 4/1/47, Pre-refunded 4/1/25 @ 100	1,600	1,701

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	$225	$238
North Texas Tollway Authority Revenue
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,547
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,022
Port of Port Arthur Navigation District
Series A, 1.60%, 4/1/40, Continuously Callable @100 (j)	1,000	1,000
Series B, 1.60%, 4/1/40, Continuously Callable @100 (j)	7,300	7,300
Port of Port Arthur Navigation District Revenue, Series C, 1.61%, 4/1/40, Continuously Callable @100 (j)	3,400	3,400
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,067
Prosper Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	1,000	1,061
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100	1,000	846
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100	1,000	1,024
Series A, 11/15/45 (m)(n)	1,000	400
Series A, 5.00%, 7/1/53, Continuously Callable @100	750	792
Series B, 11/15/36 (m)(n)	1,000	400
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,567
		53,092
Utah (0.7%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously Callable @103	500	398
Utah Charter School Finance Authority Revenue
4.63%, 10/15/57, Continuously Callable @100 (h)	1,000	971
Series A, 4.00%, 10/15/46, Continuously Callable @100	860	800
Series A, 4.00%, 4/15/52, Continuously Callable @100	3,000	2,715
		4,884
Vermont (0.1%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable @103	1,000	825

Virginia (0.2%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100	1,000	1,077

Washington (0.7%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	989
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100	1,000	924
5.00%, 1/1/47, Pre-refunded 1/1/27 @ 100	1,000	1,109
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	1,038
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102 (g)	1,000	1,034
Series A-1, 3.50%, 12/20/35	295	269
		5,363
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,396

Wisconsin (1.8%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100	1,000	1,074
5.00%, 1/1/42, Continuously Callable @103 (g)	600	567
4.00%, 1/1/45, Continuously Callable @100	1,440	1,349
4.00%, 1/1/47, Continuously Callable @103	1,000	899
4.00%, 2/1/51, Continuously Callable @100	1,000	875
Series A, 5.25%, 3/1/47, Continuously Callable @100	2,000	2,028

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth and Tax Strategy Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Series A, 4.00%, 10/1/47, Continuously Callable @100	$1,000	$893
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,498
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,355
Series A, 4.00%, 7/1/51, Continuously Callable @100	880	690
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	600	635
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103	600	493
4.00%, 1/1/57, Continuously Callable @103	1,000	768
		13,124
Total Municipal Bonds (Cost $424,820)		393,001

Exchange-Traded Funds (0.3%)
iShares Core S&P 500 ETF	4,310	1,712
Total Exchange-Traded Funds (Cost $1,801)		1,712
Total Investments (Cost $538,845) — 100.4%		724,737
Liabilities in excess of other assets — (0.4)%		(2,646)
NET ASSETS - 100.00%		$722,091

(a)	Non-income producing security.
(b)	Rounds to less than $1 thousand.
(c)	Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.
(d)	Security was fair valued based using significant unobservable inputs as of August 31, 2022.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2022, illiquid securities were 0.1% of the Fund's net assets.
(f)	Amount represents less than 0.05% of net assets.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $10,721 thousands and amounted to 1.5% of net assets.
(h)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(i)	Zero-coupon bond.
(j)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2022.
(l)	Put Bond.
(m)	Currently the issuer is in default with respect to interest and/or principal payments.
(n)	Issuer filed for bankruptcy.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
DIP—Debtor-In-Possession
ETF—Exchange-Traded Fund
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company LOC—Letter of Credit
MUNIPSA—Municipal Swap Index
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS

Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Brazil (8.9%):

Consumer Discretionary (1.1%):
Grupo SBF SA	339,636	$1,431
Lojas Renner SA	422,800	2,151
Vibra Energia SA	1,014,318	3,580
		7,162
Consumer Staples (1.0%):
Sao Martinho SA	210,100	1,287
Sendas Distribuidora SA	668,100	2,362
SLC Agricola SA	253,170	2,365
		6,014
Energy (2.1%):
3R Petroleum Oleo e Gas SA (a)	67,500	485
Petro Rio SA (a)	110,900	582
Petroleo Brasileiro SA, ADR	869,525	12,426
		13,493
Financials (1.6%):
Banco Bradesco SA, ADR	491,673	1,785
Banco do Brasil SA	458,295	3,673
Banco do Estado do Rio Grande do Sul SA Preference Shares	165,900	357
Itau Unibanco Holding SA, ADR	828,143	4,091
		9,906
Health Care (0.4%):
Hypera SA	328,500	2,720

Industrials (1.0%):
CCR SA	980,320	2,599
Randon SA Implementos e Participacoes Preference Shares	860,500	1,571
Santos Brasil Participacoes SA	274,200	425
SIMPAR SA	860,156	1,769
		6,364
Information Technology (0.4%):
Cielo SA	708,400	749
Pagseguro Digital Ltd. Class A (a)	132,872	2,065
		2,814
Materials (0.8%):
Dexco SA	629,678	1,191
Gerdau SA Preference Shares	399,300	1,790
Vale SA, ADR	174,710	2,170
		5,151
Real Estate (0.3%):
Multiplan Empreendimentos Imobiliarios SA	428,400	1,985

Utilities (0.2%):
Eneva SA (a)	147,100	438
Equatorial Energia SA	80,300	373
Omega Energia SA (a)	180,817	391
		1,202
		56,811
Canada (0.9%):

Energy (0.3%):
Parex Resources, Inc.	101,478	1,624

Materials (0.6%):
First Quantum Minerals Ltd.	225,012	3,982
		5,606

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Chile (0.1%):

Consumer Staples (0.0%):(b)
Cencosud SA	221,700	$310

Real Estate (0.1%):
Cencosud Shopping SA	353,584	501
		811
China (24.5%):

Communication Services (4.3%):
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	711,200	2,088
Baidu, Inc. Class A (a)	354,562	6,329
NetEase, Inc.	138,125	2,467
Tencent Holdings Ltd.	403,463	16,676
		27,560
Consumer Discretionary (5.6%):
361 Degrees International Ltd. (a)	893,000	456
Alibaba Group Holding Ltd., ADR (a)	54,018	5,154
Alibaba Group Holding Ltd. (a)	888,904	10,605
BYD Co. Ltd. Class H	105,500	3,251
China Harmony Auto Holding Ltd.	995,500	262
Gree Electric Appliances, Inc. Class A	519,400	2,397
JD.com, Inc. Class A	201,008	6,363
Meituan Class B (a)(c)	220,100	5,286
Yadea Group Holdings Ltd. (c)	1,190,000	2,270
		36,044
Consumer Staples (2.5%):
Chacha Food Co. Ltd. Class A	338,700	2,320
Chenguang Biotech Group Co. Ltd. Class A	983,675	2,240
Hengan International Group Co. Ltd.	638,500	3,056
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	483,400	2,502
Tongwei Co. Ltd. Class A	199,700	1,526
Wuliangye Yibin Co. Ltd. Class A	183,600	4,434
		16,078
Energy (1.1%):
China Shenhua Energy Co. Ltd. Class H	677,000	2,123
PetroChina Co. Ltd. Class H	10,004,000	4,652
		6,775
Financials (4.1%):
China Construction Bank Corp. Class H	8,337,000	5,154
China Merchants Bank Co. Ltd. Class H	524,500	2,683
CITIC Securities Co. Ltd. Class A	547,800	1,544
Industrial & Commercial Bank of China Ltd. Class H	5,620,000	2,855
PICC Property & Casualty Co. Ltd. Class H	4,362,000	4,718
Ping An Insurance Group Co. of China Ltd.	1,190,000	6,999
Postal Savings Bank of China Co. Ltd. Class H (c)(d)	3,775,000	2,254
		26,207
Health Care (1.4%):
China Animal Healthcare Ltd. (a)(e)(f)	1,673,000	—
China Medical System Holdings Ltd.	300,000	444
Hygeia Healthcare Holdings Co. Ltd. (a)(c)	333,600	1,801
Pharmaron Beijing Co. Ltd. Class H (c)	215,900	1,428
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	53,600	2,312
Sinopharm Group Co. Ltd. Class H	1,414,799	3,152
		9,137
Industrials (1.9%):
Airtac International Group (a)	80,344	2,155

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
China Railway Group Ltd. Class H	6,617,000	$3,788
Xinte Energy Co. Ltd. Class H	1,209,600	3,157
Zhejiang Expressway Co. Ltd. Class H	526,000	400
ZTO Express Cayman, Inc., ADR	110,153	2,870
		12,370
Information Technology (0.9%):
Glodon Co. Ltd. Class A	247,700	1,757
Luxshare Precision Industry Co. Ltd. Class A	472,600	2,559
WUS Printed Circuit Kunshan Co. Ltd. Class A	789,360	1,363
		5,679
Materials (1.5%):
Anhui Conch Cement Co. Ltd. Class H	710,500	2,708
China Hongqiao Group Ltd.	2,597,000	2,518
Shandong Nanshan Aluminum Co. Ltd. Class A	2,885,908	1,413
Wanhua Chemical Group Co. Ltd. Class A	225,300	2,884
		9,523
Real Estate (0.7%):
A-Living Smart City Services Co. Ltd. Class H (c)	1,311,750	1,351
China Vanke Co. Ltd. Class H	1,232,075	2,405
Greentown China Holdings Ltd.	303,500	573
		4,329
Utilities (0.5%):
China Longyuan Power Group Corp. Ltd. Class H	1,624,000	2,623
Xinyi Energy Holdings Ltd.	722,000	292
		2,915
		156,617
Egypt (0.4%):

Communication Services (0.1%):
Telecom Egypt Co.	534,239	433

Financials (0.3%):
Commercial International Bank Egypt SAE Registered Shares, GDR	91,265	160
Commercial International Bank Egypt SAE Registered Shares, GDR	1,007,671	1,770
		1,930
		2,363
Greece (1.3%):

Consumer Discretionary (0.3%):
OPAP SA	165,118	2,174

Financials (0.5%):
National Bank of Greece SA (a)	877,009	2,830

Industrials (0.4%):
Mytilineos SA	147,942	2,313
Star Bulk Carriers Corp. (d)	22,400	438
		2,751
Utilities (0.1%):
Terna Energy SA	23,650	422
		8,177
Hong Kong (3.6%):

Communication Services (0.1%):
NetDragon Websoft Holdings Ltd.	179,000	390

Consumer Discretionary (0.8%):
Bosideng International Holdings Ltd. (d)	4,282,000	2,404
JS Global Lifestyle Co. Ltd. (c)	2,043,500	2,422
		4,826

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.2%):
BOC Hong Kong Holdings Ltd.	445,000	$1,532

Health Care (0.4%):
CSPC Pharmaceutical Group Ltd.	2,328,000	2,362
The United Laboratories International Holdings Ltd.	824,000	399
		2,761
Industrials (1.0%):
Pacific Basin Shipping Ltd.	4,231,000	1,502
Techtronic Industries Co. Ltd.	412,000	4,859
		6,361
Information Technology (0.5%):
Lenovo Group Ltd.	3,810,000	3,138

Materials (0.1%):
Nine Dragons Paper Holdings Ltd.	579,000	454

Real Estate (0.4%):
China Resources Land Ltd.	670,000	2,743

Utilities (0.1%):
China Water Affairs Group Ltd.	568,000	517
		22,722
Hungary (0.4%):

Financials (0.3%):
OTP Bank Nyrt	95,505	2,034

Health Care (0.1%):
Richter Gedeon Nyrt	26,946	544
		2,578
India (12.4%):

Communication Services (0.7%):
Indus Towers Ltd.	883,194	2,197
Sun TV Network Ltd.	358,013	2,236
		4,433
Consumer Discretionary (2.3%):
Bajaj Auto Ltd.	51,260	2,611
Balkrishna Industries Ltd.	119,239	3,029
Indian Hotels Co. Ltd.	171,650	608
KPR Mill Ltd.	82,435	620
Mahindra & Mahindra Ltd.	367,572	5,966
Mahindra CIE Automotive Ltd.	217,945	745
Raymond Ltd.	127,751	1,522
		15,101
Consumer Staples (0.6%):
Dabur India Ltd.	225,658	1,646
Varun Beverages Ltd.	173,135	2,233
		3,879
Energy (0.7%):
Aegis Logistics Ltd.	139,311	509
Reliance Industries Ltd.	114,882	3,764
		4,273
Financials (3.7%):
Angel One Ltd.	20,602	332
Axis Bank Ltd.	298,099	2,778
Canara Bank	288,490	860
Cholamandalam Investment & Finance Co. Ltd.	408,256	4,000
CreditAccess Grameen Ltd. (a)	31,816	394
ICICI Bank Ltd., ADR	665,305	14,530
Power Finance Corp. Ltd.	381,411	569
		23,463

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.6%):
Ajanta Pharma Ltd.	26,145	$448
Apollo Hospitals Enterprise Ltd.	53,622	2,881
Aster DM Healthcare Ltd. (a)(c)	167,487	462
		3,791
Industrials (1.2%):
Allcargo Logistics Ltd.	120,146	534
Bharat Electronics Ltd.	219,833	840
HG Infra Engineering Ltd.	90,183	673
KEI Industries Ltd.	65,521	1,194
Larsen & Toubro Ltd.	179,185	4,277
		7,518
Information Technology (1.4%):
eClerx Services Ltd.	36,204	950
Infosys Ltd., ADR	228,426	4,180
Mindtree Ltd.	17,242	702
WNS Holdings Ltd., ADR (a)	39,336	3,314
		9,146
Materials (0.6%):
Gujarat Fluorochemicals Ltd.	11,286	468
Jindal Steel & Power Ltd.	135,733	731
JK Paper Ltd.	288,081	1,497
National Aluminium Co. Ltd.	358,789	357
Tata Chemicals Ltd.	52,935	744
		3,797
Real Estate (0.1%):
Prestige Estates Projects Ltd.	79,328	450
The Phoenix Mills Ltd.	23,091	404
		854
Utilities (0.5%):
CESC Ltd.	464,602	472
Power Grid Corp. of India Ltd.	875,913	2,508
		2,980
		79,235
Indonesia (2.7%):

Communication Services (0.7%):
PT Media Nusantara Citra Tbk	6,095,900	375
PT Telekomunikasi Indonesia Persero Tbk, ADR	128,716	3,871
		4,246
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk (a)	7,347,200	499

Financials (1.8%):
PT Bank Mandiri Persero Tbk	11,407,990	6,790
PT Bank Rakyat Indonesia Persero Tbk	17,185,346	5,019
		11,809
Information Technology (0.1%):
PT Erajaya Swasembada Tbk	11,618,000	382
		16,936
Korea, Republic Of (14.3%):

Communication Services (1.3%):
Cheil Worldwide, Inc.	18,693	305
JYP Entertainment Corp.	77,858	3,525
KT Corp.	92,487	2,564
LG Uplus Corp.	191,962	1,644
		8,038

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.6%):
Coway Co. Ltd.	5,579	$265
Hyundai Mobis Co. Ltd.	31,086	4,958
Kia Corp.	42,322	2,537
Shinsegae, Inc.	13,178	2,184
Youngone Corp.	12,378	410
		10,354
Consumer Staples (0.3%):
Cosmax, Inc.	3,602	168
KT&G Corp.	24,128	1,499
Lotte Chilsung Beverage Co. Ltd.	2,567	295
		1,962
Financials (1.8%):
BNK Financial Group, Inc.	84,101	419
DB Insurance Co. Ltd.	9,196	410
Hana Financial Group, Inc.	104,877	3,057
Samsung Securities Co. Ltd.	70,926	1,786
Shinhan Financial Group Co. Ltd.	107,452	2,911
Woori Financial Group, Inc.	329,066	2,977
		11,560
Health Care (0.6%):
Daewoong Pharmaceutical Co. Ltd.	2,752	359
Dentium Co. Ltd.	6,446	419
InBody Co. Ltd.	57,397	959
Samsung Biologics Co. Ltd. (a)(c)	3,850	2,395
		4,132
Industrials (0.6%):
CJ Corp.	23,285	1,355
DL E&C Co. Ltd.	12,469	378
Hyundai Glovis Co. Ltd.	2,936	385
LIG Nex1 Co. Ltd.	10,023	791
LX International Corp.	15,630	503
Samsung Engineering Co. Ltd. (a)	34,121	593
		4,005
Information Technology (7.8%):
DB HiTek Co. Ltd.	10,303	354
Innox Advanced Materials Co. Ltd.	87,301	2,235
LEENO Industrial, Inc.	3,901	415
LG Innotek Co. Ltd.	3,101	789
LX Semicon Co. Ltd.	8,023	565
Samsung Electro-Mechanics Co. Ltd.	17,309	1,792
Samsung Electronics Co. Ltd.	650,045	28,801
SK Hynix, Inc.	207,814	14,613
		49,564
Materials (0.3%):
KCC Corp.	1,489	325
LOTTE Fine Chemical Co. Ltd.	7,355	385
OCI Co. Ltd.	4,577	398
Poongsan Corp.	22,201	513
		1,621
		91,236
Luxembourg (0.3%):

Materials (0.3%):
Ternium SA, ADR	54,222	1,671

Malaysia (1.3%):

Communication Services (0.1%):
TIME dotCom Bhd	459,400	489

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
Heineken Malaysia Bhd	76,100	$400

Financials (0.7%):
Alliance Bank Malaysia BHD	708,600	557
Public Bank Bhd	3,524,500	3,702
		4,259
Materials (0.3%):
Petronas Chemicals Group Bhd	839,900	1,648
Ta Ann Holdings Bhd	394,000	351
		1,999
Real Estate (0.0%):(b)
Eco World Development Group Bhd	2,631,500	392

Utilities (0.1%):
Mega First Corp. Bhd	599,100	485
		8,024
Mexico (3.1%):

Communication Services (0.4%):
America Movil SAB de CV, ADR	135,314	2,300

Consumer Discretionary (0.2%):
Alsea SAB de CV (a)	770,788	1,399

Consumer Staples (0.3%):
Kimberly-Clark de Mexico SAB de CV Class A	1,638,700	2,220

Energy (0.1%):
Vista Energy SAB de CV, ADR (a)	74,051	730

Financials (1.3%):
Banco del Bajio SA (c)(d)	280,566	585
Grupo Financiero Banorte SAB de CV Class O	1,336,913	7,897
		8,482
Materials (0.7%):
Alpek SAB de CV	405,322	555
GCC SAB de CV	140,657	805
Grupo Mexico SAB de CV Class B	834,199	3,159
		4,519
Real Estate (0.1%):
Macquarie Mexico Real Estate Management SA de CV (c)	376,938	475
		20,125
Peru (0.5%):

Financials (0.5%):
Credicorp Ltd.	24,837	3,201

Philippines (0.4%):

Financials (0.4%):
BDO Unibank, Inc.	991,950	2,269
Security Bank Corp.	286,120	457
		2,726
Portugal (0.6%):

Energy (0.6%):
Galp Energia SGPS SA	361,612	3,904

Qatar (0.5%):

Energy (0.1%):
Qatar Gas Transport Co. Ltd.	513,018	563

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.4%):
Industries Qatar QSC	499,785	$2,486
		3,049
Russian Federation (0.0%):(b)

Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR (e)(f)	253,826	14

Consumer Staples (0.0%):
Magnit PJSC (e)(f)	29,318	—	(g)

Energy (0.0%):
Gazprom PJSC (e)(f)(h)(j)	1,087,480	43
Rosneft Oil Co. PJSC, GDR (e)(f)(h)(j)	457,159	22
		65
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC (a)(e)(f)	196,760	3
Sberbank of Russia PJSC, ADR (a)(e)(f)(h)(j)	329,652	2
Sberbank of Russia PJSC (a)(e)(f)(h)(j)	687,954	3
		8
		87
Saudi Arabia (2.5%):

Energy (0.1%):
Aldrees Petroleum and Transport Services Co.	18,334	341

Financials (1.4%):
Alinma Bank	374,701	3,776
The Saudi National Bank	279,726	5,188
		8,964
Health Care (0.3%):
Mouwasat Medical Services Co.	33,408	2,142

Materials (0.7%):
SABIC Agri-Nutrients Co.	39,135	1,807
Saudi Arabian Mining Co. (a)	145,138	2,865
		4,672
		16,119
South Africa (2.7%):

Communication Services (0.3%):
MTN Group Ltd.	295,673	2,141

Consumer Discretionary (0.3%):
Truworths International Ltd.	143,217	478
Woolworths Holdings Ltd.	498,413	1,626
		2,104
Energy (0.1%):
Exxaro Resources Ltd.	32,772	418

Financials (1.3%):
Absa Group Ltd.	278,300	2,884
Capitec Bank Holdings Ltd.	24,472	2,911
Standard Bank Group Ltd.	251,571	2,246
		8,041
Industrials (0.5%):
KAP Industrial Holdings Ltd.	1,790,851	475
The Bidvest Group Ltd.	237,662	2,978
		3,453
Materials (0.1%):
African Rainbow Minerals Ltd.	46,199	637

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (0.1%):
Redefine Properties Ltd.	1,812,493	$401
		17,195
Taiwan (12.8%):

Communication Services (0.1%):
International Games System Co. Ltd.	38,000	464

Consumer Discretionary (0.5%):
Fulgent Sun International Holding Co. Ltd.	417,000	2,581
O-TA Precision Industry Co. Ltd.	85,000	345
Tong Yang Industry Co. Ltd.	217,000	387
		3,313
Financials (0.5%):
CTBC Financial Holding Co. Ltd.	4,163,000	3,189

Health Care (0.4%):
Lotus Pharmaceutical Co. Ltd.	87,000	493
Universal Vision Biotechnology Co. Ltd.	168,550	1,755
		2,248
Industrials (0.2%):
Bizlink Holding, Inc.	48,000	532
Chicony Power Technology Co. Ltd.	209,000	485
Eva Airways Corp.	367,000	402
		1,419
Information Technology (10.7%):
Alchip Technologies Ltd.	12,000	332
ASE Technology Holding Co. Ltd., ADR	565,373	3,256
ASE Technology Holding Co. Ltd.	678,000	1,887
Chipbond Technology Corp.	316,000	590
Compeq Manufacturing Co. Ltd.	324,000	556
E Ink Holdings, Inc.	156,000	1,213
Global Unichip Corp.	21,000	368
Gold Circuit Electronics Ltd.	1,212,000	3,297
Hon Hai Precision Industry Co. Ltd.	1,000,000	3,561
Hon Hai Precision Industry Co. Ltd., GDR	424,734	3,006
Hon Hai Precision Industry Co. Ltd. Registered Shares, GDR	38,468	271
King Yuan Electronics Co. Ltd.	347,000	423
Kinsus Interconnect Technology Corp.	112,000	445
Macronix International Co. Ltd.	330,000	354
MediaTek, Inc.	232,000	5,021
Quanta Computer, Inc.	616,000	1,597
Radiant Opto-Electronics Corp.	143,000	470
Sercomm Corp.	155,000	491
Silicon Motion Technology Corp., ADR	70,375	5,427
Simplo Technology Co. Ltd.	48,000	453
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	37,821	3,152
Taiwan Semiconductor Manufacturing Co. Ltd.	1,824,000	29,865
Tong Hsing Electronic Industries Ltd.	66,000	458
Unimicron Technology Corp.	271,000	1,328
Zhen Ding Technology Holding Ltd.	158,000	586
		68,407
Materials (0.4%):
China General Plastics Corp.	365,550	282
Formosa Plastics Corp.	750,000	2,237
		2,519
		81,559

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Thailand (1.9%):

Consumer Discretionary (0.0%):(b)
Sri Trang Agro-Industry PCL	387,000	$240

Energy (0.5%):
PTT PCL	2,956,400	3,038

Health Care (0.4%):
Chularat Hospital PCL	5,089,300	511
Mega Lifesciences PCL	1,630,000	2,198
		2,709
Materials (0.6%):
Indorama Ventures PCL	2,021,300	2,394
The Siam Cement PCL (f)	123,700	1,194
		3,588
Real Estate (0.3%):
AP Thailand PCL	5,959,000	1,631
Origin Property PCL	1,730,200	488
		2,119
Utilities (0.1%):
Gunkul Engineering PCL	2,791,300	381
		12,075
Turkey (0.2%):

Consumer Staples (0.1%):
Coca-Cola Icecek A/S	85,593	751

Industrials (0.0%):(b)
Tekfen Holding A/S (d)	204,659	335

Utilities (0.1%):
Enerjisa Enerji A/S (c)	436,325	410
		1,496
United Arab Emirates (0.2%):

Industrials (0.1%):
Air Arabia PJSC	925,431	558

Real Estate (0.1%):
Emaar Development PJSC (a)	485,246	634
		1,192
United Kingdom (1.3%):

Consumer Staples (0.4%):
Unilever PLC	60,313	2,746

Materials (0.9%):
Anglo American PLC	119,400	3,836
Mondi PLC	116,103	1,971
		5,807
		8,553
Total Common Stocks (Cost $610,796)		624,068

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI Emerging Markets Small-Cap ETF	15,380	767
Total Exchange-Traded Funds (Cost $751)		767

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Emerging Markets Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.2%)^
United States (0.2%):
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (i)	1,402,886	$1,403
Total Collateral for Securities Loaned (Cost $1,403)		1,403
Total Investments (Cost $612,950) — 98.1%		626,238
Other assets in excess of liabilities — 1.9%		12,110
NET ASSETS - 100.00%		$638,348

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $21,139 thousands and amounted to 3.3% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Security was fair valued using significant unobservable inputs as of August 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2022, illiquid securities were 0.2% of the Fund's net assets.
(g)	Rounds to less than $1 thousand.
(h)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(i)	Rate disclosed is the daily yield on August 31, 2022.
(j)	The following table details the acquisition date and cost of the Fund’s restricted securities at August 31, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Gazprom PJSC	7/28/2021	$4,261
Rosneft Oil Co. PJSC, GDR	3/6/2020	2,920
Sberbank of Russia PJSC, ADR	11/11/2020	4,362
Sberbank of Russia PJSC	3/2/2015	800

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Precious Metals and Minerals Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Australia (11.9%):

Materials (11.9%):
De Grey Mining, Ltd. (a)	1,771,859	$1,188
Evolution Mining Ltd.	4,391,696	7,180
Gold Road Resources Ltd.	1,493,113	1,302
Newcrest Mining Ltd.	1,259,625	15,278
Newcrest Mining Ltd. (a)	187,467	2,239
Northern Star Resources Ltd.	1,570,255	8,465
Perseus Mining Ltd.	4,308,434	4,560
Ramelius Resources Ltd.	4,425,457	2,452
Regis Resources Ltd.	2,128,654	2,279
Silver Lake Resources Ltd. (a)	4,268,850	3,899
West African Resources, Ltd. (a)	1,930,796	1,671
		50,513
Canada (55.6%):

Materials (55.6%):
Aginco Eagle Mines Ltd.	915,857	37,772
Alamos Gold, Inc.	1,064,184	7,674
B2Gold Corp.	5,999,753	18,412
Barrick Gold Corp.	2,880,649	42,778
Centerra Gold, Inc.	1,499,019	6,792
Dundee Precious Metals, Inc.	1,505,141	6,854
Eldorado Gold Corp. (a)	179,157	989
Equinox Gold Corp. (a)	68,782	241
Franco-Nevada Corp.	271,530	32,649
Great Basin Gold Ltd. (a)(b)(c)	6,500,000	—	(d)
IAMGOLD Corp. (a)(e)	1,265,194	1,506
IAMGOLD Corp. (a)	411,532	492
K92 Mining, Inc. (a)	483,061	2,490
Karora Resources, Inc. (a)	419,439	914
Kinross Gold Corp.	1,108,016	3,634
Lundin Gold, Inc.	78,200	522
Nautilus Minerals, Inc. (a)(b)(c)	5,757,622	—	(d)
New Gold, Inc. (a)(e)	1,183,000	766
Northern Star Mining Corp. (a)(b)(c)	375,000	—
OceanaGold Corp. (a)	2,084,516	3,079
Osisko Gold Royalties Ltd.	303,400	2,937
Sandstorm Gold Ltd. (e)	658,794	3,748
SSR Mining, Inc.	914,627	12,338
Torex Gold Resources, Inc. (a)	946,862	7,030
Victoria Gold Corp. (a)	112,390	666
Wesdome Gold Mines Ltd. (a)	722,933	4,228
Wheaton Precious Metals Corp.	674,637	20,596
Yamana Gold, Inc.	745,819	3,294
Yamana Gold, Inc.	3,023,400	13,333
		235,734
China (3.3%):

Materials (3.3%):
Shandong Gold Mining Co. Ltd. Class H (f)	1,330,950	2,266
Zhaojin Mining Industry Co. Ltd. Class H (a)(e)	2,609,000	2,220
Zijin Mining Group Co. Ltd. Class H	8,206,000	9,347
		13,833
Indonesia (0.9%):

Materials (0.9%):
Aneka Tambang Tbk	27,567,500	3,697

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Precious Metals and Minerals Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Jersey (0.9%):

Materials (0.9%):
Centamin PLC	3,752,010	$3,972

Peru (0.1%):

Materials (0.1%):
Cia de Minas Buenaventura SAA, ADR (e)	68,157	363

Russian Federation (0.5%):

Materials (0.5%):
Polymetal International PLC (c)(g)(i)	757,840	1,857
Polyus PJSC (b)(c)	62,088	83
		1,940
South Africa (6.7%):

Materials (6.7%):
AngloGold Ashanti Ltd. (e)	786,708	10,551
Gold Fields Ltd., ADR (e)	1,724,650	13,953
Great Basin Gold Ltd. (a)(b)(c)	8,566,400	—	(d)
Harmony Gold Mining Co. Ltd.	1,463,504	3,689
		28,193
Turkey (0.6%):

Materials (0.6%):
Koza Altin Isletmeleri A/S (e)	298,319	2,598

United Kingdom (2.6%):

Materials (2.6%):
Endeavour Mining PLC (e)	570,692	11,108

United States (16.8%):

Materials (16.8%):
Coeur Mining, Inc. (a)	370,107	1,021
Newmont Corp.	1,385,967	57,324
Royal Gold, Inc.	141,793	13,031
		71,376
Total Common Stocks (Cost $437,057)		423,327

Collateral for Securities Loaned (7.5%)^
United States (7.5%):
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (h)	31,750,255	31,750
Total Collateral for Securities Loaned (Cost $31,750)		31,750
Total Investments (Cost $468,807) — 107.4%		455,077
Liabilities in excess of other assets — (7.4)%		(31,228)
NET ASSETS - 100.00%		$423,849

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Security was fair valued using significant unobservable inputs as of August 31, 2022.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2022, illiquid securities were less than 0.5% of the Fund's net assets.

(d)	Rounds to less than $1 thousand.
(e)	All or a portion of this security is on loan.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $2,266 thousands and amounted to 0.5% of net assets.
(g)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(h)	Rate disclosed is the daily yield on August 31, 2022.
(i)	The following table details the acquisition date and cost of the Fund’s restricted securities at August 31, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Polymetal International PLC	7/11/2019	$9,758

ADR—American Depositary Receipt
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Argentina (0.0%):(a)

Energy (0.0%):
YPF SA, ADR (b)	97,067	$533

Australia (5.7%):

Consumer Discretionary (1.1%):
ARB Corp. Ltd.	106,337	2,176
Aristocrat Leisure Ltd.	620,268	14,968
Lovisa Holdings Ltd.	226,325	3,530
PWR Holdings Ltd.	692,447	4,463
		25,137
Energy (0.2%):
Santos Ltd.	393,889	2,102
Woodside Energy Group Ltd. (b)	107,575	2,499
		4,601
Financials (0.9%):
Macquarie Group Ltd.	145,224	17,373
National Australia Bank Ltd.	222,371	4,610
		21,983
Health Care (1.1%):
CSL Ltd.	117,890	23,575
Nanosonics Ltd. (b)	435,857	1,216
Sonic Healthcare Ltd.	79,210	1,831
		26,622
Industrials (0.4%):
Austal Ltd.	1,436,152	2,511
IPH Ltd.	420,261	2,724
Johns Lyng Group Ltd.	921,250	4,433
		9,668
Information Technology (0.1%):
Appen Ltd.	805,839	2,019

Materials (1.2%):
BHP Group Ltd.	884,317	24,119
Imdex Ltd.	1,419,819	1,927
Ramelius Resources Ltd.	2,721,529	1,482
Rio Tinto Ltd.	23,826	1,513
		29,041
Real Estate (0.7%):
Goodman Group	126,966	1,688
Scentre Group	7,124,553	14,155
Stockland	730,180	1,796
		17,639
		136,710
Austria (0.2%):

Financials (0.1%):
Erste Group Bank AG	109,513	2,462

Industrials (0.1%):
ANDRITZ AG	46,166	2,126

Information Technology (0.0%):(a)
ams-OSRAM AG (b)	170,526	1,248
		5,836

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Belgium (0.5%):

Financials (0.1%):
Ageas SA	70,420	$2,857

Information Technology (0.4%):
Melexis NV	115,590	8,715
		11,572
Brazil (0.7%):

Communication Services (0.1%):
Telefonica Brasil SA	267,401	2,115

Consumer Staples (0.0%):(a)
Atacadao SA	263,519	1,001

Energy (0.2%):
Petro Rio SA (b)	635,900	3,338
Ultrapar Participacoes SA	632,779	1,646
		4,984
Financials (0.1%):
Banco do Brasil SA	381,300	3,056

Materials (0.1%):
Gerdau SA Preference Shares	447,700	2,007

Utilities (0.2%):
Cia de Saneamento Basico do Estado de Sao Paulo	301,517	2,849
Cia Energetica de Minas Gerais Preference Shares	856,190	1,991
		4,840
		18,003
Canada (2.2%):

Consumer Discretionary (0.1%):
BRP, Inc.	28,288	1,962

Energy (0.6%):
ARC Resources Ltd.	133,876	1,848
Cameco Corp.	80,509	2,347
Headwater Exploration, Inc. (b)	327,650	1,494
Parex Resources, Inc.	125,645	2,010
Pason Systems, Inc.	174,758	1,850
Suncor Energy, Inc.	70,709	2,288
Trican Well Service Ltd. (b)	708,675	1,873
		13,710
Financials (0.6%):
Element Fleet Management Corp.	233,464	2,940
Fairfax Financial Holdings Ltd.	3,630	1,810
Intact Financial Corp.	24,821	3,596
National Bank of Canada	54,511	3,607
The Bank of Nova Scotia	58,011	3,208
		15,161
Industrials (0.2%):
Calian Group Ltd.	50,890	2,331
Finning International, Inc.	70,601	1,522
Savaria Corp.	174,865	1,852
		5,705
Information Technology (0.0%):(a)
Quarterhill, Inc. (c)	855,238	1,231

Materials (0.7%):
Barrick Gold Corp.	213,038	3,164
Karora Resources, Inc. (b)	648,651	1,413
Kinross Gold Corp.	425,393	1,395
Nutrien Ltd.	36,497	3,351
Teck Resources Ltd. Class B	72,986	2,472
Wesdome Gold Mines Ltd. (b)	288,239	1,686

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
West Fraser Timber Co. Ltd.	27,552	$2,465
		15,946
		53,715
Chile (0.1%):

Consumer Staples (0.1%):
Cencosud SA	1,020,576	1,427

China (1.9%):

Communication Services (0.7%):
Tencent Holdings Ltd.	403,900	16,694

Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. (b)	285,740	3,409
BYD Co. Ltd. Class H	75,500	2,327
Dongfeng Motor Group Co. Ltd. Class H	4,008,093	2,541
Guangzhou Automobile Group Co. Ltd. Class H	2,284,000	1,964
JD.com, Inc. Class A	66,004	2,089
Yadea Group Holdings Ltd. (d)	866,000	1,652
		13,982
Financials (0.3%):
Agricultural Bank of China Ltd. Class H	4,165,000	1,361
Bank of China Ltd. Class H	5,879,000	2,052
China Construction Bank Corp. Class H	3,406,000	2,106
PICC Property & Casualty Co. Ltd. Class H	1,424,000	1,540
		7,059
Health Care (0.0%):(a)
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	425,000	1,367

Industrials (0.2%):
China Railway Group Ltd. Class H	4,233,000	2,423
COSCO SHIPPING Holdings Co. Ltd. Class H	1,367,700	2,042
		4,465
Materials (0.1%):
Anhui Conch Cement Co. Ltd. Class H	653,000	2,489
		46,056
Denmark (2.6%):

Consumer Discretionary (0.4%):
Pandora A/S	125,552	7,544
TCM Group A/S	68,876	836
		8,380
Consumer Staples (0.4%):
Royal Unibrew A/S	133,126	9,975

Health Care (1.5%):
Novo Nordisk A/S Class B	346,419	37,044

Industrials (0.3%):
AP Moller - Maersk A/S Class B	1,205	2,892
INVISIO AB	188,153	2,616
Per Aarsleff Holding A/S	44,295	1,274
		6,782
		62,181
Finland (0.5%):

Health Care (0.1%):
Revenio Group Oyj	64,563	2,920

Industrials (0.1%):
Wartsila Oyj Abp	282,172	2,327

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.3%):
Admicom Oyj	6,029	$351
Nokia Oyj	1,324,973	6,676
		7,027
		12,274
France (8.1%):

Communication Services (0.2%):
Orange SA	343,862	3,482
Publicis Groupe SA	44,833	2,189
		5,671
Consumer Discretionary (2.4%):
La Francaise des Jeux SAEM (d)	403,018	13,070
LVMH Moet Hennessy Louis Vuitton SE	66,632	42,989
Renault SA (b)	93,431	2,661
		58,720
Consumer Staples (0.3%):
Carrefour SA (c)	159,645	2,664
Pernod Ricard SA	18,183	3,336
		6,000
Energy (0.8%):
Gaztransport Et Technigaz SA	69,709	8,873
TotalEnergies SE (c)	214,849	10,876
		19,749
Financials (0.8%):
AXA SA	306,435	7,216
BNP Paribas SA	141,123	6,557
SCOR SE	94,519	1,564
Societe Generale SA	166,554	3,671
		19,008
Health Care (0.2%):
Equasens	20,988	1,626
Korian SA	1	—	(e)
Vetoquinol SA	20,263	2,353
		3,979
Industrials (1.3%):
Cie de Saint-Gobain	166,216	6,694
Dassault Aviation SA	13,921	1,911
Eiffage SA	17,407	1,531
Rexel SA	194,359	3,156
Safran SA	136,746	13,940
Teleperformance	4,966	1,414
Thermador Groupe	33,378	2,579
		31,225
Information Technology (1.1%):
Aubay	36,883	1,806
Capgemini SE	98,113	16,949
Edenred	35,224	1,782
Esker SA	11,966	1,551
Lectra	80,344	2,619
Wavestone	40,464	1,884
		26,591
Materials (0.7%):
Arkema SA	202,658	17,106

Real Estate (0.1%):
Klepierre SA	73,088	1,499

Utilities (0.2%):
Engie SA	451,099	5,357
		194,905

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Germany (5.9%):

Communication Services (0.2%):
Deutsche Telekom AG	239,819	$4,519

Consumer Discretionary (0.8%):
Ceconomy AG (c)	223,118	323
Continental AG	36,278	2,088
Mercedes-Benz Group AG	88,240	4,946
Volkswagen AG Preference Shares	85,408	12,147
		19,504
Consumer Staples (0.1%):
Henkel AG And Co. KGaA	45,073	2,908

Energy (0.2%):
CropEnergies AG	180,221	2,952
VERBIO Vereinigte BioEnergie AG	31,325	2,010
		4,962
Financials (0.9%):
Allianz SE Registered Shares	111,814	18,898
Hannover Rueck SE	13,921	2,052
		20,950
Health Care (0.6%):
Bayer AG Registered Shares	54,767	2,896
Eckert & Ziegler Strahlen- und Medizintechnik AG	43,282	1,706
Fresenius SE & Co. KGaA	146,921	3,634
Merck KGaA	20,461	3,514
Nexus AG	78,803	3,949
		15,699
Industrials (1.4%):
2G Energy AG	119,672	2,846
Amadeus Fire AG	21,626	2,157
Cewe Stiftung & Co. KGaA	22,217	1,757
Daimler Truck Holding AG (b)	154,908	3,960
Deutsche Post AG Registered Shares	72,734	2,654
Dr Hoenle AG (c)	44,875	890
SFC Energy AG (b)	73,375	1,591
Siemens AG Registered Shares	183,406	18,575
		34,430
Information Technology (1.2%):
Basler AG (c)	81,828	2,019
Infineon Technologies AG	61,615	1,507
PVA TePla AG (b)	101,779	1,709
SAP SE	240,622	20,491
Secunet Security Networks AG	10,116	2,201
		27,927
Materials (0.2%):
HeidelbergCement AG	85,784	3,873

Utilities (0.3%):
RWE AG	198,223	7,567
		142,339
Hong Kong (2.3%):

Consumer Discretionary (0.1%):
Chow Tai Fook Jewellery Group Ltd.	1,141,600	2,298

Consumer Staples (0.1%):
WH Group Ltd. (d)	3,823,456	2,605

Financials (0.7%):
AIA Group Ltd.	1,868,600	17,979

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
CK Hutchison Holdings Ltd.	230,500	$1,488

Information Technology (0.1%):
Lenovo Group Ltd.	4,204,000	3,463

Real Estate (1.1%):
CK Asset Holdings Ltd.	3,882,573	26,207

Utilities (0.1%):
Kunlun Energy Co. Ltd.	1,988,000	1,731
		55,771
India (0.9%):

Consumer Discretionary (0.1%):
Mahindra & Mahindra Ltd.	98,779	1,603

Consumer Staples (0.0%):(a)
Varun Beverages Ltd.	119,727	1,544

Energy (0.2%):
Oil & Natural Gas Corp. Ltd.	687,271	1,190
Reliance Industries Ltd.	113,096	3,705
		4,895
Financials (0.3%):
Canara Bank	1,642,979	4,900
ICICI Bank Ltd.	146,086	1,602
		6,502
Information Technology (0.1%):
Mindtree Ltd.	35,394	1,440
Tata Consultancy Services Ltd.	35,670	1,423
		2,863
Materials (0.1%):
UPL Ltd.	271,749	2,603

Utilities (0.1%):
Power Grid Corp. of India Ltd.	837,757	2,399
		22,409
Indonesia (0.2%):

Communication Services (0.1%):
PT Sarana Menara Nusantara Tbk	26,181,400	2,189

Financials (0.1%):
PT Bank Mandiri Persero Tbk	5,477,475	3,260
		5,449
Ireland (0.3%):

Financials (0.2%):
AIB Group PLC	812,833	1,844
Bank of Ireland Group PLC	530,115	3,266
		5,110
Health Care (0.1%):
ICON PLC (b)	8,528	1,789

Industrials (0.0%):(a)
DCC PLC	27,373	1,575
		8,474
Israel (0.3%):

Consumer Discretionary (0.1%):
Maytronics Ltd. (c)	134,933	1,940

Financials (0.1%):
Bank Leumi Le	179,842	1,903

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Allot Ltd. (b)(c)	135,248	$604
Nice Ltd. (b)	10,229	2,187
		2,791
		6,634
Italy (2.2%):

Consumer Staples (0.0%):(a)
Pharmanutra SpA	6,625	449

Energy (0.3%):
Eni SpA	505,735	5,973

Financials (0.4%):
Assicurazioni Generali SpA	207,874	3,048
BPER Banca	986,828	1,484
UniCredit SpA	520,642	5,094
		9,626
Health Care (0.2%):
El.En. SpA	333,870	4,521

Industrials (0.1%):
Leonardo SpA	202,216	1,655
Salcef Group SpA	37,873	664
		2,319
Information Technology (0.3%):
Be Shaping The Future SpA	691,693	2,357
Nexi SpA (b)(c)(d)	144,956	1,189
Sesa SpA	30,841	3,769
		7,315
Utilities (0.9%):
Enel SpA	1,828,594	8,591
Iren SpA	615,533	928
Snam SpA	2,773,265	13,179
		22,698
		52,901
Japan (23.0%):

Communication Services (1.7%):
Capcom Co. Ltd.	532,100	14,525
DeNA Co. Ltd.	111,066	1,520
Fuji Media Holdings, Inc.	71,658	567
Intage Holdings, Inc.	196,700	2,259
Kakaku.com, Inc.	613,300	11,291
Konami Holdings Corp.	26,600	1,350
MarkLines Co. Ltd.	133,200	2,141
Nippon Telegraph & Telephone Corp.	111,600	3,025
Nippon Television Holdings, Inc.	137,205	1,166
ValueCommerce Co. Ltd.	100,500	1,836
		39,680
Consumer Discretionary (3.9%):
Arcland Service Holdings Co. Ltd. (c)	120,000	1,786
Benesse Holdings, Inc.	9,152	144
Honda Motor Co. Ltd.	246,632	6,567
Isuzu Motors Ltd.	279,142	3,467
Nikon Corp.	177,090	2,022
Nissan Motor Co. Ltd.	667,932	2,628
Open House Group Co. Ltd.	41,000	1,605
Shimamura Co. Ltd.	17,289	1,567
Shoei Co. Ltd.	100,400	3,979
Snow Peak, Inc. (c)	139,500	2,175
Sony Group Corp.	54,000	4,294

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Stanley Electric Co. Ltd.	120,891	$2,232
Subaru Corp.	188,701	3,430
Sumitomo Electric Industries Ltd.	299,513	3,431
Sumitomo Rubber Industries Ltd.	139,101	1,194
The Furukawa Battery Co. Ltd.	188,500	1,567
Toyota Motor Corp.	2,534,500	37,933
ZOZO, Inc.	567,700	12,549
		92,570
Consumer Staples (1.3%):
Ajinomoto Co., Inc.	89,100	2,463
Create SD Holdings Co. Ltd.	85,700	1,922
Earth Corp.	49,700	1,945
G-7 Holdings, Inc.	131,200	1,407
Kirin Holdings Co. Ltd.	176,277	2,902
Retail Partners Co. Ltd. (c)	24,000	185
Seven & i Holdings Co. Ltd.	51,800	2,058
Toyo Suisan Kaisha Ltd.	370,600	15,203
Transaction Co. Ltd. (c)	274,300	2,094
Tsuruha Holdings, Inc.	32,601	1,810
		31,989
Energy (0.1%):
Inpex Corp.	270,633	3,111

Financials (3.2%):
Dai-ichi Life Holdings, Inc.	213,274	3,685
Mitsubishi UFJ Financial Group, Inc.	4,559,150	23,637
Mizuho Financial Group, Inc.	193,450	2,215
MS&AD Insurance Group Holdings, Inc.	134,839	4,024
Nomura Holdings, Inc.	320,806	1,162
ORIX Corp.	206,400	3,393
Resona Holdings, Inc.	1,193,452	4,394
Sumitomo Mitsui Financial Group, Inc.	182,400	5,502
Sumitomo Mitsui Trust Holdings, Inc.	131,145	4,079
T&D Holdings, Inc.	438,165	4,786
Tokio Marine Holdings, Inc.	349,200	19,355
		76,232
Health Care (2.3%):
Alfresa Holdings Corp.	116,349	1,392
BML, Inc.	55,200	1,413
Carenet, Inc.	283,900	2,431
Eisai Co. Ltd.	23,017	939
EM Systems Co. Ltd.	66,000	483
Hoya Corp.	217,200	22,152
Japan Lifeline Co. Ltd.	180,000	1,307
Japan Medical Dynamic Marketing, Inc.	111,800	1,093
Olympus Corp.	98,900	2,106
Ono Pharmaceutical Co. Ltd.	233,684	5,579
Shionogi & Co. Ltd.	259,982	12,695
Takeda Pharmaceutical Co. Ltd.	120,873	3,341
		54,931
Industrials (6.1%):
AGC, Inc.	53,000	1,799
Altech Corp.	120,500	1,615
BeNext-Yumeshin Group Co.	156,618	1,846
Creek & River Co. Ltd.	67,700	1,172
CTI Engineering Co. Ltd.	97,100	1,817
Dai-Dan Co. Ltd.	97,800	1,562
Denyo Co. Ltd.	149,100	1,748
Fuji Corp.	108,100	1,573
Fuji Electric Co. Ltd.	489,600	21,154
gremz, Inc.	151,400	1,977

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Hino Motors Ltd.	415,793	$1,897
Hitachi Ltd.	61,900	3,093
Hokuetsu Industries Co. Ltd. (c)	56,800	393
ITOCHU Corp.	131,400	3,617
JAC Recruitment Co. Ltd.	120,200	1,701
Japan Airlines Co. Ltd. Class C (b)	173,601	3,176
Japan Elevator Service Holdings Co. Ltd.	176,400	2,352
JGC Holdings Corp.	204,322	2,753
Kamigumi Co. Ltd.	35,477	694
Komatsu Ltd.	91,600	1,916
Makita Corp.	115,138	2,708
Management Solutions Co. Ltd. (b)	112,900	2,255
METAWATER Co. Ltd.	102,100	1,502
MIRAIT ONE Corp.	140,300	1,577
Mitsubishi Heavy Industries Ltd.	410,504	15,827
Mitsui & Co. Ltd.	112,800	2,648
Nichireki Co. Ltd.	218,000	2,131
NIPPON EXPRESS HOLDINGS, INC.	35,700	1,965
Nippon Yusen KK (c)	170,000	12,968
NS Tool Co. Ltd.	74,900	602
OKUMA Corp.	142,600	5,390
Organo Corp.	55,500	3,692
Sanwa Holdings Corp.	1,436,400	14,215
Shinwa Co. Ltd.	122,800	1,955
SHO-BOND Holdings Co. Ltd.	52,900	2,283
Sinko Industries Ltd.	125,400	1,451
S-Pool, Inc.	477,100	3,680
Sumitomo Heavy Industries Ltd.	90,632	1,903
THK Co. Ltd.	120,205	2,440
Tocalo Co. Ltd.	222,000	2,046
Tsurumi Manufacturing Co. Ltd.	9,700	150
Weathernews, Inc.	39,700	2,283
Yamato Holdings Co. Ltd.	221,570	3,454
		146,980
Information Technology (3.1%):
Alps Alpine Co. Ltd.	146,921	1,314
Canon, Inc.	66,400	1,590
Comture Corp.	113,400	1,975
Cresco Ltd.	110,100	1,454
Cybozu, Inc.	253,200	2,443
Digital Arts, Inc.	41,600	1,934
Double Standard, Inc.	81,000	1,396
Fujitsu Ltd.	148,600	17,488
Fukui Computer Holdings, Inc.	130,400	3,322
Future Corp.	241,200	2,935
Justsystems Corp.	89,868	2,257
Kanematsu Electronics Ltd.	56,700	1,730
m-up Holdings, Inc.	227,500	2,354
Oracle Corp.	182,800	10,891
Pole To Win Holdings, Inc.	177,500	1,291
SHIFT, Inc. (b)	16,000	2,293
Softcreate Holdings Corp.	106,400	2,913
TDK Corp.	50,400	1,762
TechMatrix Corp.	128,000	1,577
Tokyo Electron Ltd.	6,700	2,102
Ulvac, Inc.	272,700	10,575
		75,596
Materials (0.4%):
JCU Corp.	106,300	2,506
Maeda Kosen Co. Ltd.	84,400	1,960
Shin-Etsu Chemical Co. Ltd.	17,000	1,974

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Taiheiyo Cement Corp.	89,667	$1,343
Tosoh Corp.	152,600	1,973
		9,756
Real Estate (0.5%):
Mitsubishi Estate Co. Ltd.	263,038	3,543
Mitsui Fudosan Co. Ltd.	101,600	2,056
Sumitomo Realty & Development Co. Ltd.	292,400	7,152
		12,751
Utilities (0.4%):
Chubu Electric Power Co., Inc.	807,000	8,207
Osaka Gas Co. Ltd.	112,800	1,900
		10,107
		553,703
Korea, Republic Of (1.5%):

Communication Services (0.3%):
Cheil Worldwide, Inc.	88,588	1,445
JYP Entertainment Corp.	47,332	2,143
KT Corp.	148,409	4,113
		7,701
Consumer Discretionary (0.4%):
Coway Co. Ltd.	47,438	2,251
Hankook Tire & Technology Co. Ltd.	54,790	1,545
Hyundai Mobis Co. Ltd.	17,753	2,832
Kia Corp.	34,702	2,080
		8,708
Financials (0.4%):
Hana Financial Group, Inc.	55,916	1,630
KB Financial Group, Inc.	104,752	3,846
Shinhan Financial Group Co. Ltd.	157,122	4,257
		9,733
Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	99,425	1,729

Information Technology (0.3%):
LG Innotek Co. Ltd.	13,466	3,428
Samsung Electronics Co. Ltd.	49,971	2,214
Samsung SDI Co. Ltd.	3,381	1,495
		7,137
		35,008
Luxembourg (0.3%):

Communication Services (0.1%):
RTL Group SA	42,958	1,596
SES SA	203,985	1,432
		3,028
Energy (0.1%):
Tenaris SA	147,701	2,020

Materials (0.1%):
ArcelorMittal SA	78,377	1,860
		6,908
Malaysia (0.3%):

Consumer Staples (0.1%):
Kuala Lumpur Kepong Bhd	288,100	1,489

Financials (0.2%):
CIMB Group Holdings Bhd	1,685,550	2,016

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RHB Bank Bhd	2,457,800	$3,142
		5,158
		6,647
Mexico (0.2%):

Communication Services (0.1%):
America Movil SAB de CV Class L	1,707,362	1,455
America Movil SAB de CV, ADR	20,316	346
		1,801
Consumer Staples (0.1%):
Arca Continental SAB de CV	306,971	2,090
		3,891
Netherlands (3.9%):

Communication Services (0.9%):
Koninklijke KPN NV	6,446,169	20,510
VEON Ltd., ADR (b)	825,596	363
		20,873
Consumer Staples (0.2%):
Heineken NV	21,308	1,915
Koninklijke Ahold Delhaize NV	134,171	3,690
		5,605
Financials (0.9%):
ABN AMRO Bank NV (c)(d)	258,529	2,483
ING Groep NV	2,008,750	17,603
NN Group NV (c)	49,495	2,034
		22,120
Health Care (0.3%):
Koninklijke Philips NV	257,487	4,276
QIAGEN NV (b)	45,791	2,076
		6,352
Industrials (0.9%):
PostNL NV (c)	309,898	660
SIF Holding NV (c)	160,874	1,643
Signify NV (d)	37,260	1,059
Wolters Kluwer NV	186,885	18,274
		21,636
Information Technology (0.7%):
ASM International NV	48,842	13,277
STMicroelectronics NV	88,502	3,084
		16,361
		92,947
New Zealand (0.3%):

Consumer Staples (0.1%):
Scales Corp. Ltd.	441,317	1,274

Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	494,380	5,916

Information Technology (0.0%):(a)
Pushpay Holdings Ltd. (b)	1,107,170	862
		8,052
Norway (1.4%):

Consumer Staples (0.1%):
Mowi ASA	101,731	2,087

Energy (0.5%):
Aker BP ASA (c)	179,566	6,295

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Equinor ASA	49,897	$1,938
Magseis Fairfield ASA (b)	1,817,715	1,560
TGS ASA	138,285	2,106
Var Energi ASA	410,652	1,785
		13,684
Financials (0.5%):
SpareBank 1 SMN	1,040,734	12,680

Health Care (0.1%):
Medistim ASA	80,939	1,825

Information Technology (0.1%):
Bouvet ASA	339,486	2,031

Materials (0.1%):
Norsk Hydro ASA	85,242	586
Yara International ASA	47,564	2,013
		2,599
		34,906
Russian Federation (0.0%):(a)

Communication Services (0.0%):
Mobile TeleSystems PJSC, ADR (f)(g)	177,615	10

Consumer Staples (0.0%):
Magnit PJSC, GDR (f)(g)	94,274	—	(e)

Energy (0.0%):
Gazprom PJSC, ADR (b)(f)(g)(h)(j)	153,287	8
LUKOIL PJSC, ADR (f)(g)(h)(j)	34,917	4
		12
Financials (0.0%):
Sberbank of Russia PJSC, ADR (b)(f)(g)(h)(j)	126,456	1
Sberbank of Russia PJSC (b)(f)(g)(h)(j)	564,350	2
		3
		25
Saudi Arabia (0.2%):

Energy (0.1%):
Saudi Arabian Oil Co. (d)	147,006	1,465

Financials (0.1%):
Alinma Bank	291,127	2,934
		4,399
Singapore (0.6%):

Consumer Staples (0.2%):
Sheng Siong Group Ltd.	2,026,700	2,350
Wilmar International Ltd.	1,060,700	3,062
		5,412
Financials (0.2%):
DBS Group Holdings Ltd.	140,500	3,272
iFAST Corp. Ltd.	543,900	1,739
		5,011
Information Technology (0.1%):
AEM Holdings Ltd.	731,200	2,368

Utilities (0.1%):
Sembcorp Industries Ltd.	879,900	2,132
		14,923

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
South Africa (0.2%):

Communication Services (0.0%):(a)
MTN Group Ltd.	76,467	$554

Financials (0.1%):
Absa Group Ltd.	160,423	1,662
Old Mutual Ltd.	2,311,009	1,370
		3,032
Materials (0.1%):
Impala Platinum Holdings Ltd.	119,490	1,252
		4,838
Spain (1.4%):

Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA	3,743,905	16,797
Banco Santander SA	827,235	2,002
Bankinter SA	267,242	1,370
CaixaBank SA	1,149,652	3,471
		23,640
Health Care (0.1%):
Faes Farma SA	511,230	2,030
Laboratorios Farmaceuticos Rovi SA	28,364	1,392
		3,422
Information Technology (0.1%):
Global Dominion Access SA (d)	484,335	1,875

Utilities (0.2%):
Corp. ACCIONA Energias Renovables SA	65,393	2,715
Iberdrola SA	217,901	2,268
		4,983
		33,920
Sweden (2.7%):

Consumer Discretionary (0.1%):
Evolution AB (d)	19,166	1,534
Lyko Group AB (b)(c)	55,974	919
		2,453
Health Care (0.5%):
BioGaia AB B Shares	227,115	1,834
Biotage AB	194,116	3,267
Cellavision AB	57,570	1,807
Sectra AB Class B (b)	147,792	2,202
SwedenCare AB	257,221	1,508
Xvivo Perfusion AB (b)	109,195	1,903
		12,521
Industrials (2.0%):
Atlas Copco AB Class B (b)	2,150,189	19,590
BTS Group AB B Shares	95,190	2,798
CTT Systems AB	50,526	963
Eolus Vind AB Class B (c)	139,230	1,801
GARO AB	205,986	2,241
Hexatronic Group AB	370,539	3,611
Nibe Industrier AB Class B	1,138,216	10,665
SKF AB B Shares	200,571	3,009
Volvo AB Class B	117,062	1,855
		46,533
Materials (0.1%):
Boliden AB	72,123	2,311
		63,818

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Switzerland (10.4%):

Consumer Discretionary (0.2%):
Cie Financiere Richemont SA Registered Shares	20,531	$2,297
The Swatch Group AG	11,797	2,861
		5,158
Consumer Staples (3.0%):
Coca-Cola HBC AG	582,810	13,297
Nestle SA Registered Shares	494,840	57,920
		71,217
Financials (1.6%):
Julius Baer Group Ltd.	44,787	2,165
Partners Group Holding AG	7,193	6,944
Swiss Life Holding AG	6,643	3,473
UBS Group AG	1,686,519	26,731
		39,313
Health Care (4.0%):
Coltene Holding AG Registered Shares	26,804	2,293
Novartis AG Registered Shares	532,370	43,071
Roche Holding AG	158,064	50,945
		96,309
Industrials (0.6%):
Adecco Group AG	257,928	8,178
Kardex Holding AG Registered Shares	21,372	3,748
Schweiter Technologies AG Class BR	1,498	1,572
Zehnder Group AG Registered Shares	26,839	1,586
		15,084
Information Technology (0.4%):
Landis+Gyr Group AG	43,425	2,541
u-blox Holding AG	44,360	6,149
		8,690
Materials (0.6%):
Glencore PLC	507,956	2,777
Gurit Holding AG (c)	23,810	2,493
Holcim AG	140,185	6,215
Vetropack Holding AG	50,122	1,757
		13,242
		249,013
Taiwan (1.1%):

Financials (0.2%):
Chailease Holding Co. Ltd.	260,588	1,674
Fubon Financial Holding Co. Ltd.	1,051,159	1,971
		3,645
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd.	474,000	2,684

Information Technology (0.8%):
Catcher Technology Co. Ltd.	478,828	2,903
Delta Electronics, Inc.	225,000	1,927
Hon Hai Precision Industry Co. Ltd.	1,278,545	4,553
MediaTek, Inc.	78,000	1,688
Taiwan Semiconductor Manufacturing Co. Ltd.	501,000	8,203
		19,274
		25,603
Thailand (0.3%):

Financials (0.2%):
Kasikornbank PCL	932,772	3,918

Health Care (0.1%):
Chularat Hospital PCL	21,673,300	2,175
		6,093

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Turkey (0.1%):

Communication Services (0.1%):
Turk Telekomunikasyon A/S (c)	1,933,595	$1,109
Turkcell Iletisim Hizmetleri A/S	1,071,621	1,267
		2,376
United Arab Emirates (0.1%):

Real Estate (0.1%):
Emaar Development PJSC (b)	1,703,346	2,224

United Kingdom (14.4%):

Communication Services (0.5%):
4imprint Group PLC	60,328	2,663
BT Group PLC	1,673,061	2,926
Frontier Developments PLC (b)(c)	9,237	157
Team17 Group PLC (b)	231,250	1,069
WPP PLC	592,776	5,105
		11,920
Consumer Discretionary (0.9%):
AB Dynamics PLC (c)	124,343	1,819
Barratt Developments PLC	231,457	1,146
Focusrite PLC (c)	262,754	2,531
JD Sports Fashion PLC	1,552,250	2,030
Kingfisher PLC	532,288	1,430
Next PLC	142,264	9,579
Stellantis NV	339,229	4,518
		23,053
Consumer Staples (2.2%):
Diageo PLC	580,848	25,231
Imperial Brands PLC	880,285	19,356
J Sainsbury PLC	917,081	2,164
Marks & Spencer Group PLC (b)	316,817	447
Reckitt Benckiser Group PLC	26,036	2,009
Tesco PLC	944,280	2,727
		51,934
Energy (3.2%):
BP PLC	5,956,233	30,431
Harbour Energy PLC	381,979	2,107
Shell PLC	1,641,562	43,441
		75,979
Financials (2.8%):
3i Group PLC	228,664	3,218
Barclays PLC	8,719,277	16,622
CMC Markets PLC (d)	363,647	970
HSBC Holdings PLC	3,903,778	23,913
Intermediate Capital Group PLC	294,948	4,662
Legal & General Group PLC	3,191,109	9,345
Standard Chartered PLC	1,264,223	8,755
		67,485
Health Care (0.6%):
Advanced Medical Solutions Group PLC	434,508	1,519
AstraZeneca PLC	21,701	2,684
AstraZeneca PLC	18,618	2,302
CVS Group PLC	229,261	4,830
Ergomed PLC (b)	192,616	2,495
Verici Dx PLC (b)	39,782	9
		13,839

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (1.7%):
Ashtead Group PLC	334,223	$16,417
Avon Protection PLC	40,997	383
Babcock International Group PLC (b)	417,629	1,592
BAE Systems PLC	175,735	1,582
Concentric AB	121,948	2,261
easyJet PLC (b)	489,482	2,033
Ferguson PLC	18,694	2,165
Judges Scientific PLC	58,355	5,144
Renew Holdings PLC	343,697	2,563
Robert Walters PLC	328,150	1,968
RS GROUP PLC	149,165	1,876
SThree PLC	680,692	2,778
Volex PLC	498,409	1,547
		42,309
Information Technology (0.3%):
Aptitude Software Group PLC	350,141	1,666
GB Group PLC	229,590	1,188
Kainos Group PLC	262,239	4,137
		6,991
Materials (1.8%):
Anglo American PLC	187,009	6,009
Croda International PLC	171,972	13,402
Endeavour Mining PLC (c)	81,132	1,579
Rio Tinto PLC	367,080	20,263
Treatt PLC	326,954	1,966
		43,219
Real Estate (0.3%):
Land Securities Group PLC	241,414	1,820
Safestore Holdings PLC	152,068	1,946
The British Land Co. PLC	351,476	1,753
Watkin Jones PLC	592,864	1,303
		6,822
Utilities (0.1%):
Centrica PLC (b)	733,267	643
Drax Group PLC	249,632	1,841
		2,484
		346,035
Total Common Stocks (Cost $2,307,729)		2,332,518

Exchange-Traded Funds (1.1%)
United States (1.1%):

iShares Core MSCI EAFE ETF	121,444	7,079
iShares Core MSCI Emerging Markets ETF	51,492	2,495
iShares MSCI EAFE Small-Cap ETF	310,318	16,999
		26,573
Total Exchange-Traded Funds (Cost $27,348)		26,573

Collateral for Securities Loaned (1.6%)^
United States (1.6%):
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (i)	38,454,318	38,454
Total Collateral for Securities Loaned (Cost $38,454)		38,454
Total Investments (Cost $2,373,531) — 99.7%		2,397,545
Other assets in excess of liabilities — 0.3%		7,440
NET ASSETS - 100.00%		$2,404,985

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA International Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $27,908 thousands and amounted to 1.2% of net assets.
(e)	Rounds to less than $1 thousand.
(f)	Security was fair valued using significant unobservable inputs as of August 31, 2022.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At August 31, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(h)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(i)	Rate disclosed is the daily yield on August 31, 2022.
(j)	The following table details the acquisition date and cost of the Fund’s restricted securities at August 31, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Gazprom PJSC, ADR	1/21/2016	$486
LUKOIL PJSC, ADR	12/29/2015	2,087
Sberbank of Russia PJSC, ADR	1/15/2016	556
Sberbank of Russia PJSC	7/15/2019	2,134

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Australia (2.0%):

Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd.	199,906	$4,824
Lovisa Holdings Ltd.	39,845	622
PWR Holdings Ltd.	69,861	450
		5,896
Energy (0.1%):
Santos Ltd.	78,377	418
Woodside Energy Group Ltd. (a)	18,790	437
		855
Financials (0.6%):
Macquarie Group Ltd.	56,091	6,710
National Australia Bank Ltd.	50,694	1,051
		7,761
Health Care (0.6%):
CSL Ltd.	31,555	6,310
Nanosonics Ltd. (a)	86,965	242
Sonic Healthcare Ltd.	16,507	382
		6,934
Industrials (0.1%):
Austal Ltd.	248,175	434
IPH Ltd.	41,079	266
Johns Lyng Group Ltd.	97,070	467
		1,167
Information Technology (0.0%):(b)
Appen Ltd.	34,614	87

Materials (0.1%):
Imdex Ltd.	177,379	241
Ramelius Resources Ltd.	412,835	225
Rio Tinto Ltd.	6,349	403
		869
Real Estate (0.0%):(b)
Goodman Group	27,141	361
Stockland	135,532	333
		694
		24,263
Austria (0.0%):(b)

Industrials (0.0%):
ANDRITZ AG	9,223	425

Belgium (0.3%):

Information Technology (0.3%):
Melexis NV	44,921	3,387

Bermuda (0.5%):

Industrials (0.5%):
Triton International Ltd.	101,709	6,061

Brazil (0.6%):

Consumer Discretionary (0.1%):
Grupo SBF SA	73,978	311
Lojas Renner SA	92,000	468
Vibra Energia SA	112,676	398
		1,177

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
Sao Martinho SA	46,600	$285
Sendas Distribuidora SA	129,990	460
SLC Agricola SA	37,660	352
		1,097
Energy (0.1%):
Petroleo Brasileiro SA, ADR	89,665	1,281

Financials (0.1%):
Itau Unibanco Holding SA, ADR	181,406	896

Health Care (0.1%):
Hypera SA	72,300	599

Industrials (0.0%):(b)
Randon SA Implementos e Participacoes Preference Shares	135,700	248
SIMPAR SA	122,500	252
		500
Materials (0.1%):
Dexco SA	135,642	257
Gerdau SA Preference Shares	87,000	390
		647
Real Estate (0.0%):(b)
Multiplan Empreendimentos Imobiliarios SA	93,300	432
		6,629
Canada (3.8%):

Consumer Discretionary (0.2%):
Lululemon Athletica, Inc. (a)	7,379	2,213

Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc.	181,310	7,793

Energy (0.4%):
Parex Resources, Inc. (c)	302,163	4,834
Pason Systems, Inc.	15,950	169
Trican Well Service Ltd. (a)	70,976	188
		5,191
Financials (0.4%):
Fairfax Financial Holdings Ltd.	9,800	4,886

Industrials (0.7%):
Canadian Pacific Railway Ltd.	105,652	7,910
Savaria Corp.	19,253	204
		8,114
Information Technology (0.9%):
Constellation Software, Inc.	7,372	11,099

Materials (0.5%):
Aginco Eagle Mines Ltd.	123,359	5,088
Karora Resources, Inc. (a)	63,952	139
Wesdome Gold Mines Ltd. (a)	60,276	352
		5,579
		44,875
China (3.5%):

Communication Services (1.2%):
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	155,800	457
Baidu, Inc. Class A (a)	46,152	824
NetEase, Inc.	34,070	608
Tencent Holdings Ltd.	307,000	12,689
		14,578

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. (a)	195,676	$2,335
BYD Co. Ltd. Class H	22,000	678
China Meidong Auto Holdings Ltd.	—	—
JD.com, Inc. Class A	43,764	1,385
Meituan Class B (a)(d)	48,400	1,163
Yadea Group Holdings Ltd. (d)	258,000	492
		6,053
Consumer Staples (0.6%):
Chacha Food Co. Ltd. Class A	73,700	505
Chenguang Biotech Group Co. Ltd. Class A	212,300	483
Foshan Haitian Flavouring & Food Co. Ltd. Class A	400,857	4,674
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	96,300	498
Tongwei Co. Ltd. Class A	43,500	333
		6,493
Energy (0.1%):
PetroChina Co. Ltd. Class H	2,188,000	1,017

Financials (0.6%):
CITIC Securities Co. Ltd. Class A	120,400	339
Industrial & Commercial Bank of China Ltd. Class H	10,459,370	5,314
PICC Property & Casualty Co. Ltd. Class H	860,000	930
Postal Savings Bank of China Co. Ltd. Class H (d)	827,000	494
		7,077
Health Care (0.1%):
Hygeia Healthcare Holdings Co. Ltd. (a)(d)	69,400	374
Pharmaron Beijing Co. Ltd. Class H (d)	47,300	313
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	11,700	505
		1,192
Industrials (0.1%):
China Railway Group Ltd. Class H	1,267,000	725
Xinte Energy Co. Ltd. Class H	218,000	569
		1,294
Information Technology (0.1%):
Glodon Co. Ltd. Class A	57,900	411
Luxshare Precision Industry Co. Ltd. Class A	112,900	611
WUS Printed Circuit Kunshan Co. Ltd. Class A	181,730	314
		1,336
Materials (0.1%):
China Hongqiao Group Ltd.	578,000	561
Shandong Nanshan Aluminum Co. Ltd. Class A	683,100	334
Wanhua Chemical Group Co. Ltd. Class A	44,100	565
		1,460
Utilities (0.1%):
China Longyuan Power Group Corp. Ltd. Class H	346,000	559
		41,059
Denmark (1.6%):

Consumer Discretionary (0.3%):
Pandora A/S	57,657	3,465

Consumer Staples (0.3%):
Royal Unibrew A/S	52,583	3,940

Health Care (0.9%):
Novo Nordisk A/S Class B	102,468	10,957

Industrials (0.1%):
AP Moller - Maersk A/S Class B	243	583
INVISIO AB	15,234	212
		795
		19,157

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Finland (0.1%):

Health Care (0.0%):(b)
Revenio Group Oyj	5,527	$250

Information Technology (0.1%):
Nokia Oyj	87,777	442
		692
France (2.4%):

Communication Services (0.0%):(b)
Publicis Groupe SA	8,707	425

Consumer Discretionary (0.4%):
La Francaise des Jeux SAEM (d)	112,507	3,649
LVMH Moet Hennessy Louis Vuitton SE	2,299	1,483
		5,132
Consumer Staples (0.1%):
Pernod Ricard SA	3,581	657

Energy (0.6%):
Gaztransport Et Technigaz SA	53,956	6,868

Financials (0.1%):
AXA SA	23,376	550
BNP Paribas SA	10,286	478
		1,028
Health Care (0.1%):
Equasens	2,628	204
Vetoquinol SA	2,414	280
		484
Industrials (0.5%):
Cie de Saint-Gobain	10,710	431
Eiffage SA	3,567	314
Rexel SA	17,855	290
Safran SA	41,684	4,249
Teleperformance	1,146	326
Thermador Groupe	4,487	347
		5,957
Information Technology (0.1%):
Capgemini SE	3,421	591
Edenred	7,011	354
Esker SA	1,123	146
Lectra	8,890	290
		1,381
Materials (0.5%):
Arkema SA	71,099	6,002

Real Estate (0.0%):(b)
Klepierre SA	12,633	259
		28,193
Germany (1.0%):

Communication Services (0.1%):
Deutsche Telekom AG	50,990	961

Consumer Discretionary (0.4%):
Mercedes-Benz Group AG	8,332	467
Volkswagen AG Preference Shares	31,638	4,499
		4,966
Energy (0.1%):
CropEnergies AG	14,189	233

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
VERBIO Vereinigte BioEnergie AG	6,844	$439
		672
Financials (0.0%):(b)
Hannover Rueck SE	2,619	386

Health Care (0.2%):
Bayer AG Registered Shares	10,669	564
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,222	166
Merck KGaA	4,225	726
Nexus AG	4,466	224
		1,680
Industrials (0.1%):
2G Energy AG	11,912	283
Amadeus Fire AG	1,977	197
Deutsche Post AG Registered Shares	14,371	525
SFC Energy AG (a)	6,098	132
		1,137
Information Technology (0.1%):
AIXTRON SE	13,296	312
Basler AG	7,419	183
Infineon Technologies AG	11,991	293
LPKF Laser & Electronics AG (a)(c)	10,544	91
PVA TePla AG (a)	12,535	210
SAP SE	2,852	243
Secunet Security Networks AG	973	212
		1,544
		11,346
Greece (0.1%):

Financials (0.1%):
National Bank of Greece SA (a)	144,651	467

Industrials (0.0%):(b)
Mytilineos SA	28,809	450
		917
Hong Kong (0.3%):

Consumer Discretionary (0.1%):
Bosideng International Holdings Ltd.	938,000	527
Chow Tai Fook Jewellery Group Ltd.	204,400	411
		938
Consumer Staples (0.0%):(b)
WH Group Ltd. (d)	439,000	299

Financials (0.0%):(b)
BOC Hong Kong Holdings Ltd.	98,000	337

Health Care (0.0%):(b)
CSPC Pharmaceutical Group Ltd.	506,000	513

Industrials (0.1%):
CK Hutchison Holdings Ltd.	48,000	310
Pacific Basin Shipping Ltd.	931,000	331
		641
Real Estate (0.1%):
China Resources Land Ltd.	146,000	598
CK Asset Holdings Ltd.	67,817	458
		1,056
		3,784

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
India (0.9%):

Communication Services (0.0%):(b)
Sun TV Network Ltd.	66,610	$416

Consumer Discretionary (0.2%):
Balkrishna Industries Ltd.	26,986	686
Mahindra & Mahindra Ltd.	81,748	1,327
Raymond Ltd.	29,412	350
		2,363
Consumer Staples (0.1%):
Dabur India Ltd.	53,270	389
Varun Beverages Ltd.	37,681	486
		875
Financials (0.2%):
Cholamandalam Investment & Finance Co. Ltd.	92,254	904
ICICI Bank Ltd., ADR	80,419	1,756
		2,660
Health Care (0.1%):
Apollo Hospitals Enterprise Ltd.	12,278	660

Industrials (0.1%):
Larsen & Toubro Ltd.	40,435	965

Information Technology (0.1%):
Infosys Ltd., ADR	49,713	910
WNS Holdings Ltd., ADR (a)	9,272	781
		1,691
Materials (0.0%):(b)
JK Paper Ltd.	62,743	326

Utilities (0.1%):
Power Grid Corp. of India Ltd.	190,786	546
		10,502
Indonesia (1.0%):

Communication Services (0.9%):
PT Telkom Indonesia Persero Tbk	34,864,738	10,678

Financials (0.1%):
PT Bank Mandiri Persero Tbk	1,229,700	732
		11,410
Ireland (1.1%):

Health Care (0.0%):(b)
ICON PLC (a)	1,577	331

Industrials (1.1%):
DCC PLC	5,425	312
Eaton Corp. PLC	75,319	10,292
Johnson Controls International PLC	30,200	1,635
		12,239
		12,570
Israel (0.1%):

Consumer Discretionary (0.0%):(b)
Maytronics Ltd. (c)	14,458	208

Financials (0.0%):(b)
Bank Leumi Le	36,097	382

Information Technology (0.1%):
Allot Ltd. (a)(c)	19,385	86

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Nice Ltd. (a)	1,913	$409
		495
		1,085
Italy (0.8%):

Health Care (0.0%):(b)
El.En. SpA	42,010	569

Industrials (0.0%):(b)
Leonardo SpA	38,563	316

Information Technology (0.1%):
Nexi SpA (a)(c)(d)	30,045	246
Sesa SpA	3,615	442
		688
Utilities (0.7%):
Enel SpA	790,607	3,715
Iren SpA	124,794	188
Snam SpA	855,435	4,065
		7,968
		9,541
Japan (5.7%):

Communication Services (1.1%):
Capcom Co. Ltd.	262,508	7,166
Intage Holdings, Inc.	19,700	226
Kakaku.com, Inc.	250,891	4,619
Konami Holdings Corp.	4,700	239
MarkLines Co. Ltd.	14,700	236
Nippon Telegraph & Telephone Corp.	27,834	754
ValueCommerce Co. Ltd.	11,200	205
		13,445
Consumer Discretionary (0.8%):
Open House Group Co. Ltd.	7,791	305
Shoei Co. Ltd.	13,100	519
Sony Group Corp.	12,051	958
The Furukawa Battery Co. Ltd.	18,300	152
Toyota Motor Corp.	52,700	789
ZOZO, Inc.	282,800	6,252
		8,975
Consumer Staples (0.6%):
Ajinomoto Co., Inc.	18,900	522
Create SD Holdings Co. Ltd.	9,100	204
Retail Partners Co. Ltd. (c)	2,800	22
Seven & i Holdings Co. Ltd. (c)	11,616	461
Toyo Suisan Kaisha Ltd.	154,149	6,324
		7,533
Financials (0.7%):
Mitsubishi UFJ Financial Group, Inc.	1,146,912	5,946
Mizuho Financial Group, Inc.	40,211	460
ORIX Corp.	46,874	771
Sumitomo Mitsui Financial Group, Inc.	15,075	455
Tokio Marine Holdings, Inc.	7,700	427
		8,059
Health Care (0.5%):
Hoya Corp.	48,702	4,967
Japan Lifeline Co. Ltd.	20,600	150
Olympus Corp.	19,900	424
Ono Pharmaceutical Co. Ltd.	15,300	365
		5,906

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Industrials (1.3%):
AGC, Inc.	9,500	$322
Altech Corp.	14,900	200
Denyo Co. Ltd.	14,700	172
Fuji Electric Co. Ltd.	89,600	3,871
gremz, Inc.	15,200	198
Hitachi Ltd.	12,745	637
ITOCHU Corp.	28,809	793
JAC Recruitment Co. Ltd.	15,100	214
Komatsu Ltd.	17,600	368
METAWATER Co. Ltd.	10,800	159
MIRAIT ONE Corp.	16,400	184
Mitsui & Co. Ltd.	25,520	599
NIPPON EXPRESS HOLDINGS, INC.	7,500	413
Nippon Yusen KK (c)	76,554	5,840
Organo Corp.	4,100	273
S-Pool, Inc.	67,700	522
Tocalo Co. Ltd.	28,100	259
Weathernews, Inc.	4,400	253
		15,277
Information Technology (0.6%):
Canon, Inc.	14,000	335
Comture Corp.	14,400	251
Digital Arts, Inc.	3,700	172
Fujitsu Ltd.	3,959	466
Fukui Computer Holdings, Inc.	9,600	244
Future Corp.	29,800	363
Softcreate Holdings Corp.	11,200	307
TDK Corp.	10,200	357
TechMatrix Corp.	15,700	193
Tokyo Electron Ltd.	1,501	471
Ulvac, Inc.	93,582	3,629
		6,788
Materials (0.1%):
JCU Corp.	9,300	219
Maeda Kosen Co. Ltd.	9,100	211
Shin-Etsu Chemical Co. Ltd.	3,243	377
Tosoh Corp.	29,482	381
		1,188
Real Estate (0.0%):(b)
Mitsui Fudosan Co. Ltd.	20,800	421

Utilities (0.0%):(b)
Osaka Gas Co. Ltd.	22,837	385
		67,977
Korea, Republic Of (1.6%):

Communication Services (0.1%):
JYP Entertainment Corp.	15,232	690
KT Corp.	20,131	558
LG Uplus Corp.	41,925	359
		1,607
Consumer Discretionary (0.1%):
Hyundai Mobis Co. Ltd.	2,610	416
Kia Corp.	9,268	556
Shinsegae, Inc.	2,963	491
		1,463
Financials (0.1%):
Hana Financial Group, Inc.	23,404	682
Samsung Securities Co. Ltd.	16,707	421

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Woori Financial Group, Inc.	72,751	$658
		1,761
Health Care (0.1%):
InBody Co. Ltd.	14,096	236
Samsung Biologics Co. Ltd. (a)(d)	875	544
		780
Industrials (0.0%):(b)
CJ Corp.	5,449	317

Information Technology (1.2%):
Innox Advanced Materials Co. Ltd.	14,502	371
Samsung Electro-Mechanics Co. Ltd.	4,035	418
Samsung Electronics Co. Ltd.	269,184	11,926
SK Hynix, Inc.	12,628	888
		13,603
		19,531
Luxembourg (0.1%):

Communication Services (0.0%):(b)
SES SA	40,254	282

Energy (0.1%):
Tenaris SA	32,598	446

Materials (0.0%):(b)
ArcelorMittal SA	16,013	380
		1,108
Malaysia (0.1%):

Financials (0.1%):
Public Bank Bhd	801,300	842

Materials (0.0%):(b)
Petronas Chemicals Group Bhd	183,400	360
		1,202
Mexico (0.1%):

Consumer Discretionary (0.0%):(b)
Alsea SAB de CV (a)	180,386	327

Financials (0.1%):
Grupo Financiero Banorte SAB de CV Class O	140,658	831
		1,158
Netherlands (0.7%):

Consumer Staples (0.1%):
Heineken NV	4,596	413
Koninklijke Ahold Delhaize NV	26,686	734
		1,147
Financials (0.1%):
ING Groep NV	37,649	330
NN Group NV (c)	9,513	391
		721
Health Care (0.0%):(b)
QIAGEN NV (a)	9,130	414

Industrials (0.0%):(b)
Signify NV (d)	7,526	214

Information Technology (0.5%):
ASM International NV	17,847	4,852

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
STMicroelectronics NV	18,170	$633
		5,485
		7,981
New Zealand (0.3%):

Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd.	288,995	3,458

Norway (0.9%):

Consumer Staples (0.0%):(b)
Mowi ASA	20,548	422

Energy (0.6%):
Aker BP ASA	153,250	5,372
Equinor ASA	10,496	408
Magseis Fairfield ASA (a)	531,668	456
TGS ASA	12,537	191
Var Energi ASA	92,069	400
		6,827
Financials (0.3%):
SpareBank 1 SMN	256,833	3,129

Information Technology (0.0%):(b)
Bouvet ASA	31,371	188

Materials (0.0%):(b)
Yara International ASA	9,599	406
		10,972
Peru (0.1%):

Financials (0.1%):
Credicorp Ltd.	5,647	728

Philippines (0.0%):(b)

Financials (0.0%):
BDO Unibank, Inc.	215,880	494

Puerto Rico (0.0%):(b)

Information Technology (0.0%):
EVERTEC, Inc.	15,619	525

Qatar (0.0%):(b)

Industrials (0.0%):
Industries Qatar QSC	107,646	535

Russian Federation (0.0%):(b)

Consumer Staples (0.0%):
Magnit PJSC (e)(f)	7,278	—	(g)

Energy (0.0%):
Gazprom PJSC(e)(f)(h)(j)	303,950	12
Rosneft Oil Co. PJSC, GDR (e)(f)(h)(j)	124,892	6
		18
Financials (0.0%):
Sberbank of Russia PJSC, ADR (a)(e)(f)(h)(j)	91,313	1
		19
Saudi Arabia (0.3%):

Financials (0.2%):
Alinma Bank	83,352	840

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Saudi National Bank	59,391	$1,102
		1,942
Health Care (0.0%):(b)
Mouwasat Medical Services Co.	6,804	436

Materials (0.1%):
SABIC Agri-Nutrients Co.	8,466	391
Saudi Arabian Mining Co. (a)	31,591	623
		1,014
		3,392
Singapore (0.6%):

Consumer Staples (0.1%):
Wilmar International Ltd.	215,529	622

Financials (0.5%):
DBS Group Holdings Ltd.	29,905	696
iFAST Corp. Ltd.	64,300	206
Singapore Exchange Ltd.	792,827	5,382
		6,284
Utilities (0.0%):(b)
Sembcorp Industries Ltd.	170,200	412
		7,318
South Africa (0.4%):

Communication Services (0.0%):(b)
MTN Group Ltd.	63,170	457

Consumer Discretionary (0.3%):
Mr Price Group Ltd.	237,067	2,569
Woolworths Holdings Ltd.	115,752	378
		2,947
Financials (0.1%):
Absa Group Ltd.	56,067	581
Capitec Bank Holdings Ltd.	5,432	646
		1,227
Industrials (0.0%):(b)
The Bidvest Group Ltd.	30,213	379
		5,010
Spain (0.7%):

Financials (0.6%):
Banco Bilbao Vizcaya Argentaria SA	1,250,936	5,612
Banco Santander SA (c)	165,578	401
Bankinter SA	54,525	280
		6,293
Health Care (0.0%):(b)
Laboratorios Farmaceuticos Rovi SA	5,191	255

Information Technology (0.0%):(b)
Global Dominion Access SA (d)	57,640	223

Utilities (0.1%):
Corp. ACCIONA Energias Renovables SA	12,578	522
Iberdrola SA	44,028	458
		980
		7,751
Sweden (1.2%):

Consumer Discretionary (0.0%):(b)
Evolution AB (d)	3,723	298

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
BioGaia AB B Shares	16,875	$136
Biotage AB	15,338	258
Cellavision AB	5,515	173
SwedenCare AB	20,387	120
Xvivo Perfusion AB (a)	9,235	161
		848
Industrials (1.0%):
Atlas Copco AB Class B (a)	615,811	5,610
CTT Systems AB	8,920	170
GARO AB	17,621	192
Hexatronic Group AB	32,310	315
Nibe Industrier AB Class B	584,238	5,474
Volvo AB Class B	22,889	363
		12,124
Materials (0.1%):
Boliden AB	13,486	432
		13,702
Switzerland (2.7%):

Consumer Discretionary (0.0%):(b)
Cie Financiere Richemont SA Registered Shares	4,219	472

Consumer Staples (0.1%):
Coca-Cola HBC AG	18,971	433
Nestle SA Registered Shares	8,720	1,021
		1,454
Financials (1.0%):
Chubb, Ltd.	34,590	6,539
Julius Baer Group Ltd.	8,758	423
Partners Group Holding AG	3,543	3,421
Swiss Life Holding AG	1,492	780
UBS Group AG	26,539	421
		11,584
Health Care (1.2%):
Coltene Holding AG Registered Shares	4,194	359
Novartis AG Registered Shares	13,272	1,074
Roche Holding AG	37,578	12,111
		13,544
Industrials (0.2%):
Adecco Group AG	71,582	2,269
Kardex Holding AG Registered Shares	1,944	341
Zehnder Group AG Registered Shares	2,706	160
		2,770
Information Technology (0.1%):
Landis+Gyr Group AG	5,534	324
u-blox Holding AG	3,921	543
		867
Materials (0.1%):
Glencore PLC	104,116	569
Gurit Holding AG (c)	2,330	244
Holcim AG	8,766	389
Vetropack Holding AG	5,570	195
		1,397
		32,088
Taiwan (2.0%):

Consumer Discretionary (0.0%):(b)
Fulgent Sun International Holding Co. Ltd.	67,000	415

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (0.6%):
Cathay Financial Holding Co. Ltd.	4,355,000	$6,337
CTBC Financial Holding Co. Ltd.	928,000	711
		7,048
Health Care (0.0%):(b)
Universal Vision Biotechnology Co. Ltd.	27,400	285

Information Technology (1.3%):
Gold Circuit Electronics Ltd.	222,000	604
Hon Hai Precision Industry Co. Ltd.	212,000	755
Lite-On Technology Corp.	3,895,000	8,384
Taiwan Semiconductor Manufacturing Co. Ltd.	304,000	4,977
Unimicron Technology Corp.	64,000	314
		15,034
Materials (0.1%):
Formosa Plastics Corp.	157,000	468
		23,250
Thailand (0.2%):

Energy (0.1%):
PTT PCL	637,900	655

Health Care (0.0%):(b)
Mega Lifesciences PCL	282,800	381

Materials (0.1%):
Indorama Ventures PCL	420,000	498

Real Estate (0.0%):(b)
AP Thailand PCL	1,174,600	322
		1,856
United Kingdom (4.8%):

Communication Services (0.1%):
4imprint Group PLC	6,897	304
WPP PLC	25,901	223
		527
Consumer Discretionary (0.6%):
Aptiv PLC (a)	14,263	1,333
Barratt Developments PLC	46,861	232
Focusrite PLC (c)	33,624	324
JD Sports Fashion PLC	321,300	420
Next PLC	49,876	3,358
Stellantis NV	68,614	914
		6,581
Consumer Staples (0.6%):
Imperial Brands PLC	286,003	6,289
Reckitt Benckiser Group PLC	5,268	406
Tesco PLC	186,087	537
		7,232
Energy (0.1%):
BP PLC	169,137	864
Harbour Energy PLC	70,704	390
		1,254
Financials (1.4%):
3i Group PLC	45,490	640
Barclays PLC	2,403,837	4,583
CMC Markets PLC (d)	45,163	120
HSBC Holdings PLC	960,403	5,883
Intermediate Capital Group PLC	114,555	1,811
Legal & General Group PLC	107,717	316
Standard Chartered PLC	95,707	663

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Willis Towers Watson PLC	10,900	$2,254
		16,270
Health Care (0.1%):
AstraZeneca PLC	8,112	1,003
Ergomed PLC (a)	14,702	191
		1,194
Industrials (0.7%):
Alpha Financial Markets Consulting PLC	49,436	241
Ashtead Group PLC	73,484	3,610
BAE Systems PLC	35,520	320
Concentric AB	11,502	213
Ferguson PLC	3,701	429
Judges Scientific PLC	5,411	477
Renew Holdings PLC	36,672	273
Robert Walters PLC	34,399	206
RS GROUP PLC	30,155	379
Sensata Technologies Holding PLC	53,300	2,147
SThree PLC	69,514	284
Volex PLC	61,981	192
		8,771
Information Technology (0.0%):(b)
GB Group PLC	24,928	129
Kainos Group PLC	22,249	351
		480
Materials (1.2%):
Anglo American PLC	36,396	1,169
Croda International PLC	64,042	4,991
Mondi PLC	25,554	434
Rio Tinto PLC	133,880	7,390
Treatt PLC	34,714	209
		14,193
Real Estate (0.0%):(b)
Safestore Holdings PLC	28,853	369

Utilities (0.0%):(b)
Drax Group PLC	41,885	309
		57,180
United States (55.4%):

Communication Services (3.3%):
Alphabet, Inc. Class A (a)	10,700	1,158
Alphabet, Inc. Class C (a)	215,869	23,562
Meta Platforms, Inc. Class A (a)	87,424	14,244
		38,964
Consumer Discretionary (7.4%):
Acushnet Holdings Corp.	10,131	483
Airbnb, Inc. Class A (a)	14,563	1,647
Amazon.com, Inc. (a)	158,354	20,075
BJ's Restaurants, Inc. (a)	18,980	476
Darden Restaurants, Inc.	9,200	1,138
Johnson Outdoors, Inc. Class A	5,660	346
LKQ Corp.	58,600	3,119
McDonald's Corp.	73,817	18,623
Movado Group, Inc.	18,444	588
NIKE, Inc. Class B	18,169	1,934
O'Reilly Automotive, Inc. (a)	4,400	3,067
Overstock.com, Inc. (a)	11,930	311
PulteGroup, Inc.	222,132	9,032
Ross Stores, Inc.	81,308	7,015
Ruth's Hospitality Group, Inc.	27,059	493

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Sonos, Inc. (a)	15,828	$238
Target Corp.	41,645	6,677
Tesla, Inc. (a)	34,134	9,408
Thor Industries, Inc.	5,714	463
Topgolf Callaway Brands Corp. (a)	16,210	359
Tractor Supply Co.	10,921	2,022
Tri Pointe Homes, Inc. (a)	21,663	375
		87,889
Consumer Staples (4.2%):
Colgate-Palmolive Co.	175,801	13,750
Keurig Dr Pepper, Inc.	61,600	2,348
Lamb Weston Holdings, Inc.	14,100	1,121
Mondelez International, Inc. Class A	40,700	2,518
PepsiCo, Inc.	100,860	17,375
The Estee Lauder Cos., Inc.	39,905	10,151
U.S. Foods Holding Corp. (a)	59,200	1,813
		49,076
Energy (2.8%):
APA Corp.	202,493	7,919
Cactus, Inc. Class A	52,964	2,116
Clean Energy Fuels Corp. (a)	58,959	396
ConocoPhillips	116,406	12,741
Enterprise Products Partners LP	90,300	2,377
Expro Group Holdings NV (a)	20,477	277
Hess Corp.	10,900	1,316
Marathon Oil Corp.	77,700	1,988
Ovintiv, Inc.	22,000	1,169
RPC, Inc.	80,443	640
Select Energy Services, Inc. Class A (a)	59,085	420
Solaris Oilfield Infrastructure, Inc. Class A	42,358	453
TETRA Technologies, Inc. (a)	180,847	720
Valero Energy Corp.	9,100	1,066
		33,598
Financials (7.4%):
Bank of America Corp.	319,464	10,737
Blackstone, Inc.	19,133	1,797
Cboe Global Markets, Inc.	27,100	3,197
Comerica, Inc.	54,100	4,344
Employers Holdings, Inc.	9,819	384
First Busey Corp.	27,938	643
Interactive Brokers Group, Inc.	40,700	2,507
JPMorgan Chase & Co.	112,341	12,777
LPL Financial Holdings, Inc.	40,918	9,056
MSCI, Inc.	4,589	2,062
OFG Bancorp	18,215	495
S&P Global, Inc.	31,992	11,267
State Street Corp.	33,200	2,269
Synchrony Financial	182,038	5,962
The PNC Financial Services Group, Inc.	32,714	5,169
The Progressive Corp.	38,500	4,722
Unum Group	259,813	9,834
		87,222
Health Care (8.7%):
AbbVie, Inc.	19,100	2,568
Addus HomeCare Corp. (a)	3,623	323
Align Technology, Inc. (a)	3,176	774
Amedisys, Inc. (a)	29,529	3,498
Amgen, Inc.	51,151	12,292
Apollo Medical Holdings, Inc. (a)	11,487	495
Artivion, Inc. (a)	13,167	292

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Atrion Corp.	633	$382
BioLife Solutions, Inc. (a)	16,954	400
Catalyst Pharmaceuticals, Inc. (a)	38,066	515
Cigna Corp.	7,900	2,239
CorVel Corp. (a)	3,184	495
CryoPort, Inc. (a)	12,599	411
CVS Health Corp.	120,191	11,797
Dexcom, Inc. (a)	26,343	2,166
Dynavax Technologies Corp. (a)	28,302	325
Eli Lilly & Co.	44,201	13,315
Humana, Inc.	8,700	4,192
IDEXX Laboratories, Inc. (a)	20,175	7,013
Johnson & Johnson	105,955	17,095
Lantheus Holdings, Inc. (a)	5,183	408
LeMaitre Vascular, Inc.	13,427	663
Medtronic PLC	35,200	3,095
Merck & Co., Inc.	30,900	2,638
Orthofix Medical, Inc. (a)	18,589	370
Sotera Health Co. (a)	109,600	1,853
STAAR Surgical Co. (a)	1,311	124
Tandem Diabetes Care, Inc. (a)	7,550	345
The Joint Corp. (a)	12,112	221
Thermo Fisher Scientific, Inc.	5,412	2,951
U.S. Physical Therapy, Inc.	3,108	257
UFP Technologies, Inc. (a)	5,904	549
UnitedHealth Group, Inc.	5,400	2,804
Veeva Systems, Inc. Class A (a)	11,828	2,358
Vericel Corp. (a)	17,873	446
Zoetis, Inc.	18,711	2,929
		102,598
Industrials (2.9%):
AAON, Inc.	8,597	494
Allied Motion Technologies, Inc.	13,482	472
Altra Industrial Motion Corp.	12,167	462
CoStar Group, Inc. (a)	26,095	1,817
Delta Air Lines, Inc. (a)	184,057	5,719
Encore Wire Corp.	2,022	263
FedEx Corp.	4,900	1,033
Generac Holdings, Inc. (a)	7,085	1,561
Honeywell International, Inc.	60,481	11,452
L3Harris Technologies, Inc.	5,600	1,278
Leidos Holdings, Inc.	22,300	2,120
NOW, Inc. (a)	50,891	617
PACCAR, Inc.	12,500	1,094
Raytheon Technologies Corp.	13,800	1,238
The Greenbrier Cos., Inc.	14,792	422
Transcat, Inc. (a)	9,640	714
Uber Technologies, Inc. (a)	60,943	1,753
Union Pacific Corp.	5,200	1,167
		33,676
Information Technology (15.1%):
Adobe, Inc. (a)	6,399	2,390
Advanced Energy Industries, Inc.	5,688	511
Ambarella, Inc. (a)	2,966	201
Apple, Inc.	277,611	43,646
Arista Networks, Inc. (a)	21,316	2,555
Broadcom, Inc.	4,188	2,090
Cadence Design Systems, Inc. (a)	18,780	3,263
CDW Corp.	13,034	2,225
Cisco Systems, Inc.	232,483	10,397
Crowdstrike Holdings, Inc. Class A (a)	9,996	1,825

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ePlus, Inc. (a)	15,024	$708
Euronet Worldwide, Inc. (a)	14,000	1,241
Fidelity National Information Services, Inc.	38,000	3,472
FleetCor Technologies, Inc. (a)	7,000	1,488
Fortinet, Inc. (a)	171,935	8,372
Global Payments, Inc.	12,900	1,603
Grid Dynamics Holdings, Inc. (a)	40,021	809
Insight Enterprises, Inc. (a)	5,707	520
Mastercard, Inc. Class A	36,781	11,931
Microsoft Corp.	151,371	39,579
Motorola Solutions, Inc.	8,062	1,962
Napco Security Technologies, Inc. (a)	20,530	609
NVIDIA Corp.	96,407	14,552
Palo Alto Networks, Inc. (a)	3,205	1,785
PayPal Holdings, Inc. (a)	6,563	613
Perficient, Inc. (a)	7,798	609
ServiceNow, Inc. (a)	7,235	3,144
Texas Instruments, Inc.	68,572	11,329
The Trade Desk, Inc. Class A (a)	20,626	1,293
Visa, Inc. Class A	20,845	4,142
		178,864
Materials (0.7%):
Alcoa Corp.	73,862	3,654
Hawkins, Inc.	9,005	345
PPG Industries, Inc.	17,600	2,235
Sealed Air Corp.	48,000	2,583
		8,817
Real Estate (1.4%):
Equity LifeStyle Properties, Inc.	22,300	1,563
Gladstone Land Corp.	11,050	260
Invitation Homes, Inc.	69,000	2,503
Prologis, Inc.	98,711	12,291
		16,617
Utilities (1.5%):
Constellation Energy Corp.	19,833	1,618
Exelon Corp.	45,800	2,011
MGE Energy, Inc.	118,041	9,091
The York Water Co.	7,161	315
Vistra Corp.	171,700	4,250
		17,285
		654,606
Total Common Stocks (Cost $1,032,738)		1,157,737

Exchange-Traded Funds (0.0%)(b)
United States (0.0%):
iShares Core MSCI EAFE ETF	561	33
iShares MSCI EAFE Small-Cap ETF	5,064	277
iShares Russell 2000 ETF (c)	1,610	295
		605
Total Exchange-Traded Funds (Cost $671)		605

Collateral for Securities Loaned (0.7%)^
United States (0.7%):
HSBC U.S. Government Money Market Fund, I Shares, 2.26% (i)	8,530,736	8,531
Total Collateral for Securities Loaned (Cost $8,531)		8,531
Total Investments (Cost $1,041,940) — 98.7%		1,166,873
Other assets in excess of liabilities — 1.3%		$14,926
NET ASSETS - 100.00%		$1,181,799

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Sustainable World Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $8,430 thousands and amounted to 0.7% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of August 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of August 31, 2022, illiquid securities were less than 0.05% of the Fund's net assets.
(g)	Rounds to less than $1 thousand.
(h)	Restricted security due to trading restrictions. Russian sanctioned entity by the United States Government.
(i)	Rate disclosed is the daily yield on August 31, 2022.
(j)	The following table details the acquisition date and cost of the Fund’s restricted securities at August 31, 2022 (amount in thousand):

Security Name	Acquisition Date	Cost
Gazprom PJSC	8/13/2021	$1,231
Rosneft Oil Co. PJSC, GDR	4/6/2021	964
Sberbank of Russia PJSC, ADR	3/26/2021	1,405

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
LP—Limited Partnership
PCL—Public Company Limited
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Government Securities Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.9%)
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25	$3,468	$3,426
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 3.37% (LIBOR01M+100bps), 5/20/30 (a)	1,368	1,367
Navient Student Loan Trust, Series 2014-1, Class A3, 2.95% (LIBOR01M+51bps), 6/25/31 (a)	1,882	1,786
Nelnet Student Loan Trust, Series 2006-3, Class B, 2.45% (LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100 (a)	2,176	1,983
Nelnet Student Loan Trust, Series 2015-3, Class A2, 3.04% (LIBOR01M+60bps), 2/27/51, Callable 9/25/30 @ 100 (a)(b)	2,714	2,674
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 4/25/35 @ 100 (b)	7,241	6,432
SLM Student Loan Trust, Series 2006-4, Class B, 2.98% (LIBOR03M+20bps), 1/25/70, Callable 10/25/32 @ 100 (a)	3,218	3,067
SLM Student Loan Trust, Series 2013-6, Class A3, 3.09% (LIBOR01M+65bps), 6/26/28, Callable 8/25/30 @ 100 (a)	2,552	2,470
SunTrust Student Loan Trust, Series 2006-1A, Class B, 3.06% (LIBOR03M+27bps), 10/28/37, Callable 10/28/24 @ 100 (a)(b)	820	815
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	4,179	3,629
Total Asset-Backed Securities (Cost $29,297)		27,649

Municipal Bonds (4.4%)
Hawaii (0.0%):(c)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A-2, 3.24%, 1/1/31	165	161

Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,003

Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
Series A, 4.15%, 2/1/33	3,000	2,966
Series A, 4.28%, 2/1/36	2,000	1,970
		4,936
Michigan (0.2%):
Michigan State Building Authority Revenue, Series II, 0.46%, 10/15/22	1,500	1,495

Ohio (0.3%):
State of Ohio, GO, Series A, 1.78%, 8/1/32	3,000	2,379

Tennessee (0.2%):
State of Tennessee, GO, Series B, 1.73%, 11/1/32, Continuously Callable @100	2,400	1,881

Texas (2.0%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @100	650	532
City of Abilene, GO
2.41%, 2/15/26	1,715	1,631
2.54%, 2/15/27	1,195	1,124
2.64%, 2/15/29	1,000	915
City of Houston Texas Combined Utility System Revenue
3.82%, 11/15/29, Continuously Callable @100	3,000	2,890
Series E, 3.72%, 11/15/28	1,530	1,480
State of Texas, GO
1.61%, 10/1/22	1,585	1,583
2.53%, 10/1/31, Continuously Callable @100	3,500	3,060
Texas Public Finance Authority Revenue, 0.93%, 2/1/26	2,000	1,817

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Texas Public Finance Authority State of Texas, GO, Series C, 3.01%, 10/1/26, Continuously Callable @100	$4,000	$3,868
		18,900
Virginia (0.8%):
Virginia Public Building Authority Revenue
Series C, 2.25%, 8/1/26	1,370	1,292
Series C, 2.40%, 8/1/27	1,475	1,376
Series C, 2.56%, 8/1/29	2,700	2,447
Virginia Public School Authority Revenue, Series C, 0.55%, 8/1/23	3,000	2,910
		8,025
Wisconsin (0.1%):
State of Wisconsin, GO, Series 4, 1.90%, 5/1/33, Continuously Callable @100	1,000	812
Total Municipal Bonds (Cost $44,854)		41,592

U.S. Government Agency Mortgages (53.1%)
Federal Home Loan Mortgage Corporation
Series K026, Class A2, 2.51%, 11/25/22	3,586	3,575
Series K027, Class A2, 2.64%, 1/25/23	4,575	4,556
Series K029, Class A2, 3.32%, 2/25/23 (d)	2,856	2,844
Series K725, Class A2, 3.00%, 1/25/24	4,907	4,845
Series K037, Class A2, 3.49%, 1/25/24	10,030	9,956
Series K038, Class A2, 3.39%, 3/25/24	3,000	2,971
Series K727, Class A2, 2.95%, 7/25/24	18,557	18,257
Series K052, Class A1, 2.60%, 1/25/25	1,496	1,474
Series K045, Class A2, 3.02%, 1/25/25	2,756	2,703
Series K730, Class A2, 3.59%, 1/25/25	5,000	4,963
Series K056, Class A1, 2.20%, 7/25/25	3,170	3,088
Series K049, Class A2, 3.01%, 7/25/25	4,000	3,906
Series K051, Class A2, 3.31%, 9/25/25	10,000	9,833
Series K733, Class AM, 3.75%, 9/25/25	5,000	4,983
Series K056, Class A2, 2.53%, 5/25/26	5,000	4,780
Series K057, Class A2, 2.57%, 7/25/26	7,000	6,696
Series K061, Class A1, 3.01%, 8/25/26	488	484
Series 3987, Class A, 2.00%, 9/15/26	351	346
Series K059, Class A2, 3.12%, 9/25/26 (d)	4,500	4,382
Series K061, Class A2, 3.35%, 11/25/26 (d)	4,000	3,926
Series K066, Class A2, 3.12%, 6/25/27	3,000	2,913
Series K067, Class A2, 3.19%, 7/25/27	9,274	9,028
Series K069, Class A2, 3.19%, 9/25/27 (d)	2,879	2,801
Series K071, Class A2, 3.29%, 11/25/27	5,000	4,885
Series K078, Class A2, 3.85%, 6/25/28	12,500	12,537
Series K080, Class A2, 3.93%, 7/25/28 (d)	15,000	15,090
3.00%, 3/1/32 - 6/1/42	8,600	8,330
3.50%, 10/1/33 - 8/1/48	14,853	14,453
4.00%, 10/1/33 - 9/1/52	19,331	19,246
5.50%, 12/1/35	199	211
Series 3134, Class FA, 2.69% (LIBOR01M+30bps), 3/15/36 (a)	403	400
Series 4023, Class PF, 2.94% (LIBOR01M+55bps), 10/15/41 (a)	339	339
4.50%, 9/1/48	975	982
4.08% (SOFR30A+227bps), 8/1/52 (a)(e)	7,993	7,933
		197,716
Federal National Mortgage Association
2.42%, 11/1/22	18,583	18,583
Series M1, Class A2, 3.34%, 7/25/23 (d)	401	400
Series M7, Class AV2, 2.16%, 10/25/23	1,529	1,518
Series M13, Class A2, 2.80%, 6/25/25 (d)	1,693	1,646
3.00%, 2/1/27 - 2/1/52	14,551	13,738
Series M8, Class A2, 3.06%, 5/25/27 (d)	3,753	3,637
Series M12, Class A2, 3.17%, 6/25/27 (d)	4,336	4,208

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27	$2,211	$2,121
Series 102, Class GA, 1.38%, 9/25/27	522	500
Series M4, Class A2, 3.16%, 3/25/28 (d)	2,571	2,482
Series M10, Class A2, 3.48%, 7/25/28 (d)	8,049	7,865
1.64%, 9/1/31	1,250	1,041
Series 29, Class FY, 2.74% (LIBOR01M+30bps), 4/25/35 - 8/25/37 (a)	1,241	1,233
5.00%, 12/1/35 - 6/1/52	12,067	12,210
5.50%, 11/1/37 - 6/1/52	3,835	3,937
6.00%, 5/1/38	139	146
4.00%, 8/1/39 - 6/1/52	48,091	47,079
3.50%, 1/1/42 - 2/1/50	19,291	18,634
2.50%, 11/1/50	9,028	8,068
2.00%, 11/1/51 - 12/1/51	27,774	23,956
4.50%, 6/1/52 - 7/1/52	30,861	30,696
4.00%, 9/1/52 (e)	2,000	1,952
4.50%, 9/1/52 (e)	3,000	2,982
		208,632
Government National Mortgage Association
8.00%, 12/20/22 - 9/15/30	192	205
4.50%, 4/20/24 - 3/20/41	12,893	13,182
7.00%, 5/15/27 - 7/15/32	678	718
7.50%, 2/15/28 - 11/15/31	147	156
6.00%, 4/15/28 - 12/15/38	5,370	5,735
6.50%, 5/15/28 - 8/20/34	1,563	1,666
6.75%, 5/15/28	5	5
5.50%, 4/20/33 - 6/15/39	7,857	8,355
5.00%, 5/20/33 - 2/15/39	2,287	2,382
4.00%, 7/15/40 - 11/20/40	2,344	2,352
2.50%, 2/20/50 - 12/20/51	27,160	24,856
3.00%, 8/20/51 - 10/20/51	20,315	19,142
		78,754
Small Business Administration Pools
1.90% (PRIME-285bps), 9/25/31 (a)	4,653	4,605
4.37% (PRIME-38bps), 2/25/32 (a)	4,647	4,903
5.63% (PRIME+88bps), 2/25/32 (a)	4,572	5,002
6.33% (PRIME+158bps), 2/25/32 (a)	3,732	4,188
3.00% (PRIME-175bps), 10/25/34 (a)	1,710	1,742
		20,440
		505,542
Total U.S. Government Agency Mortgages (Cost $524,836)		505,542

U.S. Treasury Obligations (40.2%)
U.S. Treasury Notes
2.00%, 11/30/22	5,000	4,988
0.13%, 9/15/23	6,000	5,796
0.38%, 10/31/23	10,000	9,650
0.25%, 11/15/23	5,000	4,812
2.00%, 6/30/24	10,000	9,741
0.38%, 8/15/24	5,000	4,710
1.88%, 8/31/24	10,000	9,696
2.25%, 11/15/24	5,000	4,872
2.13%, 11/30/24	4,000	3,883
2.50%, 1/31/25	7,000	6,840
2.00%, 2/15/25	4,000	3,861
2.13%, 5/15/25	4,500	4,341
0.25%, 7/31/25	6,000	5,464
0.25%, 8/31/25	12,000	10,898
0.25%, 10/31/25	20,000	18,069
0.38%, 1/31/26	34,000	30,608
1.38%, 8/31/26	7,000	6,468

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Government Securities Fund	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
0.88%, 9/30/26	$25,000	$22,582
1.63%, 10/31/26	7,000	6,515
1.13%, 2/29/28	15,000	13,329
1.25%, 4/30/28	5,000	4,457
2.88%, 5/15/28	25,000	24,355
1.25%, 5/31/28	10,000	8,905
1.25%, 6/30/28	16,000	14,219
1.00%, 7/31/28	3,000	2,622
1.13%, 8/31/28	5,000	4,398
1.38%, 10/31/28	20,000	17,808
2.38%, 3/31/29	30,000	28,294
2.38%, 5/15/29	10,000	9,430
2.75%, 5/31/29	15,000	14,477
1.50%, 2/15/30	20,000	17,741
0.88%, 11/15/30	7,000	5,852
1.63%, 5/15/31	10,000	8,834
1.25%, 8/15/31	40,000	34,050
Total U.S. Treasury Obligations (Cost $411,152)		382,565

Investment Companies (0.1%)
Federated Treasury Obligations Fund Institutional Shares, 2.12% (f)	1,056,350	1,056
Total Investment Companies (Cost $1,056)		1,056

Repurchase Agreements (0.4%)
Credit Agricole CIB NY, 2.25%, 9/1/22, purchased on 8/31/22, with a maturity date of 9/1/22, with a value of $4,000 (collateralized by Government National Mortgage Association, 5.00%, due 8/20/52, with a value of $4,080)	4,000	4,000
Total Repurchase Agreements (Cost $4,000)		4,000
Total Investments (Cost $1,015,195) — 101.1%		962,404
Liabilities in excess of other assets — (1.1)%		(10,050)
NET ASSETS - 100.00%		$952,354

(a)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2022.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of August 31, 2022, the fair value of these securities was $9,921 thousands and amounted to 1.0% of net assets.
(c)	Amount represents less than 0.05% of net assets.
(d)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2022.
(e)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(f)	Rate disclosed is the daily yield on August 31, 2022.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LIBOR—London Interbank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of August 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of August 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
PRIME—US Prime rate, rate disclosed as of August 31, 2022.
SOFR30A—30-day average of SOFR, rate disclosed as of August 31, 2022.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Treasury Money Market Trust	August 31, 2022
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (28.1%)
U.S. Treasury Notes
2.96% (USBMMY3M+6bps), 10/31/22 (a)	$75,000	$75,027
2.95% (USBMMY3M+5bps), 1/31/23 (a)	75,000	75,055
2.94% (USBMMY3M+3bps), 4/30/23 (a)	25,000	25,051
Total U.S. Treasury Obligations (Cost $175,133)		175,133

Repurchase Agreements (71.3%)
Bank of America Corp., 2.25%, 9/1/22, purchased on 8/31/22, with a maturity date of 9/1/22, with a value of $90,000 (collateralized by U.S. Treasury Inflation Note Index (b)(c), due 11/15/35, with a value of $91,800)	90,000	90,000
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 2.23%, 9/1/22, purchased on 8/31/22, with a maturity date of 9/1/22, with a value of $353,000 (collateralized by U.S. Treasury Bond, 1.88% - 2.25%, due 11/15/51 - 2/15/52, with a value of $360,060)	353,000	353,000
Total Repurchase Agreements (Cost $443,000)		443,000
Total Investments (Cost $618,133) — 99.4%		618,133
Other assets in excess of liabilities — 0.6%		3,467
NET ASSETS - 100.00%		$621,600

(a)	Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2022.
(b)	U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.
(c)	Zero-coupon bond.

bps—Basis points
USBMMY3M—3 Month Treasury Bill Rate